UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

(b) Not applicable to the Registrant.

Semi-Annual Report

KraneShares CICC China Leaders 100 Index ETF

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares Bloomberg China Bond Inclusion Index ETF

KraneShares MSCI All China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares Asia Pacific High Income Bond ETF

KraneShares Emerging Markets Healthcare Index ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares MSCI China ESG Leaders Index ETF

KraneShares CICC China 5G & Semiconductor Index ETF

KraneShares CICC China Consumer Leaders Index ETF

KraneShares SSE STAR Market 50 Index ETF

KraneShares Hang Seng TECH Index ETF

KraneShares China Innovation ETF

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF

KraneShares China Internet and Covered Call Strategy ETF

KraneShares Dynamic Emerging Markets Strategy ETF

KraneShares Global Luxury Index ETF

September 30, 2023

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at https://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Communication Services — 0.6%
China South Publishing & Media Group, Cl A	7,100	$11,694
Chinese Universe Publishing and Media Group, Cl A	6,700	11,523
Shanghai Fengyuzhu Culture and Technology, Cl A	3,500	5,659
		28,876
Consumer Discretionary — 14.2%
China National Gold Group Gold Jewellery, Cl A	8,200	12,414
Chongqing Department Store, Cl A	2,600	11,751
Chongqing Zongshen Power Machinery, Cl A	9,600	8,999
Chow Tai Seng Jewellery, Cl A	4,200	10,203
Gree Electric Appliances of Zhuhai, Cl A	47,600	237,159
Hisense Home Appliances Group, Cl A	4,600	14,856
HLA Group, Cl A	17,400	18,342
IKD, Cl A	3,400	11,429
Lao Feng Xiang, Cl A	1,400	12,375
Luolai Lifestyle Technology, Cl A	4,100	6,320
Midea Group, Cl A	32,000	243,676
Ningbo Peacebird Fashion, Cl A	1,300	3,335
Zhejiang China Commodities City Group, Cl A	27,900	34,618
Zhejiang Semir Garment, Cl A	7,600	6,415
Zhejiang Wanfeng Auto Wheel, Cl A	17,600	12,948
		644,840
Consumer Staples — 5.9%
Anhui Kouzi Distillery, Cl A	3,900	27,701
Anhui Yingjia Distillery, Cl A	2,700	27,257
DaShenLin Pharmaceutical Group, Cl A	4,560	15,741
Heilongjiang Agriculture, Cl A	8,500	15,353
Henan Shuanghui Investment & Development, Cl A	10,700	38,757
Jiangsu Yanghe Brewery JSC, Cl A	6,500	115,445

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Juewei Food, Cl A	3,900	$20,116
Shanghai Flyco Electrical Appliance, Cl A	600	5,717
		266,087
Energy — 3.8%
Inner Mongolia Dian Tou Energy, Cl A	8,900	16,809
Shaanxi Coal Industry, Cl A	41,000	103,882
Shan Xi Hua Yang Group New Energy, Cl A	19,150	22,131
Shanxi Lu’an Environmental Energy Development, Cl A	12,100	31,538
		174,360
Financials — 36.6%
Agricultural Bank of China, Cl A	337,700	166,863
AVIC Industry-Finance Holdings, Cl A	53,700	25,797
Bank of Communications, Cl A	287,300	227,135
Bank of Jiangsu, Cl A	130,000	128,113
China Galaxy Securities, Cl A	12,900	19,459
China Life Insurance, Cl A	17,500	87,095
China Merchants Bank, Cl A	50,300	227,621
China Merchants Securities, Cl A	38,900	74,642
CNPC Capital, Cl A	25,600	23,261
CSC Financial, Cl A	13,700	46,276
GF Securities, Cl A	31,200	62,822
Guotai Junan Securities, Cl A	47,000	93,797
Huatai Securities, Cl A	53,600	116,311
Jiangsu Financial Leasing, Cl A	16,240	10,365
Ping An Insurance Group of China, Cl A	32,800	217,443
Postal Savings Bank of China, Cl A	113,900	77,697
Shenwan Hongyuan Group, Cl A	95,900	56,994
		1,661,691
Health Care — 6.5%
China Animal Healthcare*(A)	4,000	—
Hualan Biological Engineering, Cl A	11,700	35,650
Hubei Jumpcan Pharmaceutical, Cl A	4,100	15,385
Jiangzhong Pharmaceutical, Cl A	4,600	12,520
Livzon Pharmaceutical Group, Cl A	4,000	20,281
Renhe Pharmacy, Cl A	10,800	10,599
Shanghai Fosun Pharmaceutical Group, Cl A	13,600	53,386
Shijiazhuang Yiling Pharmaceutical, Cl A	9,200	29,624
Sichuan Kelun Pharmaceutical, Cl A	12,400	49,612
Sunflower Pharmaceutical Group, Cl A	3,600	12,348
Yunnan Baiyao Group, Cl A	7,600	55,599
		295,004

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 16.3%
Anhui Construction Engineering Group, Cl A	11,700	$7,885
Anhui Heli, Cl A	6,200	16,866
China State Construction Engineering, Cl A	223,500	169,640
CRRC, Cl A	127,300	102,039
Daqin Railway, Cl A	60,900	60,935
Guangxi Liugong Machinery, Cl A	12,500	12,319
Hangcha Group, Cl A	3,600	12,635
Hangxiao Steel Structure, Cl A	20,300	10,198
Harbin Boshi Automation, Cl A	5,000	10,987
Hongrun Construction Group, Cl A	5,900	3,814
Jingjin Equipment, Cl A	3,700	13,514
Metallurgical Corp of China, Cl A	72,800	36,671
Neway Valve Suzhou, Cl A	3,900	8,185
Shanghai Construction Group, Cl A	67,500	25,478
Shanghai Mechanical and Electrical Industry, Cl A	4,100	8,469
Shanghai Tunnel Engineering, Cl A	22,000	17,695
Sinosteel Engineering & Technology, Cl A	6,100	6,790
Sinotruk Jinan Truck, Cl A	6,900	15,607
Sumec, Cl A	4,800	4,908
Suzhou Secote Precision Electronic, Cl A	1,300	8,406
Tian Di Science & Technology, Cl A	16,200	12,074
Weichai Power, Cl A	57,100	98,200
Xiamen Xiangyu, Cl A	11,500	10,749
Zhejiang Chint Electrics, Cl A	11,500	36,761
Zhejiang Weixing New Building Materials, Cl A	8,500	21,292
ZhongYeDa Electric, Cl A	2,900	3,861
Zhongyuan Environment-Protection, Cl A	3,400	3,598
		739,576
Information Technology — 0.6%
Aisino, Cl A	12,900	21,672
Hanergy Thin Film Power Group*(A)	65,064	—
Olympic Circuit Technology, Cl A	3,300	7,704
		29,376
Materials — 0.8%
China Lumena New Materials*(A)	718	—
Gansu Qilianshan Cement Group, Cl A*	6,000	9,265
Huaibei Mining Holdings, Cl A	9,900	18,955
Shantou Dongfeng Printing, Cl A*	11,300	6,266
Tianhe Chemicals Group*(A)	40,000	—
		34,486
Real Estate — 6.6%
China Vanke, Cl A	72,000	129,261
Hangzhou Binjiang Real Estate Group, Cl A	12,300	16,190

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
Poly Developments and Holdings Group, Cl A	75,700	$132,370
Rongan Property, Cl A	8,400	3,297
Seazen Holdings, Cl A*	9,000	16,368
		297,486
Utilities — 8.1%
CECEP Solar Energy, Cl A	29,900	23,762
CGN Power, Cl A	79,900	34,435
China Yangtze Power, Cl A	81,400	248,476
Grandblue Environment, Cl A	5,400	12,808
SDIC Power Holdings, Cl A	30,500	49,272
		368,753
TOTAL CHINA		4,540,535

TOTAL COMMON STOCK (Cost $5,016,861)		4,540,535

TOTAL INVESTMENTS — 100.0% (Cost $5,016,861)		4,540,535
OTHER ASSETS LESS LIABILITIES – 0.0%		1,258
NET ASSETS - 100%		$4,541,793

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The following summarizes the market value of the Fund’s investments used as of September 30, 2023, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Communication Services	$28,876	$—	$—		$28,876
Consumer Discretionary	644,840	—	—		644,840
Consumer Staples	266,087	—	—		266,087
Energy	174,360	—	—		174,360
Financials	1,661,691	—	—		1,661,691
Health Care	295,004	—	—	‡‡	295,004
Industrials	739,576	—	—		739,576
Information Technology	29,376	—	—	‡‡	29,376
Materials	34,486	—	—	‡‡	34,486
Real Estate	297,486	—	—		297,486
Utilities	368,753	—	—		368,753
Total Common Stock	4,540,535	—	—		4,540,535
Total Investments in Securities	$4,540,535	$—	$—		$4,540,535

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares CICC China Leaders 100 Index ETF (concluded)

‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.9%
Communication Services — 39.8%
Autohome ADR	2,361,192	$71,662,177
Baidu, Cl A*	19,966,934	340,097,039
Bilibili, Cl Z*	9,030,504	124,875,168
China Literature*	16,519,000	60,428,807
iQIYI ADR*	17,476,496	82,838,591
JOYY ADR	1,298,016	49,467,390
Kanzhun ADR*	13,689,291	207,666,544
Kingsoft	35,034,800	127,043,843
Kuaishou Technology, Cl B*	30,064,700	241,266,929
NetEase	12,609,805	256,805,722
Tencent Holdings	12,602,975	492,735,554
Tencent Music Entertainment Group ADR*	21,818,014	139,198,929
Weibo ADR	2,976,184	37,321,347
		2,231,408,040
Consumer Discretionary — 42.1%
Alibaba Group Holding*	46,854,164	512,103,327
East Buy Holding*(A)	15,432,500	72,809,218
JD.com, Cl A	12,308,090	180,884,617
Meituan, Cl B*	27,909,148	408,382,222
PDD Holdings ADR*	5,442,573	533,753,134
TAL Education Group ADR*	16,581,385	151,056,417
Tongcheng Travel Holdings*	42,675,800	93,722,908
Trip.com Group*	6,102,700	217,557,006
Vipshop Holdings ADR*	12,184,956	195,081,146
		2,365,349,995
Consumer Staples — 5.9%
Alibaba Health Information Technology*	175,226,000	109,182,745
JD Health International*	35,119,850	182,059,911

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Ping An Healthcare and Technology*	17,748,000	$41,424,879
		332,667,535
Financials — 3.1%
Lufax Holding ADR	28,948,117	30,685,004
Qifu Technology ADR	5,141,146	78,968,002
ZhongAn Online P&C Insurance, Cl H*	22,272,400	65,692,326
		175,345,332
Industrials — 4.2%
Full Truck Alliance ADR*	33,206,928	233,776,773

Information Technology — 1.0%
Chindata Group Holdings ADR*(A)	6,768,381	56,177,562

Real Estate — 3.8%
KE Holdings ADR	13,708,247	212,751,993
TOTAL CHINA		5,607,477,230

TOTAL COMMON STOCK (Cost $7,061,241,792)		5,607,477,230

SHORT-TERM INVESTMENT — 1.6%
Invesco Government & Agency Portfolio, Cl Institutional, 5.260%(B)(C)	90,193,314	90,193,314

TOTAL SHORT-TERM INVESTMENT (Cost $90,193,314)		90,193,314

TOTAL INVESTMENTS — 101.5% (Cost $7,151,435,106)		5,697,670,544
OTHER ASSETS LESS LIABILITIES – (1.5)%		(85,094,438)
NET ASSETS - 100%		$5,612,576,106

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2023.
(B)	The rate shown is the 7-day effective yield as of September 30, 2023.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2023 was $90,193,314.

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 99.5%
Communication Services — 1.9%
China United Network Communications, Cl A	6,412,700	$4,321,636
Focus Media Information Technology, Cl A	2,912,002	2,857,745
		7,179,381
Consumer Discretionary — 5.9%
BYD, Cl A	465,200	15,113,453
China Tourism Group Duty Free, Cl A	501,132	7,288,880
		22,402,333
Consumer Staples — 14.9%
Foshan Haitian Flavouring & Food, Cl A	454,242	2,368,548
Inner Mongolia Yili Industrial Group, Cl A	624,212	2,272,977
Jiangsu Yanghe Brewery JSC, Cl A	147,822	2,625,422
Kweichow Moutai, Cl A	123,089	30,385,577
Luzhou Laojiao, Cl A	144,346	4,292,292
Muyuan Foods, Cl A	535,745	2,786,176
Shanxi Xinghuacun Fen Wine Factory, Cl A	119,616	3,932,063
Wuliangye Yibin, Cl A	380,579	8,154,052
		56,817,107
Energy — 3.2%
China Petroleum & Chemical, Cl A	4,907,340	4,088,468
China Shenhua Energy, Cl A	1,020,947	4,372,034
Shaanxi Coal Industry, Cl A	1,500,516	3,801,877
		12,262,379
Financials — 19.3%
Agricultural Bank of China, Cl A	12,504,307	6,178,568
Bank of Communications, Cl A	5,765,299	4,557,955
Bank of Ningbo, Cl A	970,018	3,577,447

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Merchants Bank, Cl A	3,029,967	$13,711,425
China Pacific Insurance Group, Cl A	1,005,414	3,945,343
CITIC Securities, Cl A	1,798,722	5,347,469
East Money Information, Cl A	2,329,131	4,859,183
Industrial & Commercial Bank of China, Cl A	9,240,326	5,935,522
Industrial Bank, Cl A	3,051,322	6,822,363
Ping An Bank, Cl A	2,850,367	4,381,720
Ping An Insurance Group of China, Cl A	1,580,798	10,479,709
Shanghai Pudong Development Bank, Cl A	4,311,346	4,201,428
		73,998,132
Health Care — 8.5%
Aier Eye Hospital Group, Cl A	1,883,681	4,646,021
Jiangsu Hengrui Pharmaceuticals, Cl A	1,288,139	7,945,506
Shenzhen Mindray Bio-Medical Electronics, Cl A	244,853	9,067,534
WuXi AppTec, Cl A	518,082	6,128,169
Zhangzhou Pientzehuang Pharmaceutical, Cl A	121,850	4,602,730
		32,389,960
Industrials — 14.4%
Beijing-Shanghai High Speed Railway, Cl A	7,312,500	5,148,835
China State Construction Engineering, Cl A	9,366,758	7,109,518
Contemporary Amperex Technology, Cl A	981,955	27,363,882
NARI Technology, Cl A	1,794,315	5,464,894
SF Holding, Cl A	1,093,459	6,123,341
Sungrow Power Supply, Cl A	331,738	4,075,609
		55,286,079
Information Technology — 15.2%
Beijing Kingsoft Office Software, Cl A	181,614	9,243,039
BOE Technology Group, Cl A	14,749,645	7,814,381
Foxconn Industrial Internet, Cl A	3,907,700	10,566,062
LONGi Green Energy Technology, Cl A*	2,982,491	11,167,329
Luxshare Precision Industry, Cl A	2,805,750	11,483,714
Tongwei, Cl A	1,771,005	7,841,694
		58,116,219
Materials — 10.6%
Wanhua Chemical Group, Cl A	1,870,599	22,675,951
Zijin Mining Group, Cl A	10,730,492	17,865,129
		40,541,080
Real Estate — 1.8%
China Vanke, Cl A	1,708,500	3,067,245
Poly Developments and Holdings Group, Cl A	2,103,177	3,677,655
		6,744,900

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities — 3.8%
China Three Gorges Renewables Group, Cl A	4,507,000	$2,956,931
China Yangtze Power, Cl A	3,852,670	11,760,406
		14,717,337
TOTAL CHINA		380,454,907

TOTAL COMMON STOCK (Cost $462,985,723)		380,454,907

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(A)	66,139	—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.5% (Cost $462,985,723)		380,454,907
OTHER ASSETS LESS LIABILITIES – 0.5%		2,018,859
NET ASSETS - 100%		$382,473,766

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

The following summarizes the market value of the Fund’s investments used as of September 30, 2023, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$380,454,907	$—	$—		$380,454,907
Total Common Stock	380,454,907	—	—		380,454,907
Rights	—	—	—	‡‡	—
Total Investments in Securities	$380,454,907	$—	$—		$380,454,907

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Bloomberg China Bond Inclusion Index ETF

	Face Amount(A)	Value
GLOBAL BONDS — 56.8%
CHINA — 56.8%
Agricultural Development Bank of China
2.830%, 06/16/2033	1,500,000	$204,431
China Development Bank
3.090%, 06/18/2030	820,000	114,242
2.820%, 05/22/2033	600,000	82,474
2.590%, 01/11/2026	1,000,000	137,662
China Government Bond
4.080%, 10/22/2048	1,190,000	192,078
3.290%, 05/23/2029	1,600,000	228,167
2.620%, 06/25/2030	1,700,000	232,118
2.460%, 02/15/2026	1,600,000	219,924
Export-Import Bank of China
3.180%, 03/11/2032	1,000,000	140,013
2.640%, 04/14/2026	1,300,000	178,884
		1,729,993
TOTAL GLOBAL BONDS (Cost $1,814,589)		1,729,993

CORPORATE OBLIGATIONS — 40.7%
CHINA — 27.2%
Consumer Discretionary — 17.9%
Zhejiang Geely Holding Group, MTN
3.300%, 03/28/2025	$4,000,000	544,747

Utilities — 9.3%
China Three Gorges
4.150%, 05/11/2026	2,000,000	284,357
TOTAL CHINA		829,104

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Bloomberg China Bond Inclusion Index ETF (concluded)

	Face Amount(A)	Value
CORPORATE OBLIGATIONS (continued)
SUPRANATIONAL — 13.5%
Government — 13.5%
New Development Bank
2.450%, 01/27/2025	$3,000,000	$409,760

TOTAL CORPORATE OBLIGATIONS (Cost $1,322,309)		1,238,864

TOTAL INVESTMENTS — 97.5% (Cost $3,136,898)		2,968,857
OTHER ASSETS LESS LIABILITIES — 2.5%		74,827
NET ASSETS - 100%		$3,043,684

(A)	In CNY unless otherwise indicated.

As of September 30, 2023, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.4%‡
CHINA — 99.2%
Communication Services — 13.1%
Autohome ADR	456	$13,840
Baidu, Cl A*	5,750	97,940
Bilibili, Cl Z*	1,100	15,211
Focus Media Information Technology, Cl A	25,000	24,534
iQIYI ADR*	2,365	11,210
Kingsoft	12,600	45,690
Kuaishou Technology, Cl B*	6,300	50,557
NetEase	4,600	93,682
Tencent Holdings	13,458	526,164
Tencent Music Entertainment Group ADR*	3,190	20,352
		899,180
Consumer Discretionary — 23.0%
Alibaba Group Holding*	36,024	393,733
ANTA Sports Products	4,000	45,021
BYD, Cl A	2,000	64,976
BYD, Cl H	3,000	92,698
China Tourism Group Duty Free, Cl A	2,000	29,090
Chongqing Changan Automobile, Cl A	24,338	44,896
Fuyao Glass Industry Group, Cl A	7,100	35,979
Geely Automobile Holdings	20,000	23,596
Great Wall Motor, Cl H	14,500	17,292
Guangzhou Automobile Group, Cl H	22,000	10,871
H World Group ADR*	681	26,852
Haier Smart Home, Cl A	7,400	23,970
Haier Smart Home, Cl H	9,800	30,844
Huayu Automotive Systems, Cl A	4,000	10,305
JD.com, Cl A	5,372	78,946
Li Auto, Cl A*	3,100	54,742

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Li Ning	6,500	$27,347
Meituan, Cl B*	11,566	169,237
New Oriental Education & Technology Group*	5,000	30,453
NIO ADR*	4,002	36,178
PDD Holdings ADR*	1,199	117,586
SAIC Motor, Cl A	10,157	20,632
Shenzhou International Group Holdings	3,300	31,602
TAL Education Group ADR*	2,520	22,957
TravelSky Technology, Cl H	6,000	10,404
Trip.com Group*	1,400	49,909
Vipshop Holdings ADR*	1,609	25,760
Yum China Holdings	1,055	58,785
		1,584,661
Consumer Staples — 10.5%
Alibaba Health Information Technology*	16,000	9,969
Anhui Gujing Distillery, Cl A	1,200	44,767
China Mengniu Dairy	12,000	40,220
China Resources Beer Holdings	6,000	32,904
Foshan Haitian Flavouring & Food, Cl A	5,133	26,765
Guangdong Haid Group, Cl A	4,300	26,706
Henan Shuanghui Investment & Development, Cl A	4,600	16,662
Inner Mongolia Yili Industrial Group, Cl A	6,700	24,397
Jiangsu Yanghe Brewery JSC, Cl A	1,400	24,865
Kweichow Moutai, Cl A	900	222,173
Luzhou Laojiao, Cl A	2,000	59,472
Muyuan Foods, Cl A	7,502	39,015
New Hope Liuhe, Cl A*	11,800	17,816
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,460	47,994
Tingyi Cayman Islands Holding	12,000	16,762
Want Want China Holdings	20,000	13,049
Wuliangye Yibin, Cl A	2,800	59,991
		723,527
Energy — 4.1%
China Oilfield Services, Cl H	14,000	16,803
China Petroleum & Chemical, Cl A	40,800	33,992
China Petroleum & Chemical, Cl H	84,500	46,178
China Shenhua Energy, Cl H	10,000	32,432
PetroChina, Cl A	19,600	21,468
PetroChina, Cl H	59,984	45,188
Shaanxi Coal Industry, Cl A	10,400	26,350
Shanxi Lu’an Environmental Energy Development, Cl A	6,700	17,463
Yankuang Energy Group, Cl H	21,000	39,684
		279,558

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 21.4%
Agricultural Bank of China, Cl A	76,600	$37,849
Agricultural Bank of China, Cl H	91,397	34,076
Bank of Beijing, Cl A	24,600	15,633
Bank of China, Cl A	30,400	15,730
Bank of China, Cl H	210,396	73,608
Bank of Communications, Cl A	38,200	30,200
Bank of Communications, Cl H	37,000	22,393
Bank of Hangzhou, Cl A	12,400	18,994
Bank of Jiangsu, Cl A	19,400	19,118
Bank of Nanjing, Cl A	12,300	13,590
Bank of Ningbo, Cl A	6,300	23,235
Bank of Shanghai, Cl A	16,304	13,807
China CITIC Bank, Cl H	28,000	13,014
China Construction Bank, Cl A	10,500	9,079
China Construction Bank, Cl H	241,000	136,011
China Everbright Bank, Cl A	48,100	20,268
China Galaxy Securities, Cl H	33,500	17,281
China Life Insurance, Cl H	20,483	31,907
China Merchants Bank, Cl A	15,600	70,594
China Merchants Bank, Cl H	11,500	48,016
China Merchants Securities, Cl A	8,300	15,926
China Minsheng Banking, Cl A	44,600	23,507
China Minsheng Banking, Cl H	26,000	8,897
China Pacific Insurance Group, Cl A	6,300	24,722
China Pacific Insurance Group, Cl H	9,400	23,524
CITIC Securities, Cl A	13,845	41,160
CITIC Securities, Cl H	7,000	14,193
East Money Information, Cl A	13,700	28,582
Everbright Securities, Cl A	9,000	20,580
GF Securities, Cl A	8,800	17,719
Guosen Securities, Cl A	9,500	12,009
Guotai Junan Securities, Cl A	7,300	14,568
Haitong Securities, Cl A	11,000	15,023
Huatai Securities, Cl A	10,400	22,568
Huatai Securities, Cl H	8,000	10,215
Huaxia Bank, Cl A	16,200	12,719
Industrial & Commercial Bank of China, Cl A	58,600	37,642
Industrial & Commercial Bank of China, Cl H	185,441	89,265
Industrial Bank, Cl A	17,500	39,128
Industrial Securities, Cl A	24,169	21,297
New China Life Insurance, Cl A	3,500	17,693
New China Life Insurance, Cl H	4,800	11,571
Orient Securities, Cl A	12,300	16,173
People’s Insurance Group of China, Cl H	47,452	17,025
PICC Property & Casualty, Cl H	25,510	32,768

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Ping An Bank, Cl A	17,391	$26,734
Ping An Insurance Group of China, Cl A	8,900	59,002
Ping An Insurance Group of China, Cl H	16,500	94,489
Shanghai Pudong Development Bank, Cl A	25,000	24,363
Shenwan Hongyuan Group, Cl A	28,700	17,057
		1,474,522
Health Care — 5.3%
Beijing Tongrentang, Cl A	1,844	13,865
Changchun High & New Technology Industry Group, Cl A	1,200	22,894
China Medical System Holdings	8,000	12,115
CSPC Pharmaceutical Group	39,520	28,964
Genscript Biotech*	12,000	31,640
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	2,800	12,075
Huadong Medicine, Cl A	2,580	14,958
Jiangsu Hengrui Pharmaceuticals, Cl A	4,916	30,323
Shanghai Fosun Pharmaceutical Group, Cl A	3,400	13,347
Shanghai Pharmaceuticals Holding, Cl A	6,600	16,378
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,000	37,032
Sinopharm Group, Cl H	5,600	16,231
Wuxi Biologics Cayman*	10,000	58,288
Yunnan Baiyao Group, Cl A	1,840	13,461
Zai Lab*	4,400	10,641
Zhangzhou Pientzehuang Pharmaceutical, Cl A	600	22,664
Zhejiang NHU, Cl A	6,132	13,668
		368,544
Industrials — 6.6%
AECC Aviation Power, Cl A	3,400	17,337
China Conch Venture Holdings	8,000	6,823
China Eastern Airlines, Cl A*	21,400	12,924
China Energy Engineering, Cl A	69,737	21,632
China Merchants Port Holdings	15,654	19,488
China Railway Group, Cl H	20,000	10,317
China Southern Airlines, Cl A*	20,100	16,884
CITIC	20,780	19,103
Contemporary Amperex Technology, Cl A	3,100	86,387
COSCO SHIPPING Holdings, Cl A	21,420	28,841
Daqin Railway, Cl A	13,600	13,608
Fosun International	15,000	9,480
Metallurgical Corp of China, Cl A	35,600	17,933
Power Construction Corp of China, Cl A	20,400	14,980
Sany Heavy Industry, Cl A	11,800	25,735
SF Holding, Cl A	3,900	21,840
Shanghai International Airport, Cl A*	1,800	9,361
Shanghai International Port Group, Cl A	15,000	10,603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Weichai Power, Cl A	15,088	$25,948
Zhejiang Chint Electrics, Cl A	3,300	10,549
Zhuzhou CRRC Times Electric, Cl H	2,700	9,343
Zoomlion Heavy Industry Science and Technology, Cl A	14,100	13,257
ZTO Express Cayman ADR	1,232	29,777
		452,150
Information Technology — 4.6%
BOE Technology Group, Cl A	41,900	22,199
GDS Holdings, Cl A*	8,300	11,446
Hanergy Thin Film Power Group*(A)	4,364	—
Iflytek, Cl A	2,800	19,469
Kingboard Holdings	4,000	8,979
Kingdee International Software Group*	14,000	17,232
Lenovo Group	28,000	28,851
LONGi Green Energy Technology, Cl A*	8,429	31,560
Luxshare Precision Industry, Cl A	10,274	42,051
Sunny Optical Technology Group	2,600	18,159
Unigroup Guoxin Microelectronics, Cl A*	2,020	24,177
Xiaomi, Cl B*	37,400	58,928
Yonyou Network Technology, Cl A	4,625	10,550
ZTE, Cl H	6,600	19,930
		313,531
Materials — 4.0%
Anhui Conch Cement, Cl A	4,600	16,435
Anhui Conch Cement, Cl H	6,000	15,973
Baoshan Iron & Steel, Cl A	24,900	20,813
China National Building Material, Cl H	16,000	8,397
China Northern Rare Earth Group High-Tech, Cl A	9,200	27,515
CMOC Group, Cl H	48,000	30,828
Ganfeng Lithium Group, Cl A	2,720	16,651
Inner Mongolia BaoTou Steel Union, Cl A*	56,000	13,220
Rongsheng Petrochemical, Cl A	10,950	17,900
Shandong Hualu Hengsheng Chemical, Cl A	4,740	20,884
Tianqi Lithium, Cl A	2,040	15,380
Wanhua Chemical Group, Cl A	2,500	30,306
Zhejiang Huayou Cobalt, Cl A	2,104	10,832
Zijin Mining Group, Cl A	17,000	28,303
		273,437
Real Estate — 3.3%
China Merchants Shekou Industrial Zone Holdings, Cl A	8,000	13,605
China Overseas Land & Investment	14,839	30,770
China Resources Land	12,214	48,657
China Vanke, Cl A	9,143	16,414

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
China Vanke, Cl H	11,700	$12,907
Country Garden Holdings*	79,612	9,250
Gemdale, Cl A	9,300	8,706
KE Holdings ADR	1,875	29,100
Longfor Group Holdings	7,000	12,585
Poly Developments and Holdings Group, Cl A	11,100	19,410
Seazen Holdings, Cl A*	5,600	10,184
Shenzhen Overseas Chinese Town, Cl A*	24,000	13,934
		225,522
Utilities — 3.3%
China Gas Holdings	13,200	12,455
China Longyuan Power Group, Cl H	14,000	12,191
China Resources Gas Group	6,700	19,633
China Resources Power Holdings	12,000	22,891
China Yangtze Power, Cl A	18,700	57,083
ENN Energy Holdings	2,482	20,599
Guangdong Investment	14,000	10,690
Huadian Power International, Cl A	44,400	31,385
Huaneng Power International, Cl H*	39,077	18,960
Sichuan Chuantou Energy, Cl A	11,800	23,970
		229,857
TOTAL CHINA		6,824,489

HONG KONG — 0.2%
Health Care — 0.2%
Sino Biopharmaceutical	39,500	14,273
TOTAL HONG KONG		14,273

TOTAL COMMON STOCK (Cost $8,805,567)		6,838,762

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡(A)	480	—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 99.4% (Cost $8,805,567)		6,838,762
OTHER ASSETS LESS LIABILITIES — 0.6%		41,359
NET ASSETS - 100%		$6,880,121

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI All China Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

The following summarizes the market value of the Fund’s investments used as of September 30, 2023, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Communication Services	$899,180	$—	$—		$899,180
Consumer Discretionary	1,584,661	—	—		1,584,661
Consumer Staples	723,527	—	—		723,527
Energy	279,558	—	—		279,558
Financials	1,474,522	—	—		1,474,522
Health Care	368,544	—	—		368,544
Industrials	452,150	—	—		452,150
Information Technology	313,531	—	—	‡‡	313,531
Materials	273,437	—	—		273,437
Real Estate	225,522	—	—		225,522
Utilities	229,857	—	—		229,857
Hong Kong	14,273	—	—		14,273
Total Common Stock	6,838,762	—	—		6,838,762
Rights	—	—	—	‡‡	—
Total Investments in Securities	$6,838,762	$—	$—		$6,838,762

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 42.0%
Energy — 2.6%
China Petroleum & Chemical, Cl H	174,000	$95,088
Guanghui Energy, Cl A	13,800	14,471
		109,559
Financials — 4.1%
Bank of Changsha, Cl A	8,500	9,555
Bank of Chengdu, Cl A	8,000	15,109
Bank of Guiyang, Cl A	7,727	5,928
Bank of Hangzhou, Cl A	12,500	19,147
Bank of Jiangsu, Cl A	32,755	32,280
Bank of Nanjing, Cl A	21,791	24,076
Bank of Ningbo, Cl A	13,946	51,433
Bank of Suzhou, Cl A	7,700	7,282
Chongqing Rural Commercial Bank, Cl A	18,700	10,267
		175,077
Industrials — 17.4%
Beijing New Building Materials, Cl A	3,508	14,469
Beijing-Shanghai High Speed Railway, Cl A	69,200	48,725
China Communications Services, Cl H	16,000	6,721
China Conch Venture Holdings	10,000	8,529
China Energy Engineering, Cl A	68,500	21,248
China First Heavy Industries, Cl A*	14,500	6,130
China Railway Group, Cl H	29,500	15,217
China State Construction Engineering, Cl A	88,600	67,249
China XD Electric, Cl A	10,800	7,189
CRRC, Cl H	31,000	14,962
Dajin Heavy Industry, Cl A	1,300	4,634
Daqin Railway, Cl A	32,032	32,051
Dongfang Electric, Cl A	5,800	12,451

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Fangda Carbon New Material, Cl A*	8,500	$6,743
Farasis Energy Gan Zhou, Cl A*	2,463	6,815
Goldwind Science & Technology, Cl A	7,200	9,121
Gotion High-tech, Cl A*	3,700	11,782
Guangzhou Great Power Energy & Technology, Cl A	1,000	4,532
Jiangsu Expressway, Cl H	10,000	9,027
Jiangsu Hengli Hydraulic, Cl A	2,800	24,558
Jiangsu Zhongtian Technology, Cl A	7,200	14,675
Jiangxi Special Electric Motor, Cl A*	3,600	4,388
Liaoning Port, Cl A	39,800	8,577
Metallurgical Corp of China, Cl A	37,700	18,990
Ming Yang Smart Energy Group, Cl A	4,800	10,396
NARI Technology, Cl A	16,952	51,630
Ningbo Deye Technology, Cl A	900	9,566
Ningbo Orient Wires & Cables, Cl A	1,500	8,196
Ningbo Ronbay New Energy Technology, Cl A	916	5,277
North Industries Group Red Arrow, Cl A	2,900	5,875
Power Construction Corp of China, Cl A	36,400	26,729
Riyue Heavy Industry, Cl A	2,200	4,795
Shanghai Construction Group, Cl A	18,700	7,058
Shanghai Electric Group, Cl A*	26,700	17,151
Shanghai International Port Group, Cl A	14,710	10,398
Shenzhen Inovance Technology, Cl A	2,750	25,097
Shenzhen International Holdings	9,993	6,163
Shuangliang Eco-Energy Systems, Cl A	4,000	5,803
Sichuan Road & Bridge, Cl A	15,300	18,207
Sieyuan Electric, Cl A	1,600	11,349
Suzhou Maxwell Technologies, Cl A	604	10,497
TBEA, Cl A	10,667	21,698
Titan Wind Energy Suzhou, Cl A*	3,800	6,733
XCMG Construction Machinery, Cl A	24,948	21,812
Xiangtan Electric Manufacturing, Cl A*	2,800	6,153
Yangzijiang Shipbuilding Holdings	22,700	27,608
Zhefu Holding Group, Cl A	11,100	5,911
Zhejiang Expressway, Cl H	10,000	7,457
Zhejiang Weixing New Building Materials, Cl A	3,300	8,266
Zhuzhou CRRC Times Electric, Cl H	3,700	12,803
Zhuzhou Kibing Group, Cl A	5,600	6,303
		737,714
Materials — 3.5%
Anhui Conch Cement, Cl H	8,500	22,629
China National Building Material, Cl H	27,000	14,169
China Northern Rare Earth Group High-Tech, Cl A	7,624	22,802
China Rare Earth Resources And Technology, Cl A	2,000	7,903

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
China Resources Cement Holdings	18,000	$4,620
Henan Shenhuo Coal & Power, Cl A	4,700	11,018
Jinduicheng Molybdenum, Cl A	6,800	10,360
Shenghe Resources Holding, Cl A	3,700	5,520
Tangshan Jidong Cement, Cl A	5,600	5,795
Western Mining, Cl A	5,000	8,819
Xiamen Tungsten, Cl A	3,000	7,062
Yintai Gold, Cl A	5,800	11,328
Yunnan Chihong Zinc & Germanium, Cl A	10,700	7,769
Yunnan Tin, Cl A	3,400	6,687
		146,481
Utilities — 14.4%
Beijing Enterprises Holdings	3,500	12,066
CECEP Solar Energy, Cl A	8,200	6,517
CECEP Wind-Power, Cl A	13,600	6,104
CGN Power, Cl H	75,000	19,440
China Gas Holdings	19,200	18,117
China Longyuan Power Group, Cl H	23,000	20,028
China National Nuclear Power, Cl A	39,900	39,978
China Power International Development	35,000	12,736
China Resources Gas Group	6,500	19,047
China Resources Power Holdings	14,635	27,918
China Three Gorges Renewables Group, Cl A	60,500	39,693
China Yangtze Power, Cl A	51,700	157,816
Datang International Power Generation, Cl A	21,800	7,959
ENN Energy Holdings	5,600	46,477
ENN Natural Gas, Cl A	5,400	12,911
GD Power Development, Cl A	37,700	19,042
Huadian Power International, Cl A	17,942	12,682
Huaneng Power International, Cl H*	31,000	15,041
Kunlun Energy	28,000	24,133
SDIC Power Holdings, Cl A	15,706	25,373
Shanghai Electric Power, Cl A	5,900	7,183
Shenergy, Cl A	10,319	8,993
Shenzhen Energy Group, Cl A	10,000	8,757
Sichuan Chuantou Energy, Cl A	9,384	19,062
Wintime Energy Group, Cl A*	46,900	8,948
Zhejiang Zheneng Electric Power, Cl A*	23,600	13,767
		609,788
TOTAL CHINA		1,778,619

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 0.2%
Industrials — 0.2%
Hutchison Port Holdings Trust, Cl U	42,100	$7,241
TOTAL HONG KONG		7,241

INDIA — 3.7%
Energy — 0.5%
Great Eastern Shipping	2,124	21,669

Industrials — 0.9%
AIA Engineering	914	38,663

Materials — 2.3%
Fine Organic Industries	158	9,124
PI Industries	1,772	73,683
Vinati Organics	546	12,140
		94,947
TOTAL INDIA		155,279

INDONESIA — 4.6%
Energy — 2.0%
Adaro Energy Indonesia	306,000	56,429
Indo Tambangraya Megah	8,400	15,748
Medco Energi Internasional	133,500	13,907
		86,084
Materials — 2.6%
Indah Kiat Pulp & Paper	58,100	41,728
Merdeka Copper Gold*	256,200	47,742
Pabrik Kertas Tjiwi Kimia	29,700	18,401
		107,871
TOTAL INDONESIA		193,955

ISRAEL — 5.8%
Industrials — 3.1%
Elbit Systems	559	111,316
ZIM Integrated Shipping Services	2,045	21,370
		132,686
Materials — 2.7%
ICL Group	16,463	91,115
Israel	81	20,655
		111,770
TOTAL ISRAEL		244,456

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
KAZAKHSTAN — 1.4%
Energy — 1.4%
NAC Kazatomprom JSC GDR	1,371	$60,239
TOTAL KAZAKHSTAN		60,239

KUWAIT — 9.7%
Financials — 9.7%
Kuwait Finance House	172,780	409,797
TOTAL KUWAIT		409,797

MALAYSIA — 3.1%
Industrials — 0.9%
Pentamaster	10,600	11,694
Sime Darby	57,900	27,253
		38,947
Materials — 2.2%
Petronas Chemicals Group	59,500	91,115
TOTAL MALAYSIA		130,062

PHILIPPINES — 4.9%
Industrials — 4.9%
Aboitiz Equity Ventures	35,940	31,858
Ayala	5,270	58,125
International Container Terminal Services	21,610	79,143
JG Summit	55,942	37,673
TOTAL PHILIPPINES		206,799

POLAND — 1.8%
Materials — 1.8%
KGHM Polska Miedz	2,966	76,069
TOTAL POLAND		76,069

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC(A)	33,666	—
Sovcomflot PJSC(A)	9,110	—
Surgutneftegas PJSC(A)	143,400	—
		—
Materials — 0.0%
MMC Norilsk Nickel PJSC*(A)	1,239	—
Polymetal International*(A)	7,154	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Segezha Group PJSC*(A)	78,500	$—
		—
TOTAL RUSSIA		—

SINGAPORE — 10.4%
Financials — 6.6%
Oversea-Chinese Banking	29,712	278,856

Industrials — 3.8%
Keppel	12,700	63,272
Singapore Airlines	13,000	61,528
Singapore Technologies Engineering	13,700	39,246
		164,046
TOTAL SINGAPORE		442,902

SOUTH AFRICA — 3.1%
Materials — 3.1%
Impala Platinum Holdings	18,573	97,462
Kumba Iron Ore	1,380	33,314
TOTAL SOUTH AFRICA		130,776

THAILAND — 5.1%
Energy — 4.5%
PTT	209,100	192,375

Materials — 0.6%
Indorama Ventures	34,400	24,563
TOTAL THAILAND		216,938

TURKEY — 3.0%
Industrials — 3.0%
Kontrolmatik Enerji Ve Muhendislik	1,912	23,224
Turk Hava Yollari AO*	11,727	103,732
TOTAL TURKEY		126,956

UNITED ARAB EMIRATES — 0.9%
Industrials — 0.9%
Air Arabia PJSC	48,641	37,212
TOTAL UNITED ARAB EMIRATES		37,212

TOTAL COMMON STOCK (Cost $5,445,352)		4,217,300

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC(A)(B)	136,600	$—

TOTAL PREFERRED STOCK (Cost $74,846)		—

TOTAL INVESTMENTS — 99.7% (Cost $5,520,198)		4,217,300
OTHER ASSETS LESS LIABILITIES – 0.3%		12,835
NET ASSETS - 100%		$4,230,135

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

The following summarizes the market value of the Fund’s investments used as of September 30, 2023, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$1,778,619	$—	$—		$1,778,619
Hong Kong	7,241	—	—		7,241
India	155,279	—	—		155,279
Indonesia	193,955	—	—		193,955
Israel	244,456	—	—		244,456
Kazakhstan	60,239	—	—		60,239
Kuwait	409,797	—	—		409,797
Malaysia	130,062	—	—		130,062
Philippines	206,799	—	—		206,799
Poland	76,069	—	—		76,069
Russia
Energy	—	—	—	‡‡	—
Materials	—	—	—	‡‡	—
Singapore	442,902	—	—		442,902
South Africa	130,776	—	—		130,776
Thailand	216,938	—	—		216,938
Turkey	126,956	—	—		126,956
United Arab Emirates	37,212	—	—		37,212
Total Common Stock	4,217,300	—	—		4,217,300
Preferred Stock
Russia
Energy	—	—	—	‡‡	—
Total Preferred Stock	—	—	—		—
Total Investments in Securities	$4,217,300	$—	$—		$4,217,300

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI One Belt One Road Index ETF (concluded)

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 100.2%‡
BRAZIL — 9.0%
Consumer Discretionary — 3.4%
MercadoLibre*	307	$389,239

Financials — 4.8%
Cielo	124,000	86,958
Pagseguro Digital, Cl A*	10,248	88,235
StoneCo, Cl A*	7,981	85,157
XP, Cl A	12,237	282,063
		542,413
Information Technology — 0.8%
TOTVS	15,900	85,771
TOTAL BRAZIL		1,017,423

CHINA — 38.3%
Communication Services — 17.2%
Baidu, Cl A*	24,664	420,102
Bilibili, Cl Z*	21,820	301,730
JOYY ADR	2,429	92,569
Kuaishou Technology, Cl B*	37,300	299,330
NetEase	21,100	429,713
Tencent Holdings	10,375	405,629
		1,949,073
Consumer Discretionary — 13.4%
Alibaba Group Holding*	39,000	426,259
JD.com, Cl A	26,925	395,701
Meituan, Cl B*	26,898	393,579
Trip.com Group*	8,450	301,237
		1,516,776

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 5.4%
Alibaba Health Information Technology*	516,000	$321,518
JD Health International*	56,600	293,412
		614,930
Information Technology — 2.3%
Kingdee International Software Group*	213,000	262,176
TOTAL CHINA		4,342,955

EGYPT — 0.8%
Financials — 0.8%
Fawry for Banking & Payment Technology Services SAE*	513,211	85,867
TOTAL EGYPT		85,867

GREECE — 2.6%
Consumer Discretionary — 2.6%
OPAP	17,466	293,285
TOTAL GREECE		293,285

INDIA — 6.3%
Consumer Discretionary — 3.6%
MakeMyTrip*	2,272	92,061
Zomato*	257,057	314,197
		406,258
Financials — 2.7%
One 97 Communications*	29,362	303,269
TOTAL INDIA		709,527

INDONESIA — 0.7%
Consumer Discretionary — 0.7%
Bukalapak.com*	5,391,600	76,051
TOTAL INDONESIA		76,051

JAPAN — 2.4%
Communication Services — 2.4%
Nexon	15,400	275,905
TOTAL JAPAN		275,905

MALAYSIA — 0.8%
Industrials — 0.8%
My EG Services	540,600	91,535

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 0.0%
AGMO HOLDINGS*	1,070	$132
TOTAL MALAYSIA		91,667

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR*(A)	49,503	—
Yandex, Cl A*(A)	31,479	—
		—
Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR*(A)	58,005	—

Industrials — 0.0%
HeadHunter Group PLC ADR*(A)	11,746	—
TOTAL RUSSIA		—

SINGAPORE — 4.3%
Communication Services — 4.3%
Sea ADR*	11,207	492,548
TOTAL SINGAPORE		492,548

SOUTH AFRICA — 3.5%
Consumer Discretionary — 3.5%
Naspers, Cl N*	2,490	399,886
TOTAL SOUTH AFRICA		399,886

SOUTH KOREA — 24.8%
Communication Services — 21.7%
AfreecaTV	1,355	84,449
Com2uSCorp	2,575	85,299
Kakao	8,406	273,784
Kakao Games*(B)	14,663	276,548
Krafton*	2,661	296,981
NAVER	2,595	387,500
NCSoft	1,644	271,076
Netmarble*(B)	7,691	239,952
Pearl Abyss*	8,105	279,897
Studio Dragon*	2,402	91,673
Wemade	3,482	95,217
Wysiwyg Studios*	41,733	79,946
		2,462,322
Consumer Discretionary — 2.4%
Coupang, Cl A*	16,266	276,522

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 0.7%
Douzone Bizon	3,596	$77,282
TOTAL SOUTH KOREA		2,816,126

SWEDEN — 0.9%
Information Technology — 0.9%
Truecaller, Cl B*	27,728	97,291
TOTAL SWEDEN		97,291

TAIWAN — 2.8%
Consumer Discretionary — 2.8%
momo.com	20,300	315,689
TOTAL TAIWAN		315,689

THAILAND — 0.6%
Communication Services — 0.6%
BEC World	383,200	71,562
TOTAL THAILAND		71,562

URUGUAY — 2.4%
Financials — 2.4%
Dlocal, Cl A*	14,429	276,604
TOTAL URUGUAY		276,604

TOTAL COMMON STOCK (Cost $20,730,584)		11,362,386

SHORT-TERM INVESTMENT — 3.0%
Invesco Government & Agency Portfolio, Cl Institutional, 5.260%(C)(D)	340,822	340,822

TOTAL SHORT-TERM INVESTMENT (Cost $340,822)		340,822

TOTAL INVESTMENTS — 103.2% (Cost $21,071,406)		11,703,208
OTHER ASSETS LESS LIABILITIES – (3.2)%		(364,119)
NET ASSETS - 100%		$11,339,089

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Certain securities or partial positions of certain securities are on loan at September 30, 2023.
(C)	The rate shown is the 7-day effective yield as of September 30, 2023.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2023 was $340,822.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2023, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Brazil	$1,017,423	$—	$—		$1,017,423
China	4,342,955	—	—		4,342,955
Egypt	85,867	—	—		85,867
Greece	293,285	—	—		293,285
India	709,527	—	—		709,527
Indonesia	76,051	—	—		76,051
Japan	275,905	—	—		275,905
Malaysia	91,667	—	—		91,667
Russia
Communication Services	—	—	—	‡‡	—
Consumer Discretionary	—	—	—	‡‡	—
Industrials	—	—	—	‡‡	—
Singapore	492,548	—	—		492,548
South Africa	399,886	—	—		399,886
South Korea	2,816,126	—	—		2,816,126
Sweden	97,291	—	—		97,291
Taiwan	315,689	—	—		315,689
Thailand	71,562	—	—		71,562
Uruguay	276,604	—	—		276,604
Total Common Stock	11,362,386	—	—		11,362,386
Short-Term Investment	340,822	—	—		340,822
Total Investments in Securities	$11,703,208	$—	$—		$11,703,208

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 97.0%
Consumer Discretionary — 38.6%
BYD, Cl A	24,300	$789,460
BYD, Cl H	233,000	7,199,576
Li Auto, Cl A*	371,300	6,556,662
NIO ADR*	665,843	6,019,221
Seres Group, Cl A	135,400	1,035,513
Tianneng Power International	1,012,000	958,783
XPeng, Cl A*	460,900	4,116,518
Yadea Group Holdings	1,832,694	3,402,436
		30,078,169
Industrials — 27.6%
Beijing Easpring Material Technology, Cl A	45,600	263,495
Beijing-Shanghai High Speed Railway, Cl A	2,942,300	2,071,715
China Conch Environment Protection Holdings*	1,780,500	381,933
China Conch Venture Holdings	2,175,500	1,855,544
China Everbright Environment Group	5,528,216	1,905,831
Contemporary Amperex Technology, Cl A	227,950	6,352,220
Dajin Heavy Industry, Cl A	57,400	204,602
Dynagreen Environmental Protection Group, Cl H	577,000	173,870
Farasis Energy Gan Zhou, Cl A*	109,488	302,958
Ginlong Technologies, Cl A	35,750	385,236
Goldwind Science & Technology, Cl A	310,235	393,023
GoodWe Technologies, Cl A	15,548	282,104
Gotion High-tech, Cl A	159,900	509,169
Hoymiles Power Electronics, Cl A	7,487	281,774
Ming Yang Smart Energy Group, Cl A	204,200	442,271
Pylon Technologies, Cl A	15,788	283,223
Riyue Heavy Industry, Cl A	92,700	202,049
Shuangliang Eco-Energy Systems, Cl A	168,100	243,876

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI China Clean Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Sungrow Power Supply, Cl A	133,500	$1,640,131
Titan Wind Energy Suzhou, Cl A	162,009	287,072
Zhejiang Weiming Environment Protection, Cl A	153,300	372,426
Zhuzhou CRRC Times Electric, Cl H	779,900	2,698,633
		21,533,155
Information Technology — 18.7%
China Railway Signal & Communication, Cl A	645,660	467,911
Chindata Group Holdings ADR*	213,421	1,771,394
Flat Glass Group, Cl A	142,400	553,515
Flat Glass Group, Cl H	642,000	1,442,724
Hengdian Group DMEGC Magnetics, Cl A	146,200	327,888
JA Solar Technology, Cl A	297,268	1,043,697
Kingsoft Cloud Holdings ADR*	171,228	844,154
LONGi Green Energy Technology, Cl A	681,446	2,551,536
Risen Energy, Cl A	102,500	267,865
Sanan Optoelectronics, Cl A	448,400	949,021
Shanghai Aiko Solar Energy, Cl A	164,220	502,865
Tuya ADR*	341,122	528,739
Xinyi Solar Holdings	4,389,588	3,284,407
		14,535,716
Materials — 0.3%
Shenzhen Dynanonic, Cl A	24,940	262,074

Real Estate — 1.0%
Guangzhou R&F Properties, Cl H	2,532,800	407,481
SOHO China*	3,119,000	366,386
		773,867
Utilities — 10.8%
Beijing Enterprises Water Group	6,028,500	1,316,258
CECEP Solar Energy, Cl A	351,300	279,179
CECEP Wind-Power, Cl A	582,000	261,214
China Datang Renewable Power, Cl H	3,564,000	846,421
China Longyuan Power Group, Cl H	4,615,800	4,019,453
China Three Gorges Renewables Group, Cl A	2,572,500	1,687,753
		8,410,278
TOTAL CHINA		75,593,259

HONG KONG — 2.7%
Industrials — 0.3%
China High Speed Transmission Equipment Group	736,000	211,444

Real Estate — 0.8%
Yuexiu Real Estate Investment Trust†	3,625,000	610,967

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI China Clean Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities — 1.6%
Canvest Environmental Protection Group	732,000	$423,394
Concord New Energy Group	10,360,000	859,823
		1,283,217
TOTAL HONG KONG		2,105,628

TOTAL COMMON STOCK (Cost $98,579,470)		77,698,887

TOTAL INVESTMENTS — 99.7% (Cost $98,579,470)		77,698,887
OTHER ASSETS LESS LIABILITIES – 0.3%		200,987
NET ASSETS - 100%		$77,899,874

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 94.7%‡
AUSTRALIA — 8.9%
Materials — 8.9%
Allkem*	372,999	$2,831,021
IGO	475,321	3,883,727
Lynas Rare Earths*	571,225	2,503,255
Mineral Resources	40,029	1,747,198
Pilbara Minerals	1,286,420	3,570,091
TOTAL AUSTRALIA		14,535,292

BELGIUM — 1.9%
Materials — 1.9%
Umicore	131,674	3,129,751
TOTAL BELGIUM		3,129,751

CANADA — 3.4%
Industrials — 2.5%
Magna International	75,630	4,071,825

Materials — 0.9%
Lithium Americas*(A)	86,487	1,476,420
TOTAL CANADA		5,548,245

CHINA — 33.4%
Consumer Discretionary — 17.7%
BAIC BluePark New Energy Technology, Cl A*	1,001,300	722,896
BYD, Cl A	134,100	4,356,651
Geely Automobile Holdings	3,656,000	4,313,341
Guangzhou Automobile Group, Cl H	1,814,000	896,363
Li Auto, Cl A*	351,200	6,201,722
NIO ADR*(A)	389,394	3,520,122
Seres Group, Cl A	278,600	2,130,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Shenzhen Kedali Industry, Cl A	42,136	$556,242
XPeng, Cl A*	534,200	4,771,196
Yadea Group Holdings	712,000	1,321,843
		28,791,055
Industrials — 7.6%
Beijing Easpring Material Technology, Cl A	90,400	522,368
China Baoan Group, Cl A	464,807	664,762
Contemporary Amperex Technology, Cl A	224,820	6,265,003
Eve Energy, Cl A	367,460	2,275,647
Gotion High-tech, Cl A	319,689	1,017,985
Guangzhou Great Power Energy & Technology, Cl A	83,200	377,073
Hunan Yuneng New Energy Battery Material, Cl A	84,934	424,801
Qingdao TGOOD Electric, Cl A	190,600	477,955
Shenzhen Yinghe Technology, Cl A	111,200	355,010
		12,380,604
Materials — 8.1%
Chengxin Lithium Group, Cl A	161,600	495,951
CMOC Group, Cl A	3,196,600	2,592,994
CNGR Advanced Material, Cl A	120,850	840,140
Ganfeng Lithium Group, Cl A	285,558	1,748,053
GEM, Cl A	919,040	768,206
Guangzhou Tinci Materials Technology, Cl A	339,594	1,259,888
Ningbo Shanshan, Cl A	408,400	779,159
Shanghai Putailai New Energy Technology, Cl A	361,900	1,454,902
Shenzhen Senior Technology Material, Cl A	229,100	410,985
Tianqi Lithium, Cl H(A)	62,800	351,613
Xiamen Tungsten, Cl A	256,051	602,721
Youngy, Cl A	43,700	327,971
Zhejiang Huayou Cobalt, Cl A	305,463	1,572,649
		13,205,232
TOTAL CHINA		54,376,891

GERMANY — 2.9%
Consumer Discretionary — 1.9%
Mercedes-Benz Group	23,311	1,626,199
Volkswagen	11,320	1,494,536
		3,120,735
Information Technology — 1.0%
Infineon Technologies	48,180	1,599,437
TOTAL GERMANY		4,720,172

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
JAPAN — 8.1%
Consumer Discretionary — 4.2%
Panasonic Holdings	598,200	$6,742,653

Industrials — 3.8%
Nidec	134,600	6,251,718

Materials — 0.1%
W-Scope*	32,200	219,234
TOTAL JAPAN		13,213,605

NETHERLANDS — 0.4%
Industrials — 0.4%
Alfen Beheer BV*	14,100	599,374
TOTAL NETHERLANDS		599,374

SOUTH KOREA — 10.0%
Industrials — 4.6%
Ecopro(A)	18,758	3,516,951
LG Energy Solution*	11,161	3,941,172
		7,458,123
Information Technology — 5.0%
L&F(A)	15,391	1,977,768
Samsung SDI	16,154	6,129,278
		8,107,046
Materials — 0.4%
SK IE Technology*	12,098	663,444
TOTAL SOUTH KOREA		16,228,613

SWEDEN — 0.7%
Consumer Discretionary — 0.7%
Volvo Car, Cl B*	304,853	1,247,001
TOTAL SWEDEN		1,247,001

UNITED STATES — 25.0%
Consumer Discretionary — 15.3%
Aptiv*	68,469	6,750,359
Fisker*(A)	133,467	856,858
Ford Motor	141,783	1,760,945
Lucid Group*(A)	513,247	2,869,051
Rivian Automotive, Cl A*	211,022	5,123,614
Tesla*	29,842	7,467,065
		24,827,892

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 2.7%
ChargePoint Holdings*(A)	206,158	$1,024,605
Nikola*(A)	379,831	596,334
Plug Power*(A)	366,298	2,783,865
		4,404,804
Information Technology — 0.8%
SolarEdge Technologies*	10,161	1,315,951

Materials — 6.2%
Albemarle	36,418	6,192,517
Livent*	117,107	2,155,940
MP Materials*	92,893	1,774,256
		10,122,713
TOTAL UNITED STATES		40,671,360

TOTAL COMMON STOCK (Cost $203,263,947)		154,270,304

PREFERRED STOCK — 4.8%
CHILE — 2.5%
Industrials — 2.5%
Sociedad Quimica y Minera de Chile(B)	67,286	3,980,746

GERMANY — 2.3%
Consumer Discretionary — 2.3%
Dr Ing hc F Porsche(B)	39,887	3,758,503

TOTAL PREFERRED STOCK (Cost $9,664,992)		7,739,249

SHORT-TERM INVESTMENT — 9.8%
Invesco Government & Agency Portfolio, Cl Institutional, 5.260%(C)(D)	15,913,771	15,913,771

TOTAL SHORT-TERM INVESTMENT (Cost $15,913,771)		15,913,771

TOTAL INVESTMENTS —109.3% (Cost $228,842,710)		177,923,324
OTHER ASSETS LESS LIABILITIES – (9.3)%		(15,084,301)
NET ASSETS - 100%		$162,839,023

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2023.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of September 30, 2023.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2023 was $15,913,771.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 96.3%
Health Care — 96.3%
3SBio	580,000	$485,071
Aier Eye Hospital Group, Cl A	886,714	2,187,043
Akeso*	160,000	735,458
Apeloa Pharmaceutical, Cl A	111,992	276,531
Asymchem Laboratories Tianjin, Cl A	33,624	700,105
Autobio Diagnostics, Cl A	55,730	349,797
BeiGene*	218,818	3,006,291
Beijing Tiantan Biological Products, Cl A	156,742	551,390
Beijing Tongrentang, Cl A	130,490	981,126
Beijing Wantai Biological Pharmacy Enterprise, Cl A	80,322	528,957
Betta Pharmaceuticals, Cl A	39,763	312,614
BGI Genomics, Cl A	39,327	281,603
Bloomage Biotechnology, Cl A	45,788	545,126
Changchun High & New Technology Industry Group, Cl A	38,408	732,761
China Medical System Holdings	426,000	645,104
China Meheco, Cl A	142,300	241,797
China National Medicines, Cl A	71,755	326,484
China Resources Pharmaceutical Group	498,000	330,650
China Resources Sanjiu Medical & Pharmaceutical, Cl A	93,990	646,574
China Traditional Chinese Medicine Holdings	958,000	446,472
Chongqing Taiji Industry Group, Cl A*	52,900	338,787
Chongqing Zhifei Biological Products, Cl A	227,972	1,522,890
CSPC Pharmaceutical Group	2,828,889	2,073,306
Dong-E-E-Jiao, Cl A	61,240	412,371
Genscript Biotech*	370,000	975,568
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	133,540	575,895
Guangzhou Kingmed Diagnostics Group, Cl A	44,299	379,163
Hangzhou Tigermed Consulting, Cl A	35,550	324,967
Hansoh Pharmaceutical Group	374,000	509,055
Huadong Medicine, Cl A	166,741	966,701
Hualan Biological Engineering, Cl A	173,347	528,196
Hubei Jumpcan Pharmaceutical, Cl A	87,600	328,722
Humanwell Healthcare Group, Cl A	155,300	515,624
Hygeia Healthcare Holdings	110,200	617,706
Imeik Technology Development, Cl A	20,500	1,098,107
Innovent Biologics*	366,000	1,787,509

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
iRay Technology, Cl A	9,931	$334,021
Jiangsu Hengrui Pharmaceuticals, Cl A	606,428	3,740,572
Jiangsu Nhwa Pharmaceutical, Cl A	95,900	348,943
Jiangsu Yuyue Medical Equipment & Supply, Cl A	95,210	450,061
Joincare Pharmaceutical Group Industry, Cl A	181,645	308,902
Jointown Pharmaceutical Group, Cl A	265,554	394,736
Lepu Medical Technology Beijing, Cl A	178,800	403,210
Livzon Pharmaceutical Group, Cl A	59,359	300,960
Meinian Onehealth Healthcare Holdings, Cl A*	372,083	347,276
Microport Scientific	261,600	395,480
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	153,684	267,679
Ovctek China, Cl A	85,093	299,926
Pharmaron Beijing, Cl A	141,075	602,194
Shandong Buchang Pharmaceuticals, Cl A	105,083	258,461
Shandong Weigao Group Medical Polymer, Cl H	789,200	693,284
Shanghai Fosun Pharmaceutical Group, Cl A	201,429	790,703
Shanghai Fosun Pharmaceutical Group, Cl H	157,500	370,028
Shanghai Junshi Biosciences, Cl A*	72,844	384,929
Shanghai Pharmaceuticals Holding, Cl A	264,594	656,605
Shanghai Pharmaceuticals Holding, Cl H	233,200	363,861
Shanghai RAAS Blood Products, Cl A	640,934	612,277
Shenzhen Kangtai Biological Products, Cl A	106,177	426,558
Shenzhen Mindray Bio-Medical Electronics, Cl A	114,855	4,253,375
Shenzhen New Industries Biomedical Engineering, Cl A	74,600	650,392
Shenzhen Salubris Pharmaceuticals, Cl A	105,965	431,234
Shijiazhuang Yiling Pharmaceutical, Cl A	158,750	511,172
Sichuan Kelun Pharmaceutical, Cl A	140,215	560,994
Sinopharm Group, Cl H	425,200	1,232,409
Tonghua Dongbao Pharmaceutical, Cl A	189,491	279,071
Topchoice Medical, Cl A*	30,441	368,513
Walvax Biotechnology, Cl A	152,800	493,691
WuXi AppTec, Cl A	243,920	2,885,225
WuXi AppTec, Cl H(A)	114,884	1,375,202
Wuxi Biologics Cayman*	1,036,135	6,039,386
Yunnan Baiyao Group, Cl A	172,823	1,264,313
Zai Lab*	296,900	718,002
Zhangzhou Pientzehuang Pharmaceutical, Cl A	57,234	2,161,942
Zhejiang Huahai Pharmaceutical, Cl A	140,772	327,500
Zhejiang Jiuzhou Pharmaceutical, Cl A	85,500	340,087
Zhejiang NHU, Cl A	293,830	654,949
TOTAL CHINA		64,563,644

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 1.7%
Health Care — 1.7%
Sino Biopharmaceutical	3,277,750	$1,184,398
TOTAL HONG KONG		1,184,398

UNITED STATES — 1.9%
Health Care — 1.9%
Legend Biotech ADR*	18,929	1,271,461
TOTAL UNITED STATES		1,271,461

TOTAL COMMON STOCK (Cost $81,753,122)		67,019,503

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(B)	118,157	—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

	Shares
SHORT-TERM INVESTMENT — 1.3%
Invesco Government & Agency Portfolio, Cl Institutional, 5.260%(C)(D)	869,140	869,140

TOTAL SHORT-TERM INVESTMENT (Cost $869,140)		869,140

TOTAL INVESTMENTS — 101.2% (Cost $82,622,262)		67,888,643
OTHER ASSETS LESS LIABILITIES – (1.2)%		(837,961)
NET ASSETS - 100%		$67,050,682

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at September 30, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate shown is the 7-day effective yield as of September 30, 2023.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2023 was $869,140.
‡‡	Expiration date not available.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI All China Health Care Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2023, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$64,563,644	$—	$—		$64,563,644
Hong Kong	1,184,398	—	—		1,184,398
United States	1,271,461	—	—		1,271,461
Total Common Stock	67,019,503	—	—		67,019,503
Short-Term Investment	869,140	—	—		869,140
Rights	—	—	—	‡‡	—
Total Investments in Securities	$67,888,643	$—	$—		$67,888,643

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 94.8%
AUSTRALIA — 3.1%
Financials — 3.1%
Macquarie Bank
6.125%, USSW5 + 3.703%(A)(B)	$250,000	$222,327
QBE Insurance Group, MTN
5.250%, H15T5Y + 3.047%(A)(B)	250,000	231,826
		454,153
TOTAL AUSTRALIA		454,153

CHINA — 26.5%
Consumer Discretionary — 2.7%
Fortune Star BVI
5.000%, 05/18/2026	250,000	173,925
GLP China Holdings, MTN
4.974%, 02/26/2024	250,000	220,000
		393,925
Financials — 8.9%
Far East Horizon, MTN
3.375%, 02/18/2025	200,000	181,013
Huarong Finance 2017, MTN
4.250%, 11/07/2027	200,000	166,000
Huarong Finance 2019, MTN
4.250%(A)(B)	400,000	338,120
Huarong Finance II, MTN
5.500%, 01/16/2025	300,000	282,000
ZhongAn Online P&C Insurance
3.125%, 07/16/2025	400,000	354,573
		1,321,706
Materials — 1.6%
China Hongqiao Group
6.250%, 06/08/2024	250,000	243,725

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate — 11.7%
Greentown China Holdings
5.650%, 07/13/2025	$200,000	$154,100
4.700%, 04/29/2025	200,000	154,000
Hopson Development Holdings
6.800%, 12/28/2023	200,000	182,918
RKPF Overseas 2019 A
6.700%, 09/30/2024	200,000	137,058
Shui On Development Holding
5.750%, 11/12/2023	550,000	514,800
5.500%, 03/03/2025	200,000	106,200
Yanlord Land HK
6.800%, 02/27/2024	431,000	384,021
5.125%, 05/20/2026	200,000	116,000
		1,749,097
Utilities — 1.6%
China Oil & Gas Group
4.700%, 06/30/2026	300,000	239,250
TOTAL CHINA		3,947,703

HONG KONG — 12.6%
Consumer Discretionary — 6.5%
Li & Fung, MTN
5.000%, 08/18/2025	450,000	414,788
Melco Resorts Finance
5.625%, 07/17/2027	200,000	178,762
5.250%, 04/26/2026	200,000	185,500
4.875%, 06/06/2025	200,000	188,863
		967,913
Financials — 1.3%
Bank of East Asia, MTN
5.825%, H15T5Y + 5.527%(A)(B)	250,000	198,825

Health Care — 1.2%
PCGI Intermediate, MTN
4.750%, 10/28/2024	200,000	188,040

Industrials — 2.6%
Celestial Miles
5.750%(A)(B)	400,000	385,200

Real Estate — 1.0%
NWD Finance BVI
6.150%(A)(B)	200,000	143,800
TOTAL HONG KONG		1,883,778

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
INDIA — 19.4%
Communication Services — 1.3%
Network i2i
5.650%, H15T5Y + 4.274%(A)(B)	$200,000	$194,500

Consumer Discretionary — 1.2%
JSW Infrastructure, MTN
4.950%, 01/21/2029	200,000	175,631

Energy — 4.8%
Continuum Energy Levanter Pte
4.500%, 02/09/2027	178,250	166,367
Greenko Power II
4.300%, 12/13/2028	185,500	158,581
Greenko Solar Mauritius
5.550%, 01/29/2025	400,000	385,000
		709,948
Financials — 1.9%
Shriram Finance, MTN
4.150%, 07/18/2025	300,000	283,155

Industrials — 8.9%
GMR Hyderabad International Airport
4.250%, 10/27/2027	200,000	177,300
India Airport Infrastructure
6.250%, 10/25/2025	250,000	243,441
JSW Steel
3.950%, 04/05/2027	200,000	175,124
Magnum Holdings
5.375%, 10/31/2026	400,000	354,044
Periama Holdings
5.950%, 04/19/2026	400,000	379,200
		1,329,109
Utilities — 1.3%
Diamond II
7.950%, 07/28/2026	200,000	196,032
TOTAL INDIA		2,888,375

INDONESIA — 7.3%
Energy — 1.3%
Medco Bell Pte
6.375%, 01/30/2027	200,000	187,965

Financials — 2.2%
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%(A)(B)	400,000	325,622

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Industrials — 1.1%
Japfa Comfeed Indonesia
5.375%, 03/23/2026	$200,000	$164,750

Materials — 2.7%
Nickel Industries
11.250%, 10/21/2028	200,000	205,600
6.500%, 04/01/2024	200,000	197,100
		402,700
TOTAL INDONESIA		1,081,037

MACAU — 13.2%
Consumer Discretionary — 13.2%
Champion Path Holdings
4.500%, 01/27/2026	200,000	176,216
MGM China Holdings
5.875%, 05/15/2026	200,000	190,237
5.250%, 06/18/2025	200,000	191,026
4.750%, 02/01/2027	200,000	179,500
Studio City Finance
6.500%, 01/15/2028	200,000	169,500
6.000%, 07/15/2025	250,000	237,925
Wynn Macau
5.500%, 10/01/2027	200,000	178,442
5.500%, 01/15/2026	250,000	233,673
5.125%, 12/15/2029	500,000	412,496
		1,969,015
TOTAL MACAU		1,969,015

PHILIPPINES — 3.8%
Communication Services — 1.2%
Globe Telecom
4.200%(A)(B)	200,000	185,380

Consumer Discretionary — 2.6%
Jollibee Worldwide Pte
3.900%(A)(B)	200,000	190,100
Royal Capital BV
5.000%(A)(B)	200,000	193,000
		383,100
TOTAL PHILIPPINES		568,480

THAILAND — 6.1%
Financials — 6.1%
Kasikornbank, MTN
5.275%, H15T5Y + 4.940%(A)(B)	200,000	187,770
4.000%, H15T5Y + 3.337%(A)(B)	400,000	343,255
Krung Thai Bank
4.400%, H15T5Y + 3.530%(A)(B)	200,000	179,250

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Asia Pacific High Income Bond ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials (continued)
TMBThanachart Bank, MTN
4.900%, H15T5Y + 3.256%(A)(B)	$200,000	$191,500
		901,775
TOTAL THAILAND		901,775

UNITED KINGDOM — 1.3%
Financials — 1.3%
Standard Chartered
7.750%, H15T5Y + 4.976%(A)(B)	200,000	193,670

VIETNAM — 1.5%
Utilities — 1.5%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	250,000	225,878

TOTAL CORPORATE OBLIGATIONS
(Cost $15,026,972)		14,113,864

TOTAL INVESTMENTS — 94.8% (Cost $15,026,972)		14,113,864
OTHER ASSETS LESS LIABILITIES – 5.2%		780,460
NET ASSETS - 100%		$14,894,324

(A)	Perpetual security with no stated maturity date.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of September 30, 2023, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
BRAZIL — 8.5%
Health Care — 8.5%
Fleury	2,835	$8,581
Hapvida Participacoes e Investimentos*	46,904	44,044
Hypera	4,500	33,391
Odontoprev	3,700	8,050
Rede D’Or Sao Luiz	14,100	71,582
TOTAL BRAZIL		165,648

CHINA — 40.3%
Consumer Staples — 1.8%
JD Health International*	7,050	36,547

Health Care — 38.5%
3D Medicines*	500	873
3SBio	5,500	4,600
Aier Eye Hospital Group, Cl A	19,495	48,084
AK Medical Holdings	2,000	1,688
Akeso*	2,000	9,193
Alphamab Oncology*	1,000	1,098
Angelalign Technology	400	2,485
Beijing Tiantan Biological Products, Cl A	3,500	12,312
Beijing Tongrentang, Cl A	3,000	22,556
Changchun High & New Technology Industry Group, Cl A	800	15,263
China Medical System Holdings	6,000	9,086
China Resources Medical Holdings	2,500	1,638
China Resources Sanjiu Medical & Pharmaceutical, Cl A	2,100	14,446
Chongqing Zhifei Biological Products, Cl A	5,120	34,199
CSPC Pharmaceutical Group	26,000	19,055
Genscript Biotech*	4,000	10,547
Guangzhou Kingmed Diagnostics Group, Cl A	1,000	8,559
Hansoh Pharmaceutical Group	14,000	19,056
Huadong Medicine, Cl A	3,740	21,683
Humanwell Healthcare Group, Cl A	3,500	11,621
Hygeia Healthcare Holdings	1,200	6,726

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
InnoCare Pharma*	3,000	$2,279
Innovent Biologics*	3,000	14,652
Jiangsu Hengrui Pharmaceuticals, Cl A	12,859	79,317
Jinxin Fertility Group*	5,500	2,626
Lepu Medical Technology Beijing, Cl A	3,300	7,442
Lifetech Scientific*	10,000	3,064
Livzon Pharmaceutical Group, Cl H	600	1,965
Luye Pharma Group*	8,000	3,585
Microport Scientific	4,000	6,047
New Horizon Health*	1,000	2,400
Remegen, Cl H*	500	2,573
Shandong Weigao Group Medical Polymer, Cl H	10,000	8,785
Shanghai Fosun Pharmaceutical Group, Cl H	1,500	3,524
Shanghai MicroPort MedBot Group*	2,000	4,622
Shanghai Pharmaceuticals Holding, Cl H	2,000	3,121
Shanghai RAAS Blood Products, Cl A	14,400	13,756
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,200	81,472
Shenzhen New Industries Biomedical Engineering, Cl A	1,600	13,949
Shenzhen Salubris Pharmaceuticals, Cl A	2,400	9,767
Shijiazhuang Yiling Pharmaceutical, Cl A	3,500	11,270
Sichuan Kelun Pharmaceutical, Cl A	2,400	9,602
Simcere Pharmaceutical Group	6,000	4,903
Sinopharm Group, Cl H	3,200	9,275
Topchoice Medical, Cl A*	700	8,474
Walvax Biotechnology, Cl A	3,300	10,662
WuXi AppTec, Cl H	858	10,271
Wuxi Biologics Cayman*	8,781	51,182
Yunnan Baiyao Group, Cl A	3,480	25,459
Zai Lab*	2,100	5,079
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,300	49,106
Zhejiang NHU, Cl A	6,624	14,765
		749,762
TOTAL CHINA		786,309

HUNGARY — 1.7%
Health Care — 1.7%
Richter Gedeon Nyrt	1,371	33,324
TOTAL HUNGARY		33,324

INDONESIA — 3.1%
Health Care — 3.1%
Kalbe Farma	312,700	35,509
Metro Healthcare Indonesia TBK*	239,900	7,451

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Mitra Keluarga Karyasehat	99,100	$17,313
TOTAL INDONESIA		60,273

MALAYSIA — 4.9%
Health Care — 4.9%
IHH Healthcare	62,400	77,747
KPJ Healthcare	32,200	7,818
Top Glove	59,400	9,804
TOTAL MALAYSIA		95,369

SOUTH AFRICA — 2.5%
Health Care — 2.5%
Aspen Pharmacare Holdings	3,232	29,477
Life Healthcare Group Holdings	10,303	11,080
Netcare	10,529	7,545
TOTAL SOUTH AFRICA		48,102

SOUTH KOREA — 23.5%
Health Care — 23.5%
Alteogen*	372	18,774
Celltrion	751	77,470
Celltrion Healthcare	1,191	55,605
Celltrion Pharm*	286	14,158
Classys	400	11,220
Dentium	78	6,179
Green Cross	85	6,847
Hanmi Pharm	92	20,280
Hanmi Science	538	13,142
HLB*	962	21,383
Hugel*	90	8,337
Medytox	56	10,479
Sam Chun Dang Pharm	174	9,903
Samsung Biologics*	164	82,766
SK Biopharmaceuticals*	557	35,581
SK Bioscience*	557	27,945
ST Pharm	139	7,870
Yuhan	549	30,825
TOTAL SOUTH KOREA		458,764

THAILAND — 8.3%
Health Care — 8.3%
Bangkok Chain Hospital	20,900	11,307
Bangkok Dusit Medical Services, Cl F	112,600	82,720
Bumrungrad Hospital	5,700	41,953
Chularat Hospital, Cl F	87,500	7,834

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Mega Lifesciences	6,800	$8,310
Thonburi Healthcare Group	6,000	10,752
TOTAL THAILAND		162,876

UNITED ARAB EMIRATES — 6.0%
Health Care — 1.0%
Burjeel Holdings	22,446	18,394

Industrials — 5.0%
International Holding PJSC*	898	97,940
TOTAL UNITED ARAB EMIRATES		116,334

UNITED STATES — 1.2%
Health Care — 1.2%
Legend Biotech ADR*	337	22,636
TOTAL UNITED STATES		22,636

TOTAL COMMON STOCK (Cost $2,805,910)		1,949,635

	Number of Rights
RIGHTS — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡*(A)	5,516	—
TOTAL CHINA		—

TOTAL RIGHTS (Cost $–)		—

TOTAL INVESTMENTS — 100.0% (Cost $2,805,910)		1,949,635
OTHER ASSETS LESS LIABILITIES – 0.0%		(969)
NET ASSETS - 100%		$1,948,666

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
‡‡	Expiration date not available.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Emerging Markets Healthcare Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2023, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Brazil	$165,648	$—	$—		$165,648
China	786,309	—	—		786,309
Hungary	33,324	—	—		33,324
Indonesia	60,273	—	—		60,273
Malaysia	95,369	—	—		95,369
South Africa	48,102	—	—		48,102
South Korea	458,764	—	—		458,764
Thailand	162,876	—	—		162,876
United Arab Emirates	116,334	—	—		116,334
United States	22,636	—	—		22,636
Total Common Stock	1,949,635	—	—		1,949,635
Rights	—	—	—	‡‡	—
Total Investments in Securities	$1,949,635	$—	$—		$1,949,635

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 95.7%‡
AUSTRALIA — 0.2%
Materials — 0.2%
Anglogold Ashanti	3,843	$62,159
TOTAL AUSTRALIA		62,159

BRAZIL — 5.8%
Communication Services — 0.1%
Telefonica Brasil	4,700	40,547

Consumer Discretionary — 0.2%
Lojas Renner	8,225	22,020
Magazine Luiza*	51,300	21,729
		43,749
Consumer Staples — 0.6%
Ambev	44,300	116,034
Raia Drogasil	12,168	67,146
		183,180
Energy — 1.0%
Petroleo Brasileiro	36,600	277,067
Ultrapar Participacoes	10,700	40,083
		317,150
Financials — 1.1%
B3 - Brasil Bolsa Balcao	49,000	120,317
Banco Bradesco	23,188	58,650
Banco do Brasil	11,300	106,516
Banco Santander Brasil	3,600	18,737
BB Seguridade Participacoes	5,900	36,789
		341,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.8%
CCR	9,400	$24,208
Localiza Rent a Car	6,920	80,963
Rumo	9,400	42,857
WEG	14,100	102,175
		250,203
Materials — 1.7%
Klabin	5,900	28,067
Suzano	6,900	74,828
Vale	30,900	417,211
		520,106
Utilities — 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	2,400	29,264
Equatorial Energia	10,500	67,256
		96,520
TOTAL BRAZIL		1,792,464

CHILE — 0.7%
Consumer Discretionary — 0.0%
Falabella	6,017	13,375

Energy — 0.1%
Empresas Copec	3,138	22,129

Financials — 0.3%
Banco de Chile	532,555	53,944
Banco de Credito e Inversiones	520	13,251
Banco Santander Chile	531,412	24,478
		91,673
Materials — 0.1%
Empresas CMPC	10,138	18,567

Utilities — 0.2%
Enel Americas*	227,921	26,023
Enel Chile	662,230	40,030
		66,053
TOTAL CHILE		211,797

COLOMBIA — 0.2%
Financials — 0.2%
Bancolombia	5,903	44,951
TOTAL COLOMBIA		44,951

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
CZECH REPUBLIC — 0.2%
Financials — 0.0%
Komercni Banka	581	$16,972

Utilities — 0.2%
CEZ	1,238	52,741
TOTAL CZECH REPUBLIC		69,713

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE	21,159	41,086
TOTAL EGYPT		41,086

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	1,858	27,186
TOTAL GREECE		27,186

HUNGARY — 0.4%
Energy — 0.1%
MOL Hungarian Oil & Gas	2,888	22,000

Financials — 0.2%
OTP Bank Nyrt	1,773	64,292

Health Care — 0.1%
Richter Gedeon Nyrt	1,430	34,758
TOTAL HUNGARY		121,050

INDIA — 20.0%
Communication Services — 0.9%
Bharti Airtel	26,215	292,452

Consumer Discretionary — 1.9%
Bajaj Auto	659	40,185
Eicher Motors	1,053	43,709
Mahindra & Mahindra	7,433	139,120
Maruti Suzuki India	1,261	161,124
Tata Motors	14,563	110,519
Titan	2,492	94,493
		589,150
Consumer Staples — 2.2%
Dabur India	13,509	89,733
Godrej Consumer Products*	7,334	87,576
Hindustan Unilever	7,270	215,855
ITC	34,945	187,010

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Nestle India	327	$88,628
		668,802
Energy — 0.4%
Bharat Petroleum	6,073	25,348
Indian Oil	48,606	53,235
Oil & Natural Gas	20,662	47,735
		126,318
Financials — 6.6%
Axis Bank	22,139	276,387
Bajaj Finance	2,026	190,563
Bajaj Finserv	3,101	57,517
HDFC Bank	32,401	595,531
ICICI Bank	37,325	427,856
Jio Financial Services*	22,023	61,315
Kotak Mahindra Bank	13,814	288,736
State Bank of India	17,464	125,878
		2,023,783
Health Care — 0.7%
Aurobindo Pharma	2,098	23,101
Dr Reddy’s Laboratories	913	61,427
Sun Pharmaceutical Industries	8,726	121,751
		206,279
Industrials — 0.7%
Larsen & Toubro	5,783	210,560

Information Technology — 4.3%
HCL Technologies	10,489	155,969
Infosys ADR	36,755	628,878
Tata Consultancy Services	8,726	370,786
Tech Mahindra	6,022	88,675
Wipro	14,557	71,180
		1,315,488
Materials — 1.7%
Asian Paints	4,068	154,852
Grasim Industries	2,635	61,635
Hindalco Industries	16,255	96,434
JSW Steel	6,893	64,712
UltraTech Cement	936	93,045
UPL	4,339	32,200
Vedanta	10,584	28,365
		531,243

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities — 0.6%
GAIL India	24,471	$36,659
NTPC	28,281	83,626
Power Grid Corp of India	33,140	79,716
		200,001
TOTAL INDIA		6,164,076

INDONESIA — 3.4%
Communication Services — 0.4%
Telkom Indonesia Persero	535,300	129,885

Consumer Staples — 0.1%
Charoen Pokphand Indonesia*	73,100	25,660
Unilever Indonesia	75,500	18,270
		43,930
Energy — 0.3%
Adaro Energy Indonesia	305,900	56,410
United Tractors	17,100	31,257
		87,667
Financials — 2.3%
Bank Central Asia	506,000	288,932
Bank Mandiri Persero	418,600	163,187
Bank Negara Indonesia Persero	77,800	51,976
Bank Rakyat Indonesia Persero	581,400	196,559
		700,654
Industrials — 0.3%
Astra International	232,400	93,607
TOTAL INDONESIA		1,055,743

MALAYSIA — 2.2%
Communication Services — 0.2%
CelcomDigi Bhd	34,900	32,482
Maxis	34,900	30,030
		62,512
Consumer Discretionary — 0.0%
Genting	22,900	20,338

Consumer Staples — 0.1%
Sime Darby Plantation	26,500	24,156

Financials — 1.2%
CIMB Group Holdings	95,455	110,393
Hong Leong Bank	6,200	25,749
Malayan Banking	64,916	121,529

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Public Bank	150,900	$130,484
		388,155
Health Care — 0.1%
IHH Healthcare	22,900	28,532

Materials — 0.2%
Petronas Chemicals Group	34,900	53,444

Utilities — 0.4%
Petronas Gas	5,900	21,161
Tenaga Nasional	43,200	91,916
		113,077
TOTAL MALAYSIA		690,214

MEXICO — 4.8%
Communication Services — 0.9%
America Movil	289,000	250,943
Grupo Televisa	55,200	33,637
		284,580
Consumer Staples — 1.5%
Fomento Economico Mexicano	19,400	212,469
Grupo Bimbo, Ser A	12,900	62,368
Wal-Mart de Mexico	50,000	188,739
		463,576
Financials — 0.9%
Grupo Financiero Banorte, Cl O	26,500	222,799
Grupo Financiero Inbursa, Cl O*	17,600	34,707
		257,506
Industrials — 0.4%
Grupo Aeroportuario del Pacifico, Cl B	4,800	79,116
Grupo Aeroportuario del Sureste, Cl B	1,675	41,113
		120,229
Materials — 0.9%
Cemex*	145,500	95,194
Grupo Mexico	26,500	125,787
Southern Copper	829	62,416
		283,397
Real Estate — 0.2%
Fibra Uno Administracion†	32,600	54,494
TOTAL MEXICO		1,463,782

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
PERU — 0.5%
Financials — 0.3%
Credicorp	813	$104,039

Materials — 0.2%
Cia de Minas Buenaventura SAA ADR	6,611	56,326
TOTAL PERU		160,365

PHILIPPINES — 1.1%
Financials — 0.2%
BDO Unibank	29,304	73,498

Industrials — 0.4%
Ayala	3,490	38,493
JG Summit	43,435	29,250
SM Investments	3,490	52,033
		119,776
Real Estate — 0.5%
Ayala Land	119,400	62,153
SM Prime	162,900	87,243
		149,396
Utilities — 0.0%
ACEN	2,490	216
TOTAL PHILIPPINES		342,886

POLAND — 1.4%
Communication Services — 0.1%
CD Projekt	706	20,250

Consumer Discretionary — 0.3%
LPP	33	98,281

Energy — 0.2%
ORLEN	3,261	43,853

Financials — 0.7%
Bank Polska Kasa Opieki	1,927	44,565
Powszechna Kasa Oszczednosci Bank Polski*	9,612	76,455
Powszechny Zaklad Ubezpieczen	6,982	66,172
Santander Bank Polska*	376	31,010
		218,202
Materials — 0.1%
KGHM Polska Miedz	1,343	34,444
TOTAL POLAND		415,030

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
QATAR — 1.2%
Financials — 1.0%
Masraf Al Rayan	45,520	$27,875
Qatar Islamic Bank	13,350	68,070
Qatar National Bank	47,322	200,209
		296,154
Industrials — 0.2%
Industries Qatar	21,227	79,951
TOTAL QATAR		376,105

ROMANIA — 0.2%
Real Estate — 0.2%
NEPI Rockcastle	10,882	60,130
TOTAL ROMANIA		60,130

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR*(A)(B)	3,839	—

Consumer Discretionary — 0.0%
X5 Retail Group GDR*(A)(B)	915	—

Consumer Staples — 0.0%
Magnit PJSC GDR*(A)(B)	2,616	—

Energy — 0.0%
Gazprom PJSC(A)(B)	89,700	—
LUKOIL PJSC(A)(B)	3,729	—
Novatek PJSC GDR*(A)(B)	756	—
Rosneft Oil PJSC(A)(B)	10,270	—
Tatneft PJSC(A)(B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC(A)(B)	99,330	—

Materials — 0.0%
Alrosa PJSC(A)(B)	18,910	—
MMC Norilsk Nickel PJSC(A)(B)	670	—
Novolipetsk Steel PJSC(A)(B)	8,860	—
Severstal PAO*(A)(B)	1,512	—
		—
TOTAL RUSSIA		—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH AFRICA — 5.5%
Communication Services — 0.5%
MTN Group	16,311	$97,705
Vodacom Group	8,564	48,076
		145,781
Consumer Discretionary — 1.5%
Absa Group	6,988	64,849
Naspers, Cl N	2,232	358,452
Woolworths Holdings	7,651	27,547
		450,848
Consumer Staples — 0.6%
Bid	3,261	73,089
Clicks Group	1,957	26,868
Shoprite Holdings	6,225	79,249
		179,206
Energy — 0.0%
Exxaro Resources	2,017	18,456

Financials — 1.9%
Capitec Bank	1,012	92,197
Discovery*	6,946	50,570
FirstRand	43,525	147,537
Nedbank Group	4,404	47,302
Old Mutual	83,169	53,240
Remgro	4,123	32,499
Sanlam	14,156	49,345
Standard Bank Group	12,815	124,971
		597,661
Industrials — 0.4%
Bidvest Group	2,612	37,820
Sasol	5,412	74,983
		112,803
Materials — 0.5%
Anglo American Platinum	686	25,706
Gold Fields	11,020	120,095
		145,801
Real Estate — 0.1%
Growthpoint Properties†	43,841	24,551
TOTAL SOUTH AFRICA		1,675,107

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SOUTH KOREA — 17.8%
Communication Services — 1.0%
Kakao	2,493	$81,197
NAVER	1,224	182,774
NCSoft	181	29,845
		293,816
Consumer Discretionary — 2.0%
Coway	423	12,946
Hyundai Mobis	671	119,590
Hyundai Motor	1,461	206,905
Kangwon Land	947	10,597
Kia	2,911	175,601
LG Electronics	1,112	83,149
		608,788
Consumer Staples — 0.6%
Amorepacific	412	37,249
KT&G	1,639	104,821
LG H&H	99	32,758
		174,828
Energy — 0.5%
HD Hyundai	1,022	50,214
SK Innovation*	634	69,912
S-Oil	364	21,364
		141,490
Financials — 2.0%
DB Insurance	399	26,434
Hana Financial Group	3,494	109,916
Industrial Bank of Korea	2,033	16,889
KB Financial Group	4,172	170,974
Samsung Fire & Marine Insurance	532	102,702
Samsung Life Insurance	552	28,758
Shinhan Financial Group	4,460	117,664
Woori Financial Group	3,806	34,579
		607,916
Health Care — 0.8%
Celltrion	922	95,111
Celltrion Healthcare	1,639	76,521
Samsung Biologics*	173	87,307
		258,939
Industrials — 1.1%
Hyundai Engineering & Construction	634	17,032
Korea Shipbuilding & Offshore Engineering	305	25,089

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
LG	1,270	$78,869
Samsung C&T	1,136	90,583
Samsung Heavy Industries*	10,958	63,666
SK Holdings	458	49,622
SK Square*	841	26,462
		351,323
Information Technology — 7.8%
LG Display	1,725	16,759
Samsung Electro-Mechanics	781	79,524
Samsung Electronics	33,990	1,722,926
Samsung SDI	528	200,338
Samsung SDS	275	27,553
SK Hynix	4,304	365,843
		2,412,943
Materials — 1.8%
Hyundai Steel	634	17,877
Korea Zinc	63	23,624
LG Chemical	470	172,932
Lotte Chemical	145	14,732
POSCO Holdings	795	315,196
		544,361
Utilities — 0.2%
Korea Electric Power	4,943	66,009
TOTAL SOUTH KOREA		5,460,413

TAIWAN — 25.5%
Communication Services — 1.1%
Chunghwa Telecom	47,000	168,894
Far EasTone Telecommunications	34,000	76,573
Taiwan Mobile	34,000	99,639
		345,106
Consumer Staples — 0.6%
President Chain Store	12,000	97,582
Uni-President Enterprises	47,000	102,065
		199,647
Energy — 0.1%
Formosa Petrochemical	12,000	29,962

Financials — 5.7%
Cathay Financial Holding	70,000	96,606
Chailease Holding	23,615	132,412
Chang Hwa Commercial Bank	184,150	98,406

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
China Development Financial Holding	216,000	$78,958
CTBC Financial Holding	182,000	138,133
E.Sun Financial Holding	150,397	112,982
First Financial Holding	150,605	123,869
Fubon Financial Holding	85,827	161,389
Hua Nan Financial Holdings	122,567	77,837
Mega Financial Holding	99,414	116,105
Shanghai Commercial & Savings Bank*	75,000	100,486
Shin Kong Financial Holding	356,000	102,233
SinoPac Financial Holdings	84,211	45,392
Taishin Financial Holding	264,300	146,558
Taiwan Cooperative Financial Holding	136,114	107,945
Yuanta Financial Holding	145,285	112,743
		1,752,054
Industrials — 0.3%
Far Eastern New Century	105,000	93,516

Information Technology — 15.9%
ASE Technology Holding	38,000	128,902
Asustek Computer	12,000	136,429
AUO	95,600	48,569
Catcher Technology	12,000	67,843
Delta Electronics	24,000	241,260
Hon Hai Precision Industry	105,000	338,285
Innolux	125,001	50,921
Lite-On Technology	47,000	176,903
MediaTek	12,000	273,230
Novatek Microelectronics	12,000	157,247
Pegatron	37,000	87,799
Quanta Computer	36,000	267,096
Taiwan Semiconductor Manufacturing	171,000	2,770,496
United Microelectronics	94,000	131,621
		4,876,601
Materials — 1.8%
Asia Cement	47,000	57,875
China Steel	157,000	122,806
Formosa Chemicals & Fibre	36,000	68,586
Formosa Plastics	47,000	116,188
Nan Ya Plastics	59,000	121,727
Taiwan Cement	69,404	71,489
		558,671
TOTAL TAIWAN		7,855,557

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
THAILAND — 2.2%
Communication Services — 0.3%
Advanced Info Service	11,800	$73,887
		73,887
Consumer Staples — 0.3%
CP ALL	55,900	92,879
		92,879
Energy — 0.6%
PTT	121,200	111,506
PTT Exploration & Production	17,000	79,835
		191,341
Health Care — 0.3%
Bangkok Dusit Medical Services, Cl F	106,800	78,459
		78,459
Industrials — 0.3%
Airports of Thailand	50,200	96,161
		96,161
Materials — 0.3%
Indorama Ventures	36,300	25,920
PTT Global Chemical	26,600	25,203
Siam Cement	6,100	50,424
		101,547
Real Estate — 0.1%
Central Pattana	16,300	28,314
		28,314
TOTAL THAILAND		662,588

TURKEY — 0.8%
Consumer Staples — 0.3%
BIM Birlesik Magazalar	8,142	81,583

Energy — 0.3%
Turkiye Petrol Rafinerileri	16,296	94,513

Financials — 0.2%
Akbank	58,231	71,071
TOTAL TURKEY		247,167

UNITED ARAB EMIRATES — 1.3%
Communication Services — 0.5%
Emirates Telecommunications Group PJSC	25,472	141,748

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.6%
Abu Dhabi Commercial Bank PJSC	25,850	$60,878
First Abu Dhabi Bank PJSC	38,100	141,069
		201,947
Real Estate — 0.2%
Emaar Properties PJSC	28,538	62,467
TOTAL UNITED ARAB EMIRATES		406,162

UNITED STATES — 0.1%
Consumer Staples — 0.1%
JBS	7,000	25,244
TOTAL UNITED STATES		25,244

TOTAL COMMON STOCK (Cost $32,713,722)		29,430,975

PREFERRED STOCK — 3.7%
BRAZIL — 2.5%
Energy — 0.9%
Petroleo Brasileiro(C)	39,600	274,064

Financials — 1.4%
Banco Bradesco(C)	52,871	151,054
Itau Unibanco Holding(C)	38,000	206,581
Itausa(C)	47,882	86,577
		444,212
Materials — 0.1%
Gerdau(C)	8,575	41,340

Utilities — 0.1%
Cia Energetica de Minas Gerais(C)	9,923	24,603
TOTAL BRAZIL		784,219

CHILE — 0.3%
Industrials — 0.3%
Sociedad Quimica y Minera de Chile(C)	1,475	87,263

COLOMBIA — 0.1%
Financials — 0.1%
Bancolombia(C)	3,583	23,981

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC(A)(B)(C)	50,900	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
PREFERRED STOCK (continued)
SOUTH KOREA — 0.8%
Information Technology — 0.8%
Samsung Electronics(C)	6,396	$258,324

TOTAL PREFERRED STOCK (Cost $1,169,618)		1,153,787

TOTAL INVESTMENTS — 99.4% (Cost $33,883,340)		30,584,762
OTHER ASSETS LESS LIABILITIES – 0.6%		173,153
NET ASSETS - 100%		$30,757,915

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

The following summarizes the market value of the Fund’s investments used as of September 30, 2023, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Australia	$62,159	$—	$—		$62,159
Brazil	1,792,464	—	—		1,792,464
Chile	211,797	—	—		211,797
Colombia	44,951	—	—		44,951
Czech Republic	69,713	—	—		69,713
Egypt	41,086	—	—		41,086
Greece	27,186	—	—		27,186
Hungary	121,050	—	—		121,050
India	6,164,076	—	—		6,164,076
Indonesia	1,055,743	—	—		1,055,743
Malaysia	690,214	—	—		690,214
Mexico	1,463,782	—	—		1,463,782
Peru	160,365	—	—		160,365
Philippines	342,886	—	—		342,886
Poland	415,030	—	—		415,030
Qatar	376,105	—	—		376,105
Romania	60,130	—	—		60,130
Russia
Communication Services	—	—	—	‡‡	—
Consumer Discretionary	—	—	—	‡‡	—
Consumer Staples	—	—	—	‡‡	—
Energy	—	—	—	‡‡	—
Financials	—	—	—	‡‡	—
Materials	—	—	—	‡‡	—
South Africa	1,675,107	—	—		1,675,107
South Korea	5,460,413	—	—		5,460,413
Taiwan	7,855,557	—	—		7,855,557
Thailand	662,588	—	—		662,588
Turkey	247,167	—	—		247,167
United Arab Emirates	406,162	—	—		406,162
United States	25,244	—	—		25,244
Total Common Stock	29,430,975	—	—		29,430,975
Preferred Stock
Brazil	784,219	—	—		784,219
Chile	87,263	—	—		87,263
Colombia	23,981	—	—		23,981
Russia
Energy	—	—	—	‡‡	—
South Korea	258,324	—	—		258,324
Total Preferred Stock	1,153,787	—	—		1,153,787
Total Investments in Securities	$30,584,762	$—	$—		$30,584,762

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI China ESG Leaders Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 99.2%
Communication Services — 21.2%
37 Interactive Entertainment Network Technology Group, Cl A	700	$2,085
Baidu, Cl A*	12,550	213,764
China Literature*	600	2,195
China Ruyi Holdings*	32,000	8,294
Kanzhun ADR*	1,232	18,690
Kuaishou Technology, Cl B*	13,100	105,127
NetEase	10,800	219,948
Perfect World, Cl A	600	1,087
Tencent Holdings	9,500	371,419
		942,609
Consumer Discretionary — 30.8%
Alibaba Group Holding*	35,236	385,120
Bosideng International Holdings	20,000	8,606
BYD, Cl A	601	19,525
BYD, Cl H	5,500	169,947
China Tourism Group Duty Free, Cl A	600	8,727
China Tourism Group Duty Free, Cl H	400	5,306
Chow Tai Fook Jewellery Group	11,200	16,875
East Buy Holding*	2,500	11,795
Ecovacs Robotics, Cl A	100	666
Geely Automobile Holdings	34,000	40,113
Haier Smart Home, Cl A	2,100	6,802
Haier Smart Home, Cl H	13,800	43,434
Hangzhou Robam Appliances, Cl A	300	1,110
JD.com, Cl A	13,250	194,727
Jiumaojiu International Holdings	5,000	6,806
Li Auto, Cl A*	6,300	111,250
MINISO Group Holding ADR	533	13,805

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
NIO ADR*	7,798	$70,494
Pop Mart International Group	2,800	8,276
Shanghai Yuyuan Tourist Mart Group, Cl A	1,300	1,327
Tongcheng Travel Holdings*	6,800	14,934
Vipshop Holdings ADR*	1,912	30,611
XPeng, Cl A*	5,900	52,696
Yadea Group Holdings	8,000	14,852
Yum China Holdings	2,349	130,886
		1,368,690
Consumer Staples — 4.3%
Alibaba Health Information Technology*	12,000	7,477
Angel Yeast, Cl A	300	1,383
Anjoy Foods Group, Cl A	100	1,702
By-health, Cl A	600	1,564
China Feihe	20,000	11,798
China Mengniu Dairy	18,000	60,331
Henan Shuanghui Investment & Development, Cl A	1,200	4,347
Inner Mongolia Yili Industrial Group, Cl A	2,200	8,011
Nongfu Spring, Cl H	9,800	56,308
Ping An Healthcare and Technology*	3,100	7,236
Uni-President China Holdings	8,000	5,618
Want Want China Holdings	27,000	17,617
Yihai International Holding	3,000	5,171
Yihai Kerry Arawana Holdings, Cl A	400	1,887
		190,450
Energy — 0.0%
Offshore Oil Engineering, Cl A	1,400	1,245

Financials — 16.8%
Agricultural Bank of China, Cl A	28,700	14,181
Agricultural Bank of China, Cl H	165,000	61,518
China Construction Bank, Cl H	541,000	305,320
China Merchants Bank, Cl A	6,900	31,224
China Merchants Bank, Cl H	22,000	91,856
Far East Horizon	8,000	5,761
Huatai Securities, Cl A	2,500	5,425
Huatai Securities, Cl H	7,200	9,193
Industrial & Commercial Bank of China, Cl A	21,200	13,618
Industrial & Commercial Bank of China, Cl H	366,000	176,181
Postal Savings Bank of China, Cl A	9,800	6,685
Postal Savings Bank of China, Cl H	44,000	22,248
		743,210

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 9.0%
3SBio	10,500	$8,781
Beijing Tongrentang, Cl A	400	3,008
China Medical System Holdings	7,000	10,600
China Resources Pharmaceutical Group	8,500	5,644
China Resources Sanjiu Medical & Pharmaceutical, Cl A	400	2,752
CSPC Pharmaceutical Group	51,800	37,965
Genscript Biotech*	8,000	21,093
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	500	2,156
Guangzhou Kingmed Diagnostics Group, Cl A	200	1,712
Hangzhou Tigermed Consulting, Cl A	100	914
Hansoh Pharmaceutical Group	8,000	10,889
Huadong Medicine, Cl A	600	3,479
Jiangsu Hengrui Pharmaceuticals, Cl A	2,100	12,953
Joincare Pharmaceutical Group Industry, Cl A	700	1,190
Jointown Pharmaceutical Group, Cl A	894	1,329
Livzon Pharmaceutical Group, Cl A	200	1,014
Microport Scientific	4,600	6,954
Pharmaron Beijing, Cl A	525	2,241
Shandong Weigao Group Medical Polymer, Cl H	14,000	12,299
Shanghai Fosun Pharmaceutical Group, Cl A	800	3,140
Shanghai Fosun Pharmaceutical Group, Cl H	3,000	7,048
Shanghai Pharmaceuticals Holding, Cl A	1,000	2,482
Shanghai Pharmaceuticals Holding, Cl H	4,100	6,397
Shenzhen Mindray Bio-Medical Electronics, Cl A	500	18,516
Sinopharm Group, Cl H	7,600	22,028
Topchoice Medical, Cl A*	200	2,421
WuXi AppTec, Cl A	920	10,882
WuXi AppTec, Cl H	2,100	25,138
Wuxi Biologics Cayman*	22,000	128,233
Yunnan Baiyao Group, Cl A	620	4,536
Zai Lab*	5,200	12,575
Zhangzhou Pientzehuang Pharmaceutical, Cl A	200	7,555
Zhejiang Jiuzhou Pharmaceutical, Cl A	300	1,193
		399,117
Industrials — 7.4%
Air China, Cl A	3,900	4,325
Air China, Cl H	10,000	6,754
Beijing Capital International Airport, Cl H*	12,000	5,562
Beijing Easpring Material Technology, Cl A	200	1,156
BOC Aviation	1,200	8,374
China Baoan Group, Cl A	900	1,287
China Communications Services, Cl H	14,000	5,881
China Conch Venture Holdings	8,500	7,250
China Eastern Airlines, Cl A	5,700	3,442

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
China Everbright Environment Group	21,000	$7,240
China Southern Airlines, Cl A*	3,800	3,192
China Southern Airlines, Cl H*	12,000	5,838
CITIC	33,000	30,338
Contemporary Amperex Technology, Cl A	1,500	41,800
COSCO SHIPPING Holdings, Cl A	4,300	5,790
COSCO SHIPPING Holdings, Cl H	17,000	17,430
Fosun International	13,500	8,532
Ginlong Technologies, Cl A	100	1,078
Goldwind Science & Technology, Cl A	1,200	1,520
Haitian International Holdings	3,000	6,359
JD Logistics*	11,100	14,102
Jiangsu Expressway, Cl H	8,000	7,222
Jiangsu Zhongtian Technology, Cl A	1,200	2,446
Kuang-Chi Technologies, Cl A	700	1,387
Ming Yang Smart Energy Group, Cl A	800	1,733
SF Holding, Cl A	1,700	9,520
Shanghai Electric Group, Cl A	4,200	2,698
Shanghai M&G Stationery, Cl A	400	2,004
Shenzhen Inovance Technology, Cl A	450	4,107
Shenzhen International Holdings	8,413	5,188
Shuangliang Eco-Energy Systems, Cl A	600	870
Sinotruk Hong Kong	3,500	6,739
Sungrow Power Supply, Cl A	500	6,143
Sunwoda Electronic, Cl A	600	1,392
Titan Wind Energy Suzhou, Cl A	600	1,063
Weichai Power, Cl A	2,300	3,956
Weichai Power, Cl H	11,000	14,972
Zhejiang Chint Electrics, Cl A	800	2,557
Zhejiang Expressway, Cl H	8,000	5,965
Zhejiang Weixing New Building Materials, Cl A	600	1,503
Zoomlion Heavy Industry Science and Technology, Cl A	2,400	2,256
ZTO Express Cayman ADR	2,408	58,201
		329,172
Information Technology — 1.7%
AAC Technologies Holdings	4,500	7,700
Kingdee International Software Group	16,000	19,694
Lenovo Group	42,000	43,277
TCL Technology Group, Cl A	6,300	3,528
		74,199
Materials — 2.0%
Anhui Conch Cement, Cl A	1,300	4,645
Anhui Conch Cement, Cl H	6,500	17,304
China Jushi, Cl A	1,386	2,568

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
China Resources Cement Holdings	14,000	$3,593
CMOC Group, Cl A	5,900	4,786
CMOC Group, Cl H	21,000	13,487
CNGR Advanced Material, Cl A	200	1,390
Ganfeng Lithium Group, Cl A	540	3,306
Ganfeng Lithium Group, Cl H	2,280	9,359
GEM, Cl A	1,700	1,421
Jiangsu Eastern Shenghong, Cl A	2,200	3,488
Shandong Nanshan Aluminum, Cl A	3,900	1,681
Shanghai Putailai New Energy Technology, Cl A	770	3,096
Shenzhen Capchem Technology, Cl A	200	1,203
Sinoma Science & Technology, Cl A	500	1,411
Sinopec Shanghai Petrochemical, Cl A	2,400	1,021
Skshu Paint, Cl A	196	1,844
Tianqi Lithium, Cl A	400	3,016
Western Mining, Cl A	800	1,411
Yunnan Chihong Zinc & Germanium, Cl A	1,700	1,234
Yunnan Energy New Material, Cl A	300	2,466
Zangge Mining, Cl A	500	1,566
Zhejiang Huayou Cobalt, Cl A	580	2,986
		88,282
Real Estate — 4.0%
China Jinmao Holdings Group	32,000	4,127
China Overseas Land & Investment	22,000	45,619
China Resources Land	18,000	71,707
China Vanke, Cl A	3,300	5,924
China Vanke, Cl H	12,400	13,680
Country Garden Services Holdings	12,000	12,380
Greentown China Holdings	5,500	5,709
Longfor Group Holdings	10,500	18,877
		178,023
Utilities — 2.0%
Beijing Enterprises Water Group	24,000	5,240
CECEP Solar Energy, Cl A	1,300	1,033
CECEP Wind-Power, Cl A	2,200	987
China Resources Gas Group	5,300	15,531
China Three Gorges Renewables Group, Cl A	9,600	6,298
ENN Energy Holdings	4,500	37,348
ENN Natural Gas, Cl A	900	2,152
Kunlun Energy	22,000	18,961
		87,550
TOTAL CHINA		4,402,547

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares MSCI China ESG Leaders Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 0.6%
Consumer Staples — 0.1%
Vinda International Holdings	2,000	$4,806

Health Care — 0.5%
Sino Biopharmaceutical	59,000	21,319
TOTAL HONG KONG		26,125

TOTAL COMMON STOCK (Cost $5,269,227)		4,428,672

TOTAL INVESTMENTS — 99.8% (Cost $5,269,227)		4,428,672
OTHER ASSETS LESS LIABILITIES – 0.2%		9,464
NET ASSETS - 100%		$4,438,136

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares CICC China 5G & Semiconductor Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Communication Services — 1.1%
Kunlun Tech, Cl A	25,200	$132,611

Industrials — 1.8%
Hongfa Technology, Cl A	23,200	106,833
Suzhou Maxwell Technologies, Cl A	6,100	106,013
		212,846
Information Technology — 97.1%
ACM Research Shanghai, Cl A	9,998	161,626
Advanced Micro-Fabrication Equipment China, Cl A	13,457	278,070
Amlogic Shanghai, Cl A*	9,410	81,433
Avary Holding Shenzhen, Cl A	53,285	148,905
Beijing Kingsoft Office Software, Cl A	10,098	513,926
BOE Technology Group, Cl A	837,930	443,936
BYD Electronic International	50,500	230,195
Cambricon Technologies, Cl A*	9,154	155,734
Chaozhou Three-Circle Group, Cl A	42,464	180,679
China Resources Microelectronics, Cl A	29,708	220,555
China Zhenhua Group Science & Technology, Cl A	12,000	133,362
Foxconn Industrial Internet, Cl A	437,474	1,182,890
GigaDevice Semiconductor, Cl A	15,200	205,706
GoerTek, Cl A	77,322	167,469
Guangzhou Shiyuan Electronic Technology, Cl A	15,700	109,231
Hangzhou Silan Microelectronics, Cl A	32,200	107,661
Hengtong Optic-electric, Cl A	54,200	105,041
Hua Hong Semiconductor*	30,000	75,997
Hygon Information Technology, Cl A	51,810	383,859
Iflytek, Cl A	49,200	342,102
Ingenic Semiconductor, Cl A	11,000	111,287
JCET Group, Cl A	39,200	164,101
Lingyi iTech Guangdong, Cl A	156,600	122,946
Luxshare Precision Industry, Cl A	159,105	651,204
Maxscend Microelectronics, Cl A	11,969	191,711
Montage Technology, Cl A	26,023	177,517
National Silicon Industry Group, Cl A*	62,043	168,355
NAURA Technology Group, Cl A	11,818	391,406
Sanan Optoelectronics, Cl A	111,900	236,832

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares CICC China 5G & Semiconductor Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
SenseTime Group, Cl B*	576,000	$105,171
SG Micro, Cl A	10,200	108,877
Shanghai Friendess Electronic Technology, Cl A	3,111	106,489
Shennan Circuits, Cl A	11,500	105,076
Shenzhen Transsion Holdings, Cl A	16,077	321,595
Sunny Optical Technology Group	25,900	180,893
Suzhou TFC Optical Communication, Cl A	8,500	110,833
TCL Zhonghuan Renewable Energy Technology, Cl A	90,700	291,057
Unigroup Guoxin Microelectronics, Cl A	19,100	228,599
Will Semiconductor Shanghai, Cl A	26,806	342,388
Wingtech Technology, Cl A	28,355	169,879
WUS Printed Circuit Kunshan, Cl A	40,400	124,819
Xiaomi, Cl B*	459,600	724,154
Yealink Network Technology, Cl A	29,432	143,974
Zhejiang Dahua Technology, Cl A	66,900	204,490
Zhejiang Jingsheng Mechanical & Electrical, Cl A	29,520	193,309
Zhongji Innolight, Cl A	17,600	279,735
ZTE, Cl H	153,200	462,621
		11,647,695
TOTAL CHINA		11,993,152

TOTAL COMMON STOCK (Cost $14,168,109)		11,993,152

TOTAL INVESTMENTS — 100.0% (Cost $14,168,109)		11,993,152
OTHER ASSETS LESS LIABILITIES – 0.0%		5,430
NET ASSETS - 100%		$11,998,582

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares CICC China Consumer Leaders Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.9%
Consumer Discretionary — 33.2%
ANTA Sports Products	24,400	$274,630
Bosideng International Holdings	106,000	45,611
DR, Cl A	11,400	51,760
Ecovacs Robotics, Cl A	4,900	32,618
Gree Electric Appliances of Zhuhai, Cl A	52,200	260,078
Haidilao International Holding	48,000	128,705
Haier Smart Home, Cl A	106,500	344,975
Li Ning	63,500	267,156
Midea Group, Cl A	60,565	461,194
Oppein Home Group, Cl A	4,400	57,910
		1,924,637
Consumer Staples — 64.5%
China Mengniu Dairy	78,000	261,432
China Resources Beer Holdings	48,000	263,233
Chongqing Brewery, Cl A	5,336	62,443
Eastroc Beverage Group, Cl A	2,300	57,729
Foshan Haitian Flavouring & Food, Cl A	39,827	207,670
Henan Shuanghui Investment & Development, Cl A	29,035	105,169
Hengan International Group	18,500	58,936
Inner Mongolia Yili Industrial Group, Cl A	71,300	259,629
Jiangsu Yanghe Brewery JSC, Cl A	14,417	256,056
Kweichow Moutai, Cl A	2,300	567,775
Luzhou Laojiao, Cl A	13,400	398,464
Proya Cosmetics, Cl A	3,920	54,665
Shanghai Bairun Investment Holding Group, Cl A	14,100	55,794
Shanghai Flyco Electrical Appliance, Cl A	12,117	115,453
Shanxi Xinghuacun Fen Wine Factory, Cl A	7,900	259,692
Tsingtao Brewery, Cl H	18,000	147,322
Want Want China Holdings	131,000	85,473
Wuliangye Yibin, Cl A	24,400	522,779
		3,739,714
Real Estate — 2.2%
Shenzhen Overseas Chinese Town, Cl A	104,000	60,381

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares CICC China Consumer Leaders Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
Youngor Group, Cl A	66,300	$64,701
		125,082
TOTAL CHINA		5,789,433

TOTAL COMMON STOCK (Cost $6,955,654)		5,789,433

TOTAL INVESTMENTS — 99.9% (Cost $6,955,654)		5,789,433
OTHER ASSETS LESS LIABILITIES – 0.1%		4,497
NET ASSETS - 100%		$5,793,930

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 99.5%
Consumer Discretionary — 5.3%
Beijing Roborock Technology, Cl A	22,879	$927,498
Ninebot*	125,280	598,909
Tianneng Battery Group, Cl A	39,903	190,868
		1,717,275
Health Care — 6.5%
Bloomage Biotechnology, Cl A	56,151	668,502
iRay Technology, Cl A	14,918	501,788
MGI Tech, Cl A	10,967	112,714
Shanghai Junshi Biosciences, Cl A*	111,677	590,134
Shanghai United Imaging Healthcare, Cl A	16,715	238,804
		2,111,942
Industrials — 8.4%
AVIC Chengdu UAS, Cl A	39,580	254,242
GoodWe Technologies, Cl A	30,145	546,939
Hoymiles Power Electronics, Cl A	9,769	367,650
Ningbo Ronbay New Energy Technology, Cl A	92,009	530,023
Pylon Technologies, Cl A	25,548	458,309
Sany Heavy Energy, Cl A	41,845	172,475
Zhuzhou CRRC Times Electric, Cl A	76,424	417,273
		2,746,911
Information Technology — 74.2%
3peak, Cl A	20,935	522,966
ACM Research Shanghai, Cl A	25,228	407,831
Advanced Micro-Fabrication Equipment China, Cl A	126,115	2,605,993
Amlogic Shanghai, Cl A*	84,902	734,732
ASR Microelectronics, Cl A*	60,954	527,321
Beijing Kingsoft Office Software, Cl A	53,801	2,738,141
Cambricon Technologies, Cl A*	60,706	1,032,771
China Railway Signal & Communication, Cl A	753,742	546,238
China Resources Microelectronics, Cl A	153,889	1,142,484
Everdisplay Optronics Shanghai, Cl A*	1,221,657	440,992

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares SSE STAR Market 50 Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
GalaxyCore, Cl A	146,526	$308,910
Guobo Electronics, Cl A	10,535	121,751
Hwatsing Technology, Cl A	13,896	365,245
Hygon Information Technology, Cl A	67,740	501,884
Jinko Solar, Cl A	582,871	808,015
Loongson Technology, Cl A*	10,564	125,972
Montage Technology, Cl A	231,766	1,581,000
National Silicon Industry Group, Cl A*	398,051	1,080,118
Piotech, Cl A	16,366	535,087
Qi An Xin Technology Group, Cl A*	79,874	564,158
Shanghai Friendess Electronic Technology, Cl A	16,921	579,217
Shanghai Fudan Microelectronics Group, Cl A	77,569	507,846
Shenzhen Transsion Holdings, Cl A	93,720	1,874,722
SICC, Cl A*	25,197	189,866
SUPCON Technology, Cl A	137,428	901,634
Suzhou Novosense Microelectronics, Cl A	12,445	202,970
Trina Solar, Cl A	316,707	1,328,859
Verisilicon Microelectronics Shanghai, Cl A*	72,766	598,747
Xinjiang Daqo New Energy, Cl A	186,874	1,036,999
Yuneng Technology, Cl A	9,838	171,350
		24,083,819
Materials — 5.1%
Cathay Biotech, Cl A	51,301	390,929
Hunan Changyuan Lico, Cl A	282,805	331,878
Western Superconducting Technologies, Cl A	132,535	832,422
Zhongfu Shenying Carbon Fiber, Cl A	23,745	98,295
		1,653,524
TOTAL CHINA		32,313,471

TOTAL COMMON STOCK (Cost $44,503,524)		32,313,471

TOTAL INVESTMENTS — 99.5% (Cost $44,503,524)		32,313,471
OTHER ASSETS LESS LIABILITIES – 0.5%		158,116
NET ASSETS - 100%		$32,471,587

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 89.4%‡
CHINA — 89.4%
Communication Services — 28.6%
Baidu, Cl A*	15,600	$265,715
Bilibili, Cl Z*	7,760	107,306
China Literature*	13,000	47,556
Kingsoft	27,000	97,908
Kuaishou Technology, Cl B*	68,500	549,707
NetEase	13,305	270,964
Tencent Holdings	14,200	555,174
Weibo, Cl A	80	1,024
		1,895,354
Consumer Discretionary — 35.1%
Alibaba Group Holding*	51,800	566,160
East Buy Holding*	14,000	66,051
Haier Smart Home, Cl H	69,026	217,252
JD.com, Cl A	35,110	515,983
Li Auto, Cl A*	15,100	266,646
Meituan, Cl B*	18,180	266,020
NIO, Cl A*	1,480	13,502
Trip.com Group*	3,850	137,250
XPeng, Cl A*	31,100	277,769
		2,326,633
Consumer Staples — 4.6%
Alibaba Health Information Technology*	152,000	94,711
JD Health International*	31,600	163,813
Ping An Healthcare and Technology*	18,300	42,713
		301,237
Financials — 1.1%
ZhongAn Online P&C Insurance, Cl H*	24,200	71,378

Information Technology — 20.0%
BYD Electronic International	22,500	102,562
GDS Holdings, Cl A*	10,800	14,893

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Hua Hong Semiconductor*	19,000	$48,132
Kingdee International Software Group*	79,000	97,239
Lenovo Group	224,000	230,811
SenseTime Group, Cl B*	523,000	95,493
Sunny Optical Technology Group	20,240	141,362
Xiaomi, Cl B*	375,000	590,857
		1,321,349
TOTAL CHINA		5,915,951

TOTAL COMMON STOCK (Cost $5,729,454)		5,915,951

TOTAL INVESTMENTS — 89.4% (Cost $5,729,454)		5,915,951
OTHER ASSETS LESS LIABILITIES – 10.6%		703,755
NET ASSETS - 100%		$6,619,706

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares China Innovation ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 99.0%
KraneShares CICC China 5G and Semiconductor Index ETF(A)	12,862	$192,531
KraneShares CSI China Internet ETF*(A)	15,695	429,572
KraneShares MSCI All China Health Care Index ETF(A)	20,034	355,804
KraneShares MSCI China Clean Technology Index ETF(A)	10,183	253,557
KraneShares SSE STAR Market 50 Index ETF*(A)	9,856	125,922
TOTAL EXCHANGE - TRADED FUNDS (Cost $2,281,345)		1,357,386

TOTAL INVESTMENTS — 99.0% (Cost $2,281,345)		1,357,386
OTHER ASSETS LESS LIABILITIES – 1.0%		13,584
NET ASSETS - 100%		$1,370,970

*	Non-income producing security.
(A)	Affiliated Investment.

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

Transactions with affiliated companies during the period ended September 30, 2023 are as follows:

Value as of 3/31/2023	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2023	Dividend Income	Capital Gain Distributions
KraneShares CICC China 5G and Semiconductor Index ETF
$262,320	$—	$(32,788)	$(24,417)	$(12,584)	$192,531	$—	$—
KraneShares CSI China Internet ETF
472,684	14,898	—	(58,010)	—	429,572	—	—
KraneShares MSCI All China Health Care Index ETF
368,272	37,901	—	(50,369)	—	355,804	—	—
KraneShares MSCI China Clean Technology Index ETF
320,491	—	(29,064)	(22,064)	(15,806)	253,557	—	—
KraneShares SSE STAR Market 50 Index ETF
172,534	—	(4,447)	(39,612)	(2,553)	125,922	—	—
$1,596,301	$52,799	$(66,299)	$(194,472)	$(30,943)	$1,357,386	$—	—

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF

	Shares	Value
COMMON STOCK — 98.4%‡
AUSTRALIA — 16.7%
Communication Services — 1.9%
carsales.com	2,841	$51,230

Financials — 1.6%
Steadfast Group	11,818	43,018

Health Care — 3.1%
EBOS Group	1,396	28,686
Sonic Healthcare	2,855	54,910
		83,596
Industrials — 1.3%
Computershare	2,158	36,156

Information Technology — 1.8%
Altium	942	26,270
Technology One	2,093	20,952
		47,222
Materials — 3.0%
Brickworks	3,315	53,423
Northern Star Resources	4,277	28,874
		82,297
Real Estate — 1.5%
Charter Hall Group†	6,636	40,644

Utilities — 2.5%
APA Group	12,555	67,255
TOTAL AUSTRALIA		451,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
CHINA — 19.6%
Consumer Discretionary — 2.4%
Bosideng International Holdings	154,000	$66,265

Financials — 2.8%
Ping An Insurance Group of China, Cl H	13,000	74,446

Health Care — 8.0%
China Medical System Holdings	56,000	84,803
CSPC Pharmaceutical Group	40,000	29,316
Sinopharm Group, Cl H	34,800	100,865
		214,984
Real Estate — 2.6%
China Resources Land	18,000	71,707

Utilities — 3.8%
Guangdong Investment	134,000	102,316
TOTAL CHINA		529,718

HONG KONG — 10.8%
Financials — 0.9%
AIA Group	3,000	24,458

Industrials — 1.2%
Techtronic Industries	3,500	33,964

Real Estate — 2.6%
Swire Properties	33,200	69,267

Utilities — 6.1%
CK Infrastructure Holdings	21,000	99,344
Hong Kong & China Gas	93,000	64,835
		164,179
TOTAL HONG KONG		291,868

INDIA — 1.1%
Information Technology — 1.1%
Infosys ADR	1,799	30,781
TOTAL INDIA		30,781

INDONESIA — 1.3%
Financials — 1.3%
Bank Central Asia	61,800	35,288
TOTAL INDONESIA		35,288

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
JAPAN — 35.3%
Communication Services — 1.7%
Hakuhodo DY Holdings	1,200	$9,887
KDDI	600	18,403
Nippon Telegraph & Telephone	15,500	18,343
		46,633
Consumer Discretionary — 3.9%
Fujitsu General	300	5,642
Open House Group	500	17,001
Rinnai	500	9,382
Sekisui Chemical	1,200	17,313
Sekisui House	1,300	25,935
Seria	600	8,854
TS Tech	2,000	22,731
		106,858
Consumer Staples — 4.2%
Asahi Group Holdings	500	18,730
Kao	400	14,880
Lion	900	8,902
Morinaga	500	18,100
Seven & i Holdings	300	11,771
Sundrug	500	13,587
Takara Holdings	2,200	17,706
Welcia Holdings	300	5,194
Yakult Honsha	200	4,869
		113,739
Financials — 3.9%
Chiba Bank	1,900	13,847
SBI Holdings	1,500	31,643
Tokio Marine Holdings	1,000	23,220
Tokyo Century	500	19,990
Zenkoku Hosho	500	16,455
		105,155
Health Care — 3.7%
Alfresa Holdings	1,500	24,678
Astellas Pharma	1,200	16,678
Mani	800	9,725
Medipal Holdings	1,200	20,325
Shionogi	300	13,441
Ship Healthcare Holdings	600	9,121
Terumo	200	5,311
		99,279

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 4.9%
Benefit One	700	$5,074
COMSYS Holdings	1,300	27,233
EXEO Group	1,500	30,799
Hikari Tsushin	100	15,262
Kurita Water Industries	300	10,482
Sanwa Holdings	2,400	31,973
SHO-BOND Holdings	300	11,813
		132,636
Information Technology — 4.3%
Azbil	500	15,339
Murata Manufacturing	600	10,993
NEC Networks & System Integration	1,200	15,794
Nomura Research Institute	400	10,435
NTT Data Group	400	5,373
Oracle Japan NIP	200	14,877
Otsuka	500	21,216
SCSK	900	15,736
TIS	300	6,620
		116,383
Materials — 2.6%
Nippon Sanso Holdings	700	16,629
Nissan Chemical	400	17,046
Nitto Denko	300	19,718
Shin-Etsu Chemical	600	17,462
		70,855
Real Estate — 5.4%
Aeon Mall	1,200	14,153
Hulic	2,600	23,365
Japan Metropolitan Fund Invest†	31	20,151
Japan Real Estate Investment†	5	19,534
Mori Hills REIT Investment†	20	18,991
Nomura Real Estate Holdings	1,000	25,150
Tokyo Tatemono	1,700	23,559
		144,903
Utilities — 0.7%
Nippon Gas	1,200	17,820
TOTAL JAPAN		954,261

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
NEW ZEALAND — 1.2%
Health Care — 1.2%
Fisher & Paykel Healthcare	2,444	$31,690
TOTAL NEW ZEALAND		31,690

PHILIPPINES — 2.1%
Industrials — 2.1%
International Container Terminal Services	15,210	55,704
TOTAL PHILIPPINES		55,704

TAIWAN — 9.5%
Financials — 1.3%
Chailease Holding	6,120	34,316

Information Technology — 8.2%
Advantech	4,300	45,953
Sinbon Electronics	6,000	60,129
Wistron	37,000	116,339
		222,421
TOTAL TAIWAN		256,737

THAILAND — 0.8%
Financials — 0.8%
Krungthai Card	17,400	21,026
TOTAL THAILAND		21,026

TOTAL COMMON STOCK (Cost $2,683,655)		2,658,491

TOTAL INVESTMENTS — 98.4% (Cost $2,683,655)		2,658,491
OTHER ASSETS LESS LIABILITIES – 1.6%		42,115
NET ASSETS - 100%		$2,700,606

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares China Internet and Covered Call Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 102.0%
KraneShares CSI China Internet ETF*(A)	4,079,312	$111,650,769
TOTAL EXCHANGE - TRADED FUND (Cost $112,276,414)		111,650,769

TOTAL INVESTMENTS — 102.0% (Cost $112,276,414)		111,650,769
OTHER ASSETS LESS LIABILITIES – (2.0)%		(2,159,893)
NET ASSETS - 100%		$109,490,876

WRITTEN OPTIONS — (3.4)% (Premiums Received $(5,071,281))		$(3,697,049)

*	Non-income producing security.
(A)	Affiliated Investment.

A list of open option contracts held by the Fund at September 30, 2023 was as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS — (3.4)%
Call Options
KWEB US*	(620)	(1,696,940)	$28.90	10/06/23	$(4,755)
KWEB US*	(4,186)	(11,457,082)	27.51	10/27/23	(439,321)
KWEB US*	(486)	(1,330,182)	27.31	10/27/23	(55,856)
KWEB US*	(3,564)	(9,754,668)	26.94	10/27/23	(481,568)
KWEB US*	(3,078)	(8,424,486)	26.53	10/27/23	(492,695)
KWEB US*	(795)	(2,175,915)	27.89	10/20/23	(55,555)
KWEB US*	(477)	(1,305,549)	27.78	10/20/23	(35,498)
KWEB US*	(474)	(1,297,338)	27.07	11/03/23	(67,265)
KWEB US*	(5,498)	(15,048,026)	27.70	10/20/23	(428,184)
KWEB US*	(954)	(2,611,098)	27.50	10/20/23	(83,084)
KWEB US*	(636)	(1,740,732)	28.00	10/13/23	(31,170)
KWEB US*	(318)	(870,366)	27.96	10/13/23	(16,040)
KWEB US*	(159)	(435,183)	27.67	10/13/23	(9,847)
KWEB US*	(3,010)	(8,238,370)	27.49	10/13/23	(210,911)
KWEB US*	(5,800)	(15,874,600)	29.71	10/06/23	(19,082)
KWEB US*	(1,272)	(3,481,464)	27.65	10/20/23	(101,900)
KWEB US*	(9,466)	(25,908,442)	27.37	11/03/23	(1,164,318)
Total Written Options (Premiums Received $5,071,281)					$(3,697,049)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares China Internet and Covered Call Strategy ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2023, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	111,650,769	—	—	111,650,769
Total Investments in Securities	$111,650,769	$—	$—	$111,650,769

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	—	(3,697,049)	—	(3,697,049)
Total Liabilities	$—	$(3,697,049)	$—	$(3,697,049)

Transactions with affiliated companies during the period ended September 30, 2023 are as follows:

Value as of 3/31/2023	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2023	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF

$5,642,645	$180,830,237	$(70,698,569)	$(297,614)	$(3,825,930)	$111,650,769	$—	$—

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Dynamic Emerging Markets Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 89.8%
KraneShares MSCI All China Index ETF(A)	136,635	$2,673,400
KraneShares MSCI Emerging Markets ex China Index ETF(A)	68,897	1,766,774
TOTAL EXCHANGE - TRADED FUNDS (Cost $4,502,764)		4,440,174

TOTAL INVESTMENTS — 89.8% (Cost $4,502,764)		4,440,174
OTHER ASSETS LESS LIABILITIES – 10.2%		502,151
NET ASSETS - 100%		$4,942,325

(A)	Affiliated Investment.

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

Transactions with affiliated companies during the period ended September 30, 2023 are as follows:

Value as of 8/25/2023	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2023	Dividend Income	Capital Gain Distributions
KraneShares MSCI All China Index ETF
$—	$4,336,761	$(1,693,486)	$(15,046)	$45,171	$2,673,400	$—	$—
KraneShares MSCI Emerging Markets ex China Index ETF
—	2,954,223	(1,156,786)	(47,544)	16,881	1,766,774	—	—
$—	$7,290,984	$(2,850,272)	$(62,590)	$62,052	$4,440,174	$—	—

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Global Luxury Index ETF

	Shares	Value
COMMON STOCK — 92.8%‡
CHINA — 0.5%
Consumer Discretionary — 0.5%
Chow Tai Fook Jewellery Group	5,400	$8,136
TOTAL CHINA		8,136

DENMARK — 1.5%
Consumer Discretionary — 1.5%
Pandora	259	26,903
TOTAL DENMARK		26,903

FRANCE — 30.8%
Consumer Discretionary — 10.1%
Hermes International SCA	57	104,391
Kering	159	72,707
		177,098
Consumer Staples — 4.2%
Pernod Ricard	398	66,515
Remy Cointreau	63	7,714
		74,229
Financials — 4.0%
LVMH Moet Hennessy Louis Vuitton	93	70,540

Health Care — 4.0%
EssilorLuxottica	395	69,071

Materials — 8.5%
L’Oreal	360	149,868
TOTAL FRANCE		540,806

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Global Luxury Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
GERMANY — 0.6%
Consumer Discretionary — 0.6%
HUGO BOSS	153	$9,706
TOTAL GERMANY		9,706

HONG KONG — 0.7%
Consumer Discretionary — 0.7%
Melco Resorts & Entertainment ADR*	1,317	13,025
TOTAL HONG KONG		13,025

ITALY — 8.9%
Consumer Discretionary — 8.0%
Brunello Cucinelli	99	7,552
Ferrari	315	93,282
Moncler	537	31,316
PRADA	1,500	8,829
		140,979
Consumer Staples — 0.9%
Davide Campari-Milano	1,320	15,603
TOTAL ITALY		156,582

JAPAN — 5.2%
Consumer Discretionary — 0.3%
Casio Computer	600	5,040

Consumer Staples — 4.9%
Kao	1,200	44,639
Shiseido	1,200	42,218
		86,857
TOTAL JAPAN		91,897

MACAU — 3.5%
Consumer Discretionary — 3.5%
Galaxy Entertainment Group	6,000	36,122
Sands China*	8,400	25,741
TOTAL MACAU		61,863

SINGAPORE — 0.6%
Consumer Discretionary — 0.6%
Genting Singapore	16,800	10,401
TOTAL SINGAPORE		10,401

SWITZERLAND — 7.3%
Consumer Discretionary — 7.3%
Cie Financiere Richemont, Cl A	879	107,617

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Global Luxury Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Swatch Group	81	$20,843
TOTAL SWITZERLAND		128,460

UNITED KINGDOM — 10.3%
Consumer Discretionary — 1.7%
Burberry Group	1,056	24,599
Watches of Switzerland Group*	648	4,231
		28,830
Consumer Staples — 8.6%
Diageo	4,099	151,793
TOTAL UNITED KINGDOM		180,623

UNITED STATES — 22.9%
Consumer Discretionary — 18.0%
Boyd Gaming	201	12,227
Caesars Entertainment*	606	28,088
Capri Holdings*	421	22,149
Deckers Outdoor*	72	37,014
Las Vegas Sands	867	39,743
MGM Resorts International	888	32,643
Penn Entertainment*	513	11,773
Ralph Lauren, Cl A	123	14,279
Red Rock Resorts, Cl A	135	5,535
Samsonite International*	3,600	12,365
Signet Jewelers	135	9,694
Tapestry	742	21,333
Vail Resorts	113	25,074
VF	1,098	19,402
Wynn Resorts	276	25,505
		316,824
Consumer Staples — 4.9%
Coty, Cl A*	1,017	11,157
Estee Lauder, Cl A	467	67,505
Inter Parfums	54	7,254
		85,916
TOTAL UNITED STATES		402,740

TOTAL COMMON STOCK (Cost $1,701,415)		1,631,142

TOTAL INVESTMENTS — 92.8% (Cost $1,701,415)		1,631,142
OTHER ASSETS LESS LIABILITIES – 7.2%		126,374
NET ASSETS - 100%		$1,757,516

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Global Luxury Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

USSW5 — USD Swap Semi 30/360 5 Year Current

Statements of Assets and Liabilities (Unaudited)

September 30, 2023

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF		KraneShares Bosera MSCI China A 50 Connect Index ETF
Assets:
Investments at Value	$4,540,535	$5,697,670,544	*	$380,454,907
Cash and Cash Equivalents	3,754	2,708,313		938,451
Foreign Currency at Value	5	—		1,255,439
Receivable for Trustees’ Fee	8	15,371		568
Dividend and Interest Receivable	—	5,546,073		—
Prepaid Expenses	40	48,834		3,303
Total Assets	4,544,342	5,705,989,135		382,652,668

Liabilities:
Payable for Management Fees	2,549	3,183,019		178,902
Obligation to Return Securities Lending Collateral	—	90,193,314		—
Payable for Securities Lending Fees	—	36,696		—
Total Liabilities	2,549	93,413,029		178,902
Net Assets	$4,541,793	$5,612,576,106		$382,473,766

Net Assets Consist of:
Paid-in Capital	$6,098,293	$11,764,330,652		$610,573,356
Total Distributable Loss	(1,556,500)	(6,151,754,546)		(228,099,590)
Net Assets	$4,541,793	$5,612,576,106		$382,473,766
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	200,000	203,450,000		16,900,000
Net Asset Value, Offering and Redemption Price Per Share	$22.71	$27.59		$22.63
Cost of Investments	$5,016,861	$7,151,435,106		$462,985,723
Cost of Foreign Currency	5	—		1,250,257
*Includes Market Value of Securities on Loan	—	87,004,801		—

*	Includes Market Value of Securities on Loan.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2023

	KraneShares Bloomberg China Bond Inclusion Index ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Assets:
Investments at Value	$2,968,857	$6,838,762	$4,217,300
Cash and Cash Equivalents	26,373	26,462	12,742
Foreign Currency at Value	11,433	2,182	4,555
Dividend and Interest Receivable	38,292	8,110	2,382
Receivable for Trustees’ Fee	14	8	8
Receivable for Capital Shares Sold	—	7,296	—
Reclaim Receivable	—	—	109
Unrealized Appreciation on Spot Contracts	—	1	1
Prepaid Expenses	76	46	32
Total Assets	3,045,045	6,882,867	4,237,129

Liabilities:
Payable for Management Fees	1,361	2,746	2,718
Payable for Foreign Capital Gains Tax	—	—	4,276
Total Liabilities	1,361	2,746	6,994
Net Assets	$3,043,684	$6,880,121	$4,230,135

Net Assets Consist of:
Paid-in Capital	$3,639,904	$14,897,564	$8,878,840
Total Distributable Loss	(596,220)	(8,017,443)	(4,648,705)
Net Assets	$3,043,684	$6,880,121	$4,230,135
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	100,000	350,000	200,002
Net Asset Value, Offering and Redemption Price Per Share	$30.44	$19.66	$21.15
Cost of Investments	$3,136,898	$8,805,567	$5,520,198
Cost of Foreign Currency	11,410	2,169	4,547

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2023

	KraneShares Emerging Markets Consumer Technology Index ETF		KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Assets:
Investments at Value	$11,703,208	*	$77,698,887	$177,923,324	*
Foreign Currency at Value	106,560		224	191,170
Cash and Cash Equivalents	—		67,043	234,801
Reclaim Receivable	5,870		—	366,604
Dividend and Interest Receivable	2,102		184,267	134,731
Receivable for Trustees’ Fee	—		135	214
Prepaid Expenses	213		689	1,370
Total Assets	11,817,953		77,951,245	178,852,214

Liabilities:
Obligation to Return Securities Lending Collateral	340,822		—	15,913,771
Payable to Custodian	93,537		—	—
Payable for Foreign Capital Gains Tax	39,952		—	—
Payable for Management Fees	4,476		51,371	95,088
Payable for Trustees’ Fee	53		—	—
Payable for Securities Lending Fees	24		—	3,402
Unrealized Depreciation on Spot Contracts	—		—	930
Total Liabilities	478,864		51,371	16,013,191
Net Assets	$11,339,089		$77,899,874	$162,839,023

Net Assets Consist of:
Paid-in Capital	$68,060,227		$161,493,617	$278,362,927
Total Distributable Loss	(56,721,138)		(83,593,743)	(115,523,904)
Net Assets	$11,339,089		$77,899,874	$162,839,023
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	800,002		3,100,002	5,900,002
Net Asset Value, Offering and Redemption Price Per Share	$14.17		$25.13	$27.60
Cost of Investments	$21,071,406		$98,579,470	$228,842,710
Cost of Foreign Currency	106,409		203	189,525
*Includes Market Value of Securities on Loan	324,536		—	15,254,850

*	Includes Market Value of Securities on Loan.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2023

	KraneShares MSCI All China Health Care Index ETF		KraneShares Asia Pacific High Income Bond ETF	KraneShares Emerging Markets Healthcare Index ETF
Assets:
Investments at Value	$67,888,643	*	$14,113,864	$1,949,635
Cash and Cash Equivalents	9,263		701,697	2,592
Foreign Currency at Value	3,602		383	1,107
Dividend and Interest Receivable	52,645		223,291	1,813
Receivable for Trustees’ Fee	103		30	4
Unrealized Appreciation on Spot Contracts	4		—	—
Prepaid Expenses	700		140	15
Total Assets	67,954,960		15,039,405	1,955,166

Liabilities:
Obligation to Return Securities Lending Collateral	869,140		—	—
Payable for Management Fees	35,066		9,581	1,249
Payable for Securities Lending Fees	72		—	—
Payable for Investment Securities Purchased	—		135,500	—
Payable for Foreign Capital Gains Tax	—		—	5,246
Unrealized Depreciation on Spot Contracts	—		—	5
Total Liabilities	904,278		145,081	6,500
Net Assets	$67,050,682		$14,894,324	$1,948,666

Net Assets Consist of:
Paid-in Capital	$156,114,871		$24,869,422	$3,759,926
Total Distributable Loss	(89,064,189)		(9,975,098)	(1,811,260)
Net Assets	$67,050,682		$14,894,324	$1,948,666
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,750,002		600,001	100,002
Net Asset Value, Offering and Redemption Price Per Share	$17.88		$24.82	$19.49
Cost of Investments	$82,622,262		$15,026,972	$2,805,910
Cost of Foreign Currency	3,594		377	1,104
*Includes Market Value of Securities on Loan	827,432		—	—

*	Includes Market Value of Securities on Loan.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2023

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares MSCI China ESG Leaders Index ETF	KraneShares CICC China 5G & Semiconductor Index ETF
Assets:
Investments at Value	$30,584,762	$4,428,672	$11,993,152
Cash and Cash Equivalents	183,247	6,921	9,293
Foreign Currency at Value	22,366	135	2,619
Dividend and Interest Receivable	74,043	4,507	—
Reclaim Receivable	1,162	—	—
Receivable for Trustees’ Fee	93	8	30
Prepaid Expenses	162	35	96
Total Assets	30,865,835	4,440,278	12,005,190

Liabilities:
Payable for Foreign Capital Gains Tax	101,961	—	—
Payable for Management Fees	5,933	2,142	6,598
Unrealized Depreciation on Spot Contracts	26	—	10
Total Liabilities	107,920	2,142	6,608
Net Assets	$30,757,915	$4,438,136	$11,998,582

Net Assets Consist of:
Paid-in Capital	$35,254,875	$8,616,093	$29,064,875
Total Distributable Loss	(4,496,960)	(4,177,957)	(17,066,293)
Net Assets	$30,757,915	$4,438,136	$11,998,582
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,200,002	250,000	800,002
Net Asset Value, Offering and Redemption Price Per Share	$25.63	$17.75	$15.00
Cost of Investments	$33,883,340	$5,269,227	$14,168,109
Cost of Foreign Currency	20,986	119	2,614

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2023

	KraneShares CICC China Consumer Leaders Index ETF	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF
Assets:
Investments at Value	$5,789,433	$32,313,471	$5,915,951
Cash and Cash Equivalents	4,417	116,093	8,213
Foreign Currency at Value	6	65,553	65
Dividend and Interest Receivable	3,327	—	—
Receivable for Trustees’ Fee	10	63	17
Receivable for Capital Shares Sold	—	—	25
Receivable for Investment Securities Sold	—	—	699,159
Unrealized Appreciation on Spot Contracts	—	—	56
Prepaid Expenses	48	308	50
Total Assets	5,797,241	32,495,488	6,623,536

Liabilities:
Payable for Management Fees	3,311	23,901	3,830
Total Liabilities	3,311	23,901	3,830
Net Assets	$5,793,930	$32,471,587	$6,619,706

Net Assets Consist of:
Paid-in Capital	$27,891,815	$69,773,229	$11,206,977
Total Distributable Loss	(22,097,885)	(37,301,642)	(4,587,271)
Net Assets	$5,793,930	$32,471,587	$6,619,706
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	350,002	2,550,000	550,002
Net Asset Value, Offering and Redemption Price Per Share	$16.55	$12.73	$12.04
Cost of Investments	$6,955,654	$44,503,524	$5,729,454
Cost of Foreign Currency	6	65,417	65

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2023

	KraneShares China Innovation ETF	KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	KraneShares China Internet and Covered Call Strategy ETF
Assets:
Investments at Value	$—	$2,658,491	$—
Affiliated Investments at Value	1,357,386	—	111,650,769
Cash and Cash Equivalents	13,709	—	419,108
Foreign Currency at Value	—	287,782	—
Receivable for Trustees’ Fee	2	6	366
Receivable for Investment Securities Sold	—	17,365	1,135,610
Dividend and Interest Receivable	—	13,930	—
Prepaid Expenses	12	18	22
Total Assets	1,371,109	2,977,592	113,205,875

Liabilities:
Written Options at Value	—	—	3,697,049
Payable for Management Fees	139	1,539	17,950
Payable to Custodian	—	275,447	—
Total Liabilities	139	276,986	3,714,999
Net Assets	$1,370,970	$2,700,606	$109,490,876

Net Assets Consist of:
Paid-in Capital	$2,448,505	$2,500,050	$119,861,142
Total Distributable Earnings/(Loss)	(1,077,535)	200,556	(10,370,266)
Net Assets	$1,370,970	$2,700,606	$109,490,876
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	100,002	100,002	6,350,002
Net Asset Value, Offering and Redemption Price Per Share	$13.71	$27.01	$17.24
Cost of Investments	$—	$2,683,655	$—
Cost of Affiliated Investments	2,281,345	—	112,276,414
Cost of Foreign Currency	—	293,371	—
Written Options, Premiums Received	—	—	5,071,281

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2023

	KraneShares Dynamic Emerging Markets Strategy ETF	KraneShares Global Luxury Index ETF
Assets:
Investments at Value	$—	$1,631,142
Affiliated Investments at Value	4,440,174	—
Cash and Cash Equivalents	502,463	74,533
Receivable for Trustees’ Fee	59	—
Receivable for Investment Securities Sold	—	105,831
Dividend and Interest Receivable	—	336
Reclaim Receivable	—	470
Total Assets	4,942,696	1,812,312

Liabilities:
Payable for Management Fees	371	533
Payable for Investment Securities Purchased	—	29,292
Payable to Custodian	—	24,915
Unrealized Depreciation on Spot Contracts	—	53
Payable for Trustees’ Fee	—	3
Total Liabilities	371	54,796
Net Assets	$4,942,325	$1,757,516

Net Assets Consist of:
Paid-in Capital	$4,943,075	$1,830,915
Total Distributable Loss	(750)	(73,399)
Net Assets	$4,942,325	$1,757,516
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	200,002	75,002
Net Asset Value, Offering and Redemption Price Per Share	$24.71	$23.43
Cost of Investments	$—	$1,701,415
Cost of Affiliated Investments	4,502,764	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2023

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF
Investment Income:
Dividend Income	$183,339	$22,086,901	$9,773,773
Interest Income	186	123,132	23,373
Security Lending Income	—	1,393,720	—
Less: Foreign Taxes Withheld	(18,418)	—	(978,468)
Total Investment Income	165,107	23,603,753	8,818,678

Expenses:
Management Fees†	17,379	18,443,230	1,602,161
Trustees’ Fees	141	145,571	11,073
Security Lending Fees†	—	139,008	—
Insurance Expense	41	48,432	3,384
Total Expenses	17,561	18,776,241	1,616,618
Management Fee Waiver†	—	—	(472,434)
Net Expenses	17,561	18,776,241	1,144,184
Net Investment Income	147,546	4,827,512	7,674,494

Net Realized Gain (Loss) on:
Investments	54,644	(385,094,848)	(45,854,365)
Foreign Currency Translations	(2,747)	(39,743)	(15,253)
Net Realized Gain (Loss)	51,897	(385,134,591)	(45,869,618)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(490,989)	(433,864,232)	(22,359,775)
Foreign Currency Translations	—	—	(7,128)
Net Change in Unrealized Appreciation (Depreciation)	(490,989)	(433,864,232)	(22,366,903)
Net Realized and Unrealized Loss	(439,092)	(818,998,823)	(68,236,521)
Net Decrease in Net Assets Resulting from Operations	$(291,546)	$(814,171,311)	$(60,562,027)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2023

	KraneShares Bloomberg China Bond Inclusion Index ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Investment Income:
Dividend Income	$—	$199,611	$134,272
Interest Income	96,341	676	457
Less: Foreign Taxes Withheld	—	(16,977)	(11,367)
Total Investment Income	96,341	183,310	123,362

Expenses:
Management Fees†	19,187	26,332	17,148
Trustees’ Fees	157	203	117
Insurance Expense	77	51	32
Total Expenses	19,421	26,586	17,297
Management Fee Waiver†	(5,643)	(7,745)	—
Net Expenses	13,778	18,841	17,297
Net Investment Income	82,563	164,469	106,065

Net Realized Gain (Loss) on:
Investments	(2,601)	(709,401)	(115,422)
Foreign Currency Translations	(413,224)	154	(1,101)
Net Realized Loss	(415,825)	(709,247)	(116,523)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	122,640	(373,293)	(242,606)
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(1,953)
Foreign Currency Translations	523	12	(81)
Net Change in Unrealized Appreciation (Depreciation)	123,163	(373,281)	(244,640)
Net Realized and Unrealized Loss	(292,662)	(1,082,528)	(361,163)
Net Decrease in Net Assets Resulting from Operations	$(210,099)	$(918,059)	$(255,098)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2023

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Investment Income:
Dividend Income	$54,741	$1,147,832	$1,710,283
Interest Income	177	2,571	8,545
Security Lending Income	4,445	—	249,550
Less: Foreign Taxes Withheld	(1,776)	(37,602)	(159,361)
Total Investment Income	57,587	1,112,801	1,809,017

Expenses:
Management Fees†	64,990	337,823	605,462
Trustees’ Fees	542	2,362	4,780
Security Lending Fees†	436	—	8,545
Insurance Expense	218	698	17,316
Total Expenses	66,186	340,883	636,103
Management Fee Waiver†	(16,664)	—	—
Net Expenses	49,522	340,883	636,103
Net Investment Income	8,065	771,918	1,172,914

Net Realized Gain (Loss) on:
Investments	(6,925,523)	(21,153,600)	(8,835,823)
Foreign Currency Translations	(29,949)	(382)	(25,368)
Net Realized Loss	(6,955,472)	(21,153,982)	(8,861,191)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,433,243	9,222,536	(10,120,684)
Accrued Foreign Capital Gains Tax on Appreciated Securities	(39,952)	—	—
Foreign Currency Translations	431	(254)	(7,972)
Net Change in Unrealized Appreciation (Depreciation)	5,393,722	9,222,282	(10,128,656)
Net Realized and Unrealized Loss	(1,561,750)	(11,931,700)	(18,989,847)
Net Decrease in Net Assets Resulting from Operations	$(1,553,685)	$(11,159,782)	$(17,816,933)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2023

	KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income Bond ETF	KraneShares Emerging Markets Healthcare Index ETF
Investment Income:
Dividend Income	$931,558	$—	$16,273
Interest Income	5,896	2,190,773	83
Security Lending Income	2,611	—	—
Less: Foreign Taxes Withheld	(74,967)	—	(1,202)
Total Investment Income	865,098	2,190,773	15,154

Expenses:
Management Fees†	309,873	65,199	8,117
Trustees’ Fees	2,177	515	55
Security Lending Fees†	310	—	—
Insurance Expense	712	144	15
Total Expenses	313,072	65,858	8,187
Management Fee Waiver†	(55,618)	—	—
Net Expenses	257,454	65,858	8,187
Net Investment Income	607,644	2,124,915	6,967

Net Realized Gain (Loss) on:
Investments	(15,586,984)	(2,268,860)	(94,046)
Foreign Currency Translations	(9,661)	—	(2,457)
Net Realized Loss	(15,596,645)	(2,268,860)	(96,503)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,910,571	(524,366)	(57,021)
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	170
Foreign Currency Translations	64	(6)	(17)
Net Change in Unrealized Appreciation (Depreciation)	2,910,635	(524,372)	(56,868)
Net Realized and Unrealized Loss	(12,686,010)	(2,793,232)	(153,371)
Net Decrease in Net Assets Resulting from Operations	$(12,078,366)	$(668,317)	$(146,404)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2023

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares MSCI China ESG Leaders Index ETF	KraneShares CICC China 5G & Semiconductor Index ETF
Investment Income:
Dividend Income	$666,746	$110,529	$115,032
Interest Income	3,580	158	379
Less: Foreign Taxes Withheld	(113,738)	(7,697)	(11,261)
Total Investment Income	556,588	102,990	104,150

Expenses:
Management Fees†	91,078	13,601	54,387
Trustees’ Fees	801	125	369
Insurance Expense	169	35	99
Total Expenses	92,048	13,761	54,855
Management Fee Waiver†	(54,961)	—	(9,762)
Net Expenses	37,087	13,761	45,093
Net Investment Income	519,501	89,229	59,057

Net Realized Gain (Loss) on:
Investments	75,465	(688,101)	(2,611,021)
Foreign Currency Translations	(1,571)	(9)	(417)
Net Realized Gain (Loss)	73,894	(688,110)	(2,611,438)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	129,830	59,533	197,882
Accrued Foreign Capital Gains Tax on Appreciated Securities	(77,521)	—	—
Foreign Currency Translations	576	13	11
Net Change in Unrealized Appreciation (Depreciation)	52,885	59,546	197,893
Net Realized and Unrealized Gain (Loss)	126,779	(628,564)	(2,413,545)
Net Increase (Decrease) in Net Assets Resulting from Operations	$646,280	$(539,335)	$(2,354,488)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2023

	KraneShares CICC China Consumer Leaders Index ETF	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF
Investment Income:
Dividend Income	$141,126	$273,914	$29,051
Interest Income	302	2,528	1,067
Less: Foreign Taxes Withheld	(11,881)	(27,396)	(545)
Total Investment Income	129,547	249,046	29,573

Expenses:
Management Fees†	21,099	184,141	23,429
Trustees’ Fees	166	1,122	182
Insurance Expense	49	315	51
Total Expenses	21,314	185,578	23,662
Net Investment Income	108,233	63,468	5,911

Net Realized Gain (Loss) on:
Investments	(19,724)	(4,018,850)	(73,644)
Foreign Currency Translations	(372)	(1,364)	(745)
Net Realized Loss	(20,096)	(4,020,214)	(74,389)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,264,032)	(7,824,722)	(626,741)
Foreign Currency Translations	(9)	(4,305)	120
Net Change in Unrealized Appreciation (Depreciation)	(1,264,041)	(7,829,027)	(626,621)
Net Realized and Unrealized Loss	(1,284,137)	(11,849,241)	(701,010)
Net Decrease in Net Assets Resulting from Operations	$(1,175,904)	$(11,785,773)	$(695,099)

†	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2023

	KraneShares China Innovation ETF	KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	KraneShares China Internet and Covered Call Strategy ETF
Investment Income:
Dividend Income	$—	$75,294	$—
Interest Income	110	(1,560)	11,655
Less: Foreign Taxes Withheld	—	(5,340)	—
Total Investment Income	110	68,394	11,655

Expenses:
Management Fees†	1,835	9,398	51,172
Trustees’ Fees	39	73	872
Insurance Expense	11	18	26
Total Expenses	1,885	9,489	52,070
Management Fee Waiver†	(1,101)	—	—
Net Expenses	784	9,489	52,070
Net Investment Income (Loss)	(674)	58,905	(40,415)

Net Realized Gain (Loss) on:
Investments	—	154,766	—
Affiliated Investments	(30,943)	—	(3,825,930)
Foreign Currency Translations	—	(1,437)	—
Written Options	—	—	6,415,501
Net Realized Gain (Loss)	(30,943)	153,329	2,589,571

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(134,951)	—
Affiliated Investments	(194,472)	—	(297,614)
Foreign Currency Translations	—	(5,607)	—
Written Options	—	—	1,574,279
Net Change in Unrealized Appreciation (Depreciation)	(194,472)	(140,558)	1,276,665
Net Realized and Unrealized Gain (Loss)	(225,415)	12,771	3,866,236
Net Increase (Decrease) in Net Assets Resulting from Operations	$(226,089)	$71,676	$3,825,821

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2023

	KraneShares Dynamic Emerging Markets StrategyETF(1)	KraneShares Global Luxury Index ETF(2)
Investment Income:
Dividend Income	$—	$3,113
Interest Income	245	—
Less: Foreign Taxes Withheld	—	(368)
Total Investment Income	245	2,745

Expenses:
Management Fees†	444	533
Trustees’ Fees	13	3
Total Expenses	457	536
Net Investment Income (Loss)	(212)	2,209

Net Realized Gain (Loss) on:
Investments	—	(4,182)
Affiliated Investments	62,052	—
Foreign Currency Translations	—	(1,322)
Net Realized Gain (Loss)	62,052	(5,504)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(70,273)
Affiliated Investments	(62,590)	—
Foreign Currency Translations	—	169
Net Change in Unrealized Appreciation (Depreciation)	(62,590)	(70,104)
Net Realized and Unrealized Loss	(538)	(75,608)
Net Decrease in Net Assets Resulting from Operations	$(750)	$(73,399)

†	See Note 4 in Notes to Financial Statements.
(1)	Commenced operations on August 25, 2023.
(2)	Commenced operations on September 7, 2023.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CICC China Leaders 100 Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$147,546	$230,718
Net Realized Gain (Loss)	51,897	(1,258,764)
Net Change in Unrealized Appreciation (Depreciation)	(490,989)	(273,162)
Net Decrease in Net Assets Resulting from Operations	(291,546)	(1,301,208)
Distributions	—	(267,141)

Capital Share Transactions:(1)
Issued	2,042	29,678
Redeemed	(1,133,278)	(2,571,456)
Decrease in Net Assets from Capital Share Transactions	(1,131,236)	(2,541,778)
Total Decrease in Net Assets	(1,422,782)	(4,110,127)

Net Assets:
Beginning of Year/Period	5,964,575	10,074,702
End of Year/Period	$4,541,793	$5,964,575

Share Transactions:
Redeemed	(50,000)	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(100,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CSI China Internet ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$4,827,512	$38,506,083
Net Realized Loss	(385,134,591)	(2,232,381,235)
Net Change in Unrealized Appreciation (Depreciation)	(433,864,232)	2,302,138,220
Net Increase (Decrease) in Net Assets Resulting from Operations	(814,171,311)	108,263,068

Capital Share Transactions:(1)
Issued	948,967,826	3,037,376,264
Redeemed	(633,889,797)	(3,273,504,223)
Increase (Decrease) in Net Assets from Capital Share Transactions	315,078,029	(236,127,959)
Total Decrease in Net Assets	(499,093,282)	(127,864,891)

Net Assets:
Beginning of Year/Period	6,111,669,388	6,239,534,279
End of Year/Period	$5,612,576,106	$6,111,669,388

Share Transactions:
Issued	31,400,000	100,950,000
Redeemed	(23,550,000)	(116,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,850,000	(15,800,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bosera MSCI China A 50 Connect Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$7,674,494	$10,123,340
Net Realized Loss	(45,869,618)	(101,610,228)
Net Change in Unrealized Appreciation (Depreciation)	(22,366,903)	(2,789,412)
Net Decrease in Net Assets Resulting from Operations	(60,562,027)	(94,276,300)
Distributions	—	(111,275,241)

Capital Share Transactions:(1)
Issued	44,905,759	254,963,186
Redeemed	(72,743,033)	(137,931,980)
Increase (Decrease) in Net Assets from Capital Share Transactions	(27,837,274)	117,031,206
Total Decrease in Net Assets	(88,399,301)	(88,520,335)

Net Assets:
Beginning of Year/Period	470,873,067	559,393,402
End of Year/Period	$382,473,766	$470,873,067

Share Transactions:
Issued	1,900,000	7,300,000
Redeemed	(3,050,000)	(4,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,150,000)	2,950,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bloomberg China Bond Inclusion Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$82,563	$293,571
Net Realized Loss	(415,825)	(472,712)
Net Change in Unrealized Appreciation (Depreciation)	123,163	(436,378)
Net Decrease in Net Assets Resulting from Operations	(210,099)	(615,519)
Distributions	(65,514)	(93,427)
Return of Capital	—	(233,872)

Capital Share Transactions:(1)
Issued	39,325	1,710,911
Redeemed	(7,865,176)	(3,208,976)
Decrease in Net Assets from Capital Share Transactions	(7,825,851)	(1,498,065)
Total Decrease in Net Assets	(8,101,464)	(2,440,883)

Net Assets:
Beginning of Year/Period	11,145,148	13,586,031
End of Year/Period	$3,043,684	$11,145,148

Share Transactions:
Issued	—	50,000
Redeemed	(250,000)	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	(250,000)	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$164,469	$171,637
Net Realized Loss	(709,247)	(6,451,205)
Net Change in Unrealized Appreciation (Depreciation)	(373,281)	4,729,548
Net Decrease in Net Assets Resulting from Operations	(918,059)	(1,550,020)
Distributions	—	(311,974)

Capital Share Transactions:(1)
Issued	8,973	3,417,132
Redeemed	(1,005,314)	(8,941,286)
Decrease in Net Assets from Capital Share Transactions	(996,341)	(5,524,154)
Total Decrease in Net Assets	(1,914,400)	(7,386,148)

Net Assets:
Beginning of Year/Period	8,794,521	16,180,669
End of Year/Period	$6,880,121	$8,794,521

Share Transactions:
Issued	—	150,000
Redeemed	(50,000)	(400,000)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(250,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI One Belt One Road Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$106,065	$168,844
Net Realized Gain (Loss)	(116,523)	46,956
Net Change in Unrealized Appreciation (Depreciation)	(244,640)	(1,348,801)
Net Decrease in Net Assets Resulting from Operations	(255,098)	(1,133,001)
Distributions	—	(215,731)

Capital Share Transactions:(1)
Issued	—	12,878
Redeemed	—	(2,468,601)
Decrease in Net Assets from Capital Share Transactions	—	(2,455,723)
Total Decrease in Net Assets	(255,098)	(3,804,455)

Net Assets:
Beginning of Year/Period	4,485,233	8,289,688
End of Year/Period	$4,230,135	$4,485,233

Share Transactions:
Redeemed	—	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(100,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets Consumer Technology Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$8,065	$249,218
Net Realized Loss	(6,955,472)	(21,075,830)
Net Change in Unrealized Appreciation (Depreciation)	5,393,722	12,501,817
Net Decrease in Net Assets Resulting from Operations	(1,553,685)	(8,324,795)

Capital Share Transactions:(1)
Issued	25,804	2,557,125
Redeemed	(17,694,603)	(19,605,280)
Decrease in Net Assets from Capital Share Transactions	(17,668,799)	(17,048,155)
Total Decrease in Net Assets	(19,222,484)	(25,372,950)

Net Assets:
Beginning of Year/Period	30,561,573	55,934,523
End of Year/Period	$11,339,089	$30,561,573

Share Transactions:
Issued	—	150,000
Redeemed	(1,200,000)	(1,250,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,200,000)	(1,100,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China Clean Technology Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$771,918	$458,574
Net Realized Loss	(21,153,982)	(32,327,369)
Net Change in Unrealized Appreciation (Depreciation)	9,222,282	533,752
Net Decrease in Net Assets Resulting from Operations	(11,159,782)	(31,335,043)
Distributions	—	(1,776,032)

Capital Share Transactions:(1)
Issued	8,928	5,598,103
Redeemed	(6,559,813)	(23,735,159)
Decrease in Net Assets from Capital Share Transactions	(6,550,885)	(18,137,056)
Total Decrease in Net Assets	(17,710,667)	(51,248,131)

Net Assets:
Beginning of Year/Period	95,610,541	146,858,672
End of Year/Period	$77,899,874	$95,610,541

Share Transactions:
Issued	—	150,000
Redeemed	(250,000)	(800,000)
Net Decrease in Shares Outstanding from Share Transactions	(250,000)	(650,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Electric Vehicles and Future Mobility Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$1,172,914	$2,256,078
Net Realized Loss	(8,861,191)	(41,632,141)
Net Change in Unrealized Appreciation (Depreciation)	(10,128,656)	(23,323,322)
Net Decrease in Net Assets Resulting from Operations	(17,816,933)	(62,699,385)
Distributions	—	(2,090,551)

Capital Share Transactions:(1)
Issued	4,439,409	5,211,336
Redeemed	(8,889,193)	(52,076,878)
Decrease in Net Assets from Capital Share Transactions	(4,449,784)	(46,865,542)
Total Decrease in Net Assets	(22,266,717)	(111,655,478)

Net Assets:
Beginning of Year/Period	185,105,740	296,761,218
End of Year/Period	$162,839,023	$185,105,740

Share Transactions:
Issued	150,000	150,000
Redeemed	(300,000)	(1,600,000)
Net Decrease in Shares Outstanding from Share Transactions	(150,000)	(1,450,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Health Care Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$607,644	$376,911
Net Realized Loss	(15,596,645)	(41,140,859)
Net Change in Unrealized Appreciation (Depreciation)	2,910,635	23,296,248
Net Decrease in Net Assets Resulting from Operations	(12,078,366)	(17,467,700)
Distributions	—	(50,955)

Capital Share Transactions:(1)
Issued	10,073	11,751,147
Redeemed	(15,373,065)	(36,551,437)
Decrease in Net Assets from Capital Share Transactions	(15,362,992)	(24,800,290)
Total Decrease in Net Assets	(27,441,358)	(42,318,945)

Net Assets:
Beginning of Year/Period	94,492,040	136,810,985
End of Year/Period	$67,050,682	$94,492,040

Share Transactions:
Issued	—	550,000
Redeemed	(800,000)	(1,750,000)
Net Decrease in Shares Outstanding from Share Transactions	(800,000)	(1,200,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Asia Pacific High Income Bond ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$2,124,915	$1,813,772
Net Realized Loss	(2,268,860)	(3,640,259)
Net Change in Unrealized Appreciation (Depreciation)	(524,372)	924,584
Net Decrease in Net Assets Resulting from Operations	(668,317)	(901,903)
Distributions	(736,597)	(2,002,618)

Capital Share Transactions:(1)
Issued	468	4,213,744
Redeemed	(3,746,503)	(7,799,091)
Decrease in Net Assets from Capital Share Transactions	(3,746,035)	(3,585,347)
Total Decrease in Net Assets	(5,150,949)	(6,489,868)

Net Assets:
Beginning of Year/Period	20,045,273	26,535,141
End of Year/Period	$14,894,324	$20,045,273

Share Transactions:
Issued	—	150,000
Redeemed	(150,000)	(300,000)
Net Decrease in Shares Outstanding from Share Transactions	(150,000)	(150,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets Healthcare Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income (Loss)	$6,967	$(1,704)
Net Realized Loss	(96,503)	(360,813)
Net Change in Unrealized Appreciation (Depreciation)	(56,868)	(6,688)
Net Decrease in Net Assets Resulting from Operations	(146,404)	(369,205)
Distributions	—	(4,560)
Total Decrease in Net Assets	(146,404)	(373,765)

Net Assets:
Beginning of Year/Period	2,095,070	2,468,835
End of Year/Period	$1,948,666	$2,095,070

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI Emerging Markets ex China Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$519,501	$745,190
Net Realized Gain (Loss)	73,894	(1,579,020)
Net Change in Unrealized Appreciation (Depreciation)	52,885	(2,861,210)
Net Increase (Decrease) in Net Assets Resulting from Operations	646,280	(3,695,040)
Distributions	—	(693,378)

Capital Share Transactions:(1)
Issued	—	14,955,300
Redeemed	—	(13,153,943)
Increase in Net Assets from Capital Share Transactions	—	1,801,357
Total Increase (Decrease) in Net Assets	646,280	(2,587,061)

Net Assets:
Beginning of Year/Period	30,111,635	32,698,696
End of Year/Period	$30,757,915	$30,111,635

Share Transactions:
Issued	—	600,000
Redeemed	—	(500,000)
Net Increase in Shares Outstanding from Share Transactions	—	100,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China ESG Leaders Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$89,229	$108,423
Net Realized Loss	(688,110)	(2,245,862)
Net Change in Unrealized Appreciation (Depreciation)	59,546	1,510,945
Net Decrease in Net Assets Resulting from Operations	(539,335)	(626,494)
Distributions	—	(100,843)

Capital Share Transactions:(1)
Issued	—	12,606
Redeemed	—	(2,245,452)
Decrease in Net Assets from Capital Share Transactions	—	(2,232,846)
Total Decrease in Net Assets	(539,335)	(2,960,183)

Net Assets:
Beginning of Year/Period	4,977,471	7,937,654
End of Year/Period	$4,438,136	$4,977,471

Share Transactions:
Redeemed	—	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(100,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CICC China 5G & Semiconductor Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$59,057	$74,429
Net Realized Loss	(2,611,438)	(2,842,161)
Net Change in Unrealized Appreciation (Depreciation)	197,893	268,365
Net Decrease in Net Assets Resulting from Operations	(2,354,488)	(2,499,367)
Distributions	—	(45,914)

Capital Share Transactions:(1)
Issued	1,061	3,203
Redeemed	(744,403)	(4,057,370)
Decrease in Net Assets from Capital Share Transactions	(743,342)	(4,054,167)
Total Decrease in Net Assets	(3,097,830)	(6,599,448)

Net Assets:
Beginning of Year/Period	15,096,412	21,695,860
End of Year/Period	$11,998,582	$15,096,412

Share Transactions:
Redeemed	(50,000)	(250,000)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(250,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CICC China Consumer Leaders Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$108,233	$134,895
Net Realized Loss	(20,096)	(11,363,452)
Net Change in Unrealized Appreciation (Depreciation)	(1,264,041)	10,214,006
Net Decrease in Net Assets Resulting from Operations	(1,175,904)	(1,014,551)
Distributions	—	(68,755)

Capital Share Transactions:(1)
Issued	—	293,649
Redeemed	—	(36,769,983)
Decrease in Net Assets from Capital Share Transactions	—	(36,476,334)
Total Decrease in Net Assets	(1,175,904)	(37,559,640)

Net Assets:
Beginning of Year/Period	6,969,834	44,529,474
End of Year/Period	$5,793,930	$6,969,834

Share Transactions:
Redeemed	—	(1,900,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(1,900,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares SSE STAR Market 50 Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income (Loss)	$63,468	$(222,457)
Net Realized Loss	(4,020,214)	(14,314,363)
Net Change in Unrealized Appreciation (Depreciation)	(7,829,027)	7,885,520
Net Decrease in Net Assets Resulting from Operations	(11,785,773)	(6,651,300)

Capital Share Transactions:(1)
Issued	819,230	2,467,586
Redeemed	(4,691,380)	(13,360,925)
Decrease in Net Assets from Capital Share Transactions	(3,872,150)	(10,893,339)
Total Decrease in Net Assets	(15,657,923)	(17,544,639)

Net Assets:
Beginning of Year/Period	48,129,510	65,674,149
End of Year/Period	$32,471,587	$48,129,510

Share Transactions:
Issued	50,000	150,000
Redeemed	(350,000)	(800,000)
Net Decrease in Shares Outstanding from Share Transactions	(300,000)	(650,000)

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Hang Seng TECH Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$5,911	$31,932
Net Realized Loss	(74,389)	(4,108,228)
Net Change in Unrealized Appreciation (Depreciation)	(626,621)	2,353,946
Net Decrease in Net Assets Resulting from Operations	(695,099)	(1,722,350)
Distributions	—	(11,428)

Capital Share Transactions:(1)
Issued	—	7,531,750
Redeemed	—	(4,053,614)
Increase in Net Assets from Capital Share Transactions	—	3,478,136
Total Increase (Decrease) in Net Assets	(695,099)	1,744,358

Net Assets:
Beginning of Year/Period	7,314,805	5,570,447
End of Year/Period	$6,619,706	$7,314,805

Share Transactions:
Issued	—	550,001
Redeemed	—	(400,000)
Net Increase in Shares Outstanding from Share Transactions	—	150,001

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares China Innovation ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Loss	$(674)	$(634)
Net Realized Loss	(30,943)	(87,288)
Net Change in Unrealized Appreciation (Depreciation)	(194,472)	23,085
Net Decrease in Net Assets Resulting from Operations	(226,089)	(64,837)
Distributions	—	(110,615)
Return of Capital	—	(53,934)

Capital Share Transactions:(1)
Redeemed	—	(1,011,132)
Decrease in Net Assets from Capital Share Transactions	—	(1,011,132)
Total Decrease in Net Assets	(226,089)	(1,240,518)

Net Assets:
Beginning of Year/Period	1,597,059	2,837,577
End of Year/Period	$1,370,970	$1,597,059

Share Transactions:
Redeemed	—	(50,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares S&P Pan Asia Dividend Aristocrats Index ETF
	Period Ended September 30, 2023	Period Ended March 31, 2023(1)
	(unaudited)
Operations:
Net Investment Income	$58,905	$36,318
Net Realized Gain	153,329	5,115
Net Change in Unrealized Appreciation (Depreciation)	(140,558)	109,776
Net Increase in Net Assets Resulting from Operations	71,676	151,209
Distributions	—	(22,329)

Capital Share Transactions:(2)
Issued	—	2,500,050
Increase in Net Assets from Capital Share Transactions	—	2,500,050
Total Increase in Net Assets	71,676	2,628,930

Net Assets:
Beginning of Year/Period	2,628,930	—
End of Year/Period	$2,700,606	$2,628,930

Share Transactions:
Issued	—	100,002
Net Increase in Shares Outstanding from Share Transactions	—	100,002

(1)	Commenced operations on September 14, 2022.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares China Internet and Covered Call Strategy ETF
	Period Ended September 30, 2023	Period Ended March 31, 2023(1)
	(unaudited)
Operations:
Net Investment Loss	$(40,415)	$(1,113)
Net Realized Gain	2,589,571	395,952
Net Change in Unrealized Appreciation (Depreciation)	1,276,665	(528,078)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,825,821	(133,239)
Distributions	(13,668,008)	(395,952)
Return of Capital	—	(139,051)

Capital Share Transactions:(2)
Issued	119,953,725	5,982,226
Redeemed	(5,934,646)	—
Increase in Net Assets from Capital Share Transactions	114,019,079	5,982,226
Total Increase in Net Assets	104,176,892	5,313,984

Net Assets:
Beginning of Year/Period	5,313,984	—
End of Year/Period	$109,490,876	$5,313,984

Share Transactions:
Issued	6,425,000	250,002
Redeemed	(325,000)	—
Net Increase in Shares Outstanding from Share Transactions	6,100,000	250,002

(1)	Commenced operations on January 12, 2023.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

KraneShares Dynamic Emerging Markets Strategy ETF
Period Ended September 30, 2023(1)
Operations:
Net Investment Loss	$(212)
Net Realized Gain	62,052
Net Change in Unrealized Appreciation (Depreciation)	(62,590)
Net Decrease in Net Assets Resulting from Operations	(750)

Capital Share Transactions:(2)
Issued	7,491,762
Redeemed	(2,548,687)
Increase in Net Assets from Capital Share Transactions	4,943,075
Total Increase in Net Assets	4,942,325

Net Assets:
Beginning of Year/Period	—
End of Year/Period	$4,942,325

Share Transactions:
Issued	300,000
Redeemed	(100,000)
Net Increase in Shares Outstanding from Share Transactions	200,000

(1)	Commenced operations on August 25, 2023.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

KraneShares Global Luxury Index ETF
Period Ended September 30, 2023(1)
Operations:
Net Investment Income	$2,209
Net Realized Loss	(5,504)
Net Change in Unrealized Appreciation (Depreciation)	(70,104)
Net Decrease in Net Assets Resulting from Operations	(73,399)

Capital Share Transactions:(2)
Issued	1,830,915
Increase in Net Assets from Capital Share Transactions	1,830,915
Total Increase in Net Assets	1,757,516

Net Assets:
Beginning of Year/Period	—
End of Year/Period	$1,757,516

Share Transactions:
Issued	75,000
Net Increase in Shares Outstanding from Share Transactions	75,000

(1)	Commenced operations on September 7, 2023.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2023 (Unaudited)

For the Years Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares CICC China Leaders 100 Index ETF
2023***	23.86	0.68	(1.83)	(1.15)	—	—	—
2023	28.78	0.87	(4.72)	(3.85)	(0.84)	(0.23)	—
2022	31.41	0.62	0.30	0.92	(0.63)	(2.92)	—
2021	25.03	0.80	6.41	7.21	(0.83)	—	—
2020	28.00	0.06	(2.98)	(2.92)	(0.05)	—	—
2019	33.88	0.66	(2.09)	(1.43)	(0.68)	(3.77)	—
KraneShares CSI China Internet ETF
2023***	31.25	0.03	(3.69)	(3.66)	—	—	—
2023	29.52	0.18	1.55	1.73	—	—	—
2022	75.59	(0.05)	(43.44)	(43.49)	—	(2.58)	—
2021	45.19	(0.28)	30.90	30.62	(0.22)	—	—
2020	47.04	(0.02)	(1.79)	(1.81)	(0.04)	—	—
2019	61.11	0.10	(12.90)	(12.80)	(0.01)	(1.26)	—
KraneShares Bosera MSCI China A 50 Connect Index ETF
2023***	26.09	0.45	(3.91)	(3.46)	—	—	—
2023	37.05	0.57	(5.28)	(4.71)	(0.54)	(5.71)	—
2022	43.97	0.43	(3.41)	(2.98)	(0.49)	(3.45)	—
2021	29.51	0.30	14.46	14.76	(0.30)	—	—
2020	31.88	0.47	(2.34)	(1.87)	(0.50)	—	—
2019	34.47	0.60	(2.27)	(1.67)	(0.52)	(0.40)	—
KraneShares Bloomberg China Bond Inclusion Index ETF
2023***	31.84	0.46	(1.49)	(1.03)	(0.37)	—	—
2023	33.97	0.68	(2.05)	(1.37)	(0.22)	—	(0.54)
2022	34.67	0.55	1.12	1.67	(2.37)	—	—
2021	32.31	0.60	2.57	3.17	(0.81)	—	—
2020	34.22	0.81	(1.75)	(0.94)	—	—	(0.97)
2019	37.23	1.31	(2.29)	(0.98)	(1.95)	—	(0.08)

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2023.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the money market funds.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	During the year ended March 31, 2023, 2022, 2021, 2020, and 2019 the Fund participated in securities lending, generating $3,155,440, $3,419,311, $3,716,046, $5,794,534, and $9,746,130, respectively, in security lending income. The expense ratios include $301,354, $337,352, $376,498, $579,613, and $968,632, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69%, 0.68%, 0.69%, 0,69%, and 0.69%, respectively.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	22.71	(4.82)	4,542	0.69†	0.69†	5.79†	63	††
(1.07)	23.86	(13.15)	5,965	0.69	0.69	3.52	90
(3.55)	28.78	2.77	10,075	0.68	0.68	2.00	167
(0.83)	31.41	28.90	12,563	0.69	0.69	2.68	143
(0.05)	25.03	(10.45)	16,273	0.69	0.69	0.23	126
(4.45)	28.00	(0.62)	2,800	0.70	0.70	2.21	181

—	27.59	(11.71)	5,612,576	0.69†	0.69†	0.18†	15	††
—	31.25	5.86	6,111,669	0.69(1)	0.69	0.61	60
(2.58)	29.52	(57.99)	6,239,534	0.69(1)	0.69	(0.12)	60
(0.22)	75.59	67.77	3,662,260	0.70(1)	0.70	(0.39)	89
(0.04)	45.19	(3.85)	2,313,638	0.73(1)	0.73	(0.05)	33
(1.27)	47.04	(20.44)	2,074,505	0.75(1)	0.76	0.20	70

—	22.63	(13.26)	382,474	0.56†	0.78†	3.75†	25	††
(6.25)	26.09	(12.63)	470,873	0.55	0.78	1.83	68
(3.94)	37.05	(7.96)	559,393	0.59	0.79	0.97	89
(0.30)	43.97	50.00	802,364	0.59	0.79	0.74	35
(0.50)	29.51	(5.98)	507,508	0.59	0.80	1.52	91
(0.92)	31.88	(4.01)	604,035	0.60	0.80	2.05	106

(0.37)	30.44	(3.24)	3,044	0.49^†	0.69^†	2.93^†	87	††
(0.76)	31.84	(3.98)	11,145	0.49	0.69	2.15	151
(2.37)	33.97	4.89	13,586	0.42	0.68	1.59	159
(0.81)	34.67	9.91	12,134	0.57^	0.69^	1.80^	—
(0.97)	32.31	(2.75)	12,924	0.57^	0.70^	2.46^	—
(2.03)	34.22	(2.52)	18,822	0.58^	0.70^	3.76^	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2023 (Unaudited)

For the Years Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares MSCI All China Index ETF
2023***	21.99	0.44	(2.77)	(2.33)	—	—	—
2023	24.89	0.50	(2.15)	(1.65)	(0.77)	(0.48)	—
2022	34.46	0.47	(8.71)	(8.24)	(0.40)	(0.93)	—
2021	23.53	0.22	11.06	11.28	(0.35)	—	—
2020	25.48	0.36	(1.93)	(1.57)	(0.38)	—	—
2019	26.96	0.18	(1.23)	(1.05)	(0.43)	—	—
KraneShares MSCI One Belt One Road Index ETF
2023***	22.43	0.53	(1.81)	(1.28)	—	—	—
2023	27.63	0.73	(4.85)	(4.12)	(1.08)	—	—
2022	28.85	0.95	(1.18)	(0.23)	(0.99)	—	—
2021	17.76	0.48	11.16	11.64	(0.55)	—	—
2020	23.69	0.70	(5.58)	(4.88)	(1.05)	—	—
2019	25.64	0.48	(1.82)	(1.34)	(0.61)	—	—
KraneShares Emerging Markets Consumer Technology Index ETF
2023***	15.28	0.01	(1.12)	(1.11)	—	—	—
2023	18.04	0.10	(2.86)	(2.76)	—	—	—
2022	32.06	(0.05)	(13.90)	(13.95)	(0.01)	(0.06)	—
2021	19.55	0.11	13.14	13.25	(0.74)	—	—
2020	22.94	0.10	(3.07)	(2.97)	(0.42)	—	—
2019	26.48	—	(3.54)	(3.54)	—	—	—
KraneShares MSCI China Clean Technology Index ETF
2023***	28.54	0.24	(3.65)	(3.41)	—	—	—
2023	36.71	0.12	(7.75)	(7.63)	(0.10)	(0.44)	—
2022	40.34	0.21	(3.65)	(3.44)	(0.19)	—	—
2021	16.60	(0.28)	24.02	23.74	—#	—	—
2020	20.28	0.70	(3.29)	(2.59)	(1.09)	—	—
2019	23.86	0.39	(3.61)	(3.22)	(0.36)	—	—
KraneShares Electric Vehicles and Future Mobility Index ETF
2023***	30.60	0.20	(3.20)	(3.00)	—	—	—
2023	39.57	0.33	(8.98)	(8.65)	(0.32)	—	—
2022	42.25	0.08	0.39(3)	0.47	(0.52)	(2.63)	—
2021	19.02	0.08	23.21	23.29	(0.06)	—	—
2020	20.64	0.33	(1.51)	(1.18)	(0.44)	—	—
2019	23.30	0.21	(2.62)	(2.41)	(0.25)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2023.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	19.66	(10.60)	6,880	0.49†	0.69†	4.26†	—	††
(1.25)	21.99	(6.44)	8,795	0.49	0.69	2.19	55
(1.33)	24.89	(24.35)	16,181	0.48	0.68	1.49	18
(0.35)	34.46	47.97	22,402	0.49	0.69	0.67	45
(0.38)	23.53	(6.30)	7,059	0.49	0.69	1.47	7
(0.43)	25.48	(3.52)	6,370	0.67	0.69	0.74	62

—	21.15	(5.71)	4,230	0.79†	0.79†	4.84†	12	††
(1.08)	22.43	(14.98)	4,485	0.79	0.79	2.96	34
(0.99)	27.63	(1.11)	8,290	0.78	0.78	3.12	36
(0.55)	28.85	65.82	10,099	0.79	0.79	2.07	39
(1.05)	17.76	(21.78)	7,105	0.80	0.80	3.03	30
(0.61)	23.69	(4.94)	21,322	0.79	0.79	2.05	72

—	14.17	(7.26)	11,339	0.60†	0.80†	0.10†	28	††
—	15.28	(15.30)	30,562	0.60(1)	0.80	0.66	87
(0.07)	18.04	(43.57)	55,935	0.59	0.79	(0.17)	97
(0.74)	32.06	67.85	110,604	0.59	0.79	0.36	112
(0.42)	19.55	(13.29)	22,485	0.81	0.81	0.46	56
—	22.94	(13.37)	28,680	0.80	0.80	(0.02)	119

—	25.13	(11.95)	77,900	0.79†	0.79†	1.78†	32	††
(0.54)	28.54	(20.71)	95,611	0.79	0.79	0.38	49
(0.19)	36.71	(8.61)	146,859	0.78	0.78	0.48	62
—	40.34	143.03	141,173	0.78	0.78	(0.65)	164
(1.09)	16.60	(13.17)	1,661	0.79	0.79	3.81	53
(0.36)	20.28	(13.28)	4,056	0.79	0.80	1.92	147

—	27.60	(9.80)	162,839	0.71†	0.71†	1.32†	16	††
(0.32)	30.60	(21.78)	185,106	0.72(2)	0.72	0.99	69
(3.15)	39.57	0.04	296,761	0.70	0.70	0.17	114
(0.06)	42.25	122.46	198,570	0.70	0.70	0.21	81
(0.44)	19.02	(6.15)	17,116	0.72	0.72	1.57	53
(0.25)	20.64	(10.19)	33,026	0.70	0.70	0.98	74

~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The expense ratio includes $6,087 in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.58%.
(2)	The expense ratio includes $67,245 in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.69%.
(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2023 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares MSCI All China Health Care Index ETF
2023***	20.77	0.15	(3.04)	(2.89)	—	—	—
2023	23.79	0.07	(3.08)	(3.01)	(0.01)	—	—
2022	38.30	(0.02)	(10.44)	(10.46)	—	(4.05)	—
2021	23.78	(0.09)	14.61	14.52	—#	—	—
2020	22.29	0.07	1.48	1.55	(0.06)	—	—
2019	26.65	0.02	(4.30)	(4.28)	(0.04)	(0.04)	—
KraneShares Asia Pacific High Income Bond ETF
2023***	26.73	2.88	(3.76)	(0.88)	(1.03)	—	—
2023	29.48	2.23	(2.44)	(0.21)	(2.54)	—	—
2022	39.14	1.78	(9.26)	(7.48)	(1.88)	—	(0.30)
2021	37.32	2.10	2.44	4.54	(2.58)	(0.14)	—
2020	40.73	2.08	(3.49)	(1.41)	(1.81)	(0.19)	—
2019(1)	40.00	1.55	0.67	2.22	(1.31)	—#	(0.18)
KraneShares Emerging Markets Healthcare Index ETF
2023***	20.95	0.07	(1.53)	(1.46)	—	—	—
2023	24.69	(0.02)	(3.67)	(3.69)	(0.05)	—	—
2022	33.39	0.09	(8.68)	(8.59)	(0.11)	—	—
2021	20.85	(0.02)	12.57	12.55	(0.01)	—	—
2020	22.38	0.01	(1.16)	(1.15)	(0.37)	—	(0.01)
2019(2)	25.00	(0.04)	(2.58)	(2.62)	—#	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2023.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The Fund commenced operations on June 26, 2018.
(2)	The Fund commenced operations on August 29, 2018.
(3)	The expense ratio includes $1,908 in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.64%.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	17.88	(13.91)	67,051	0.65†	0.79†	1.53†	7	††
(0.01)	20.77	(12.65)	94,492	0.65(3)	0.79	0.35	32
(4.05)	23.79	(28.88)	136,811	0.65	0.79	(0.04)	44
—	38.30	61.06	214,464	0.65	0.79	(0.25)	45
(0.06)	23.78	6.95	32,110	0.69	0.79	0.32	101
(0.08)	22.29	(15.99)	39,004	0.79	0.79	0.08	71

(1.03)	24.82	(3.34)	14,894	0.69†	0.69†	22.16†	67	††
(2.54)	26.73	(0.44)	20,045	0.69	0.69	8.19	119
(2.18)	29.48	(19.73)	26,535	0.68	0.68	5.33	150
(2.72)	39.14	12.32	9,786	0.69	0.69	5.32	53
(2.00)	37.32	(3.72)	11,197	0.70	0.70	5.12	70
(1.49)	40.73	5.72	12,220	0.69†	0.69†	5.13†	38	††

—	19.49	(6.97)	1,949	0.79†	0.79†	0.67†	20	††
(0.05)	20.95	(14.97)	2,095	0.79	0.79	(0.08)	36
(0.11)	24.69	(25.77)	2,469	0.81	0.81	0.29	28
(0.01)	33.39	60.18	5,009	0.80	0.80	(0.05)	73
(0.38)	20.85	(5.25)	1,043	0.80	0.80	0.04	61
—	22.38	(10.47)	4,476	0.79†	0.79†	(0.34)†	57	††

The accompanying notes are an integral part of the financial statements.

Financial Highlights (concluded)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2023 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares MSCI Emerging Markets ex China Index ETF
2023***	25.09	0.43	0.11	0.54	—	—	—
2023	29.73	0.91	(4.56)	(3.65)	(0.99)	—	—
2022	30.99	0.79	(0.56)	0.23	(0.73)	(0.76)	—
2021	18.41	0.55	12.53	13.08	(0.50)	—	—
2020(1)	25.00	0.60	(6.45)	(5.85)	(0.74)	—	—
KraneShares MSCI China ESG Leaders Index ETF
2023***	19.91	0.36	(2.52)	(2.16)	—	—	—
2023	22.68	0.40	(2.77)	(2.37)	(0.40)	—	—
2022	32.10	0.39	(9.18)	(8.79)	(0.33)	(0.30)	—
2021(2)	25.00	(0.07)	7.32	7.25	—	(0.15)	—
KraneShares CICC China 5G & Semiconductor Index ETF
2023***	17.76	0.07	(2.83)	(2.76)	—	—	—
2023	19.72	0.08	(1.99)	(1.91)	(0.05)	—	—
2022	23.08	0.04	(3.40)	(3.36)	—	—	—
2021(3)	25.00	(0.06)	(1.86)	(1.92)	—	—	—
KraneShares CICC China Consumer Leaders Index ETF
2023***	19.91	0.31	(3.67)	(3.36)	—	—	—
2023	19.79	0.26	0.06	0.32	(0.20)	—	—
2022	25.82	0.15	(6.06)	(5.91)	(0.12)	—	—
2021(4)	25.00	(0.05)	0.87	0.82	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2023.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The Fund commenced operations on April 12, 2019.
(2)	The Fund commenced operations on July 28, 2020.
(3)	The Fund commenced operations on November 23, 2020.
(4)	The Fund commenced operations on December 8, 2020.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	25.63	2.15	30,758	0.24†	0.59†	3.31†	4	††
(0.99)	25.09	(12.12)	30,112	0.24	0.59	3.55	50
(1.49)	29.73	0.57	32,699	0.23	0.58	2.52	23
(0.50)	30.99	71.19	30,991	0.30	0.58	1.90	19
(0.74)	18.41	(24.31)	1,841	0.50†	0.60†	2.54†	5	††

—	17.75	(10.85)	4,438	0.59†	0.59†	3.81†	25	††
(0.40)	19.91	(10.38)	4,977	0.59	0.59	1.97	42
(0.63)	22.68	(27.63)	7,938	0.59	0.59	1.30	57
(0.15)	32.10	29.05	12,839	0.58†	0.58†	(0.35)†	30	††

—	15.00	(15.54)	11,999	0.65†	0.79†	0.85†	35	††
(0.05)	17.76	(9.62)	15,096	0.65	0.79	0.47	25
—	19.72	(14.56)	21,696	0.65	0.79	0.17	58
—	23.08	(7.68)	118,880	0.64†	0.78†	(0.64)†	59	††

—	16.55	(16.88)	5,794	0.69†	0.69†	3.49†	13	††
(0.20)	19.91	1.64	6,970	0.69	0.69	1.32	46
(0.12)	19.79	(22.98)	44,529	0.68	0.68	0.63	62
—	25.82	3.28	54,219	0.68†	0.68†	(0.63)†	50	††

The accompanying notes are an integral part of the financial statements.

Financial Highlights (concluded)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2023 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares SSE STAR Market 50 Index ETF
2023***	16.89	0.02	(4.18)	(4.16)	—	—	—
2023	18.76	(0.07)	(1.80)	(1.87)	—	—	—
2022	21.06	(0.14)	(2.16)	(2.30)	—	—	—
2021(1)	25.00	(0.03)	(3.91)	(3.94)	—	—	—
KraneShares Hang Seng TECH Index ETF
2023***	13.30	0.01	(1.27)	(1.26)	—	—	—
2023	13.93	0.05	(0.66)	(0.61)	(0.02)	—	—
2022(2)	25.00	0.01	(11.08)	(11.07)	—	—	—
KraneShares China Innovation ETF
2023***	15.97	(0.01)	(2.25)	(2.26)	—	—	—
2023	18.92	(0.01)	(1.29)	(1.30)	—	(1.11)	(0.54)
2022(3)	25.00	(0.01)	(6.03)	(6.04)	(0.04)	—	—
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF
2023***	26.29	0.59	0.13	0.72	—	—	—
2023(4)	25.00	0.37	1.14	1.51	(0.22)	—	—
KraneShares China Internet and Covered Call Strategy ETF
2023***	21.26	(0.02)	1.14	1.12	(5.14)	—	—
2023(5)	25.00	(0.01)	(0.91)	(0.92)	(2.09)	—	(0.73)
KraneShares Dynamic Emerging Markets Strategy ETF
2023***(6)	25.00	—	(0.29)	(0.29)	—	—	—
KraneShares Global Luxury Index ETF
2023***(7)	25.00	0.05	(1.62)	(1.57)	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
***	For the six-month period ended September 30, 2023.
(1)	The Fund commenced operations on January 26, 2021.
(2)	The Fund commenced operations on June 8, 2021.
(3)	The Fund commenced operations on October 5, 2021.
(4)	The Fund commenced operations on September 15, 2022.
(5)	The Fund commenced operations on January 12, 2023.
(6)	The Fund commenced operations on August 25, 2023.
(7)	The Fund commenced operations on September 7, 2023.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	12.73	(24.63)	32,472	0.89†	0.89†	0.30†	14	††
—	16.89	(9.97)	48,130	0.89	0.89	(0.44)	43
—	18.76	(10.92)	65,674	0.88	0.88	(0.57)	78
—	21.06	(15.76)	93,722	0.88†	0.88†	(0.88)†	12	††

—	12.04	(9.47)	6,620	0.69†	0.69†	0.17†	22	††
(0.02)	13.30	(4.37)	7,315	0.69	0.69	0.42	126
—	13.93	(44.28)	5,570	0.68†	0.68†	0.09†	60	††

—	13.71	(14.15)	1,371	0.11†	0.26†	(0.09)†	4	††
(1.65)	15.97	(6.60)	1,597	0.14	0.26	(0.03)	4
(0.04)	18.92	(24.19)	2,838	0.25†	0.25†	(0.06)†	4	††

—	27.01	2.74	2,701	0.69†	0.69†	4.27†	35	††
(0.22)	26.29	6.08	2,629	0.68†	0.68†	2.68†	35	††

(5.14)	17.24	6.46	109,491	0.26†	0.26†	(0.20)†	1	††
(2.82)	21.26	(3.56)	5,314	0.26†	0.26†	(0.14)†	—	††

—	24.71	(1.16)	4,942	0.10†	0.10†	(0.05)†	—	††

—	23.43	(6.28)	1,758	0.69†	0.69†	2.83†	—	††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2023, the Trust had thirty-three operational series. The financial statements herein and the related notes pertain to the following 21 series: KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares Bloomberg China Bond Inclusion Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Asia Pacific High Income Bond ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares MSCI China ESG Leaders Index ETF, KraneShares CICC China 5G & Semiconductor Index ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares SSE STAR Market 50 Index ETF, KraneShares Hang Seng TECH Index ETF, KraneShares China Innovation ETF, KraneShares S&P Pan Asia Dividend Aristocrats Index ETF, KraneShares China Internet and Covered Call Strategy ETF, KraneShares Dynamic Emerging Markets Strategy ETF and KraneShares Global Luxury Index ETF (each, a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF and KraneShares Electric Vehicles and Future Mobility Index ETF are diversified Funds. All other Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2023, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000, 50,000 or 100,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares

Notes to Financial Statements (Unaudited) (continued)

directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

The investment objective of each of the following Funds is to seek to provide a total return or investments results that (before fees and expenses) tracks the performance of its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index
KraneShares CICC China Leaders 100 Index ETF	CSI CICC Select 100 Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares Bosera MSCI China A 50 Connect Index ETF	MSCI China A 50 Connect Index
KraneShares Bloomberg China Bond Inclusion Index ETF	Bloomberg China Inclusion Focused Bond Index
KraneShares MSCI All China Index ETF	MSCI China All Shares Index
KraneShares MSCI One Belt One Road Index ETF	MSCI Global China Infrastructure Exposure Index
KraneShares Emerging Markets Consumer Technology Index ETF	Solactive Emerging Markets Consumer Technology Index
KraneShares MSCI China Clean Technology Index ETF	MSCI China IMI Environment 10/40 Index
KraneShares Electric Vehicles and Future Mobility Index ETF	Bloomberg Electric Vehicles Index
KraneShares MSCI All China Health Care Index ETF	MSCI China All Shares Health Care 10/40 Index
KraneShares Emerging Markets Healthcare Index ETF	Solactive Emerging Markets Healthcare Index
KraneShares MSCI Emerging Markets ex China Index ETF	MSCI Emerging Markets ex China Index
KraneShares MSCI China ESG Leaders Index ETF	MSCI China ESG Leaders 10/40 Index
KraneShares CICC China 5G & Semiconductor Index ETF	CICC China 5G and Semiconductor Leaders Index
KraneShares CICC China Consumer Leaders Index ETF	CICC China Consumer Leaders Index
KraneShares SSE STAR Market 50 Index ETF	SSE Science and Technology Innovation Board 50 Index
KraneShares Hang Seng TECH Index ETF	Hang Seng TECH Index
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	S&P Pan Asia Dividend Aristocrats® Index
KraneShares Global Luxury Index ETF	Solactive Global Luxury Index

KraneShares China Innovation ETF, KraneShares China Internet and Covered Call Strategy ETF, and Kraneshares Dynamic Emerging Markets Strategy ETF invest in underlying funds but do not directly track an index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Notes to Financial Statements (Unaudited) (continued)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options, except as discussed below for FLEX options, are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent.

Notes to Financial Statements (Unaudited) (continued)

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2023, the Funds did not hold swaps or foreign currency forward contracts.

FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX options occurs, the trade price will be used to value such FLEX options in lieu of the model price.

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Securities issued by a wholly owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only

Notes to Financial Statements (Unaudited) (continued)

be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Notes to Financial Statements (Unaudited) (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2023, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

OPTIONS — The KraneShares China Internet and Covered Call Strategy ETF writes (sells) at the money FLexible EXchange® call options (“FLEX options”) on the KraneShares CSI China Internet ETF (“Underlying Fund”). The KraneShares China Internet and Covered Call Strategy ETF will cover such options by holding the Underlying Fund. FLEX options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Each FLEX option written will generally (i) have an expiration date greater than 30 days; (ii) have an exercise price generally at the prevailing market price of the Underlying Fund; and (iii) be traded on a national securities exchange. The KraneShares China Internet and Covered Call Strategy ETF will attempt to hold each FLEX option written until expiration. However, if there are redemptions in the

Notes to Financial Statements (Unaudited) (continued)

KraneShares China Internet and Covered Call Strategy ETF, it may not be able to hold such options until expiration. In addition, each FLEX option written generally will only be subject to exercise on its expiration date.

As of September 30, 2023, the KraneShares China Internet and Covered Call Strategy ETF had open written option positions. Refer to the KraneShares China Internet and Covered Call Strategy ETF’s Schedule of Investments for details regarding open options as of September 30, 2023. All options held during the period were equity options.

For the period ended September 30, 2023, the average monthly cost for written options held during the period by the KraneShares China Internet and Covered Call Strategy ETF was $2,918,570.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except for the KraneShares Asia Pacific High Income Bond ETF, the KraneShares Bloomberg China Bond Inclusion Index ETF and the KraneShares China Internet and Covered Call Strategy ETF, intends to pay out dividends, if any, at least annually; each of the KraneShares Asia Pacific High Income Bond ETF, the KraneShares Bloomberg China Bond Inclusion Index ETF and the KraneShares China Internet and Covered Call Strategy ETF intend to pay out dividends, if any, at least monthly. The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net

Notes to Financial Statements (Unaudited) (continued)

income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4).

The following table discloses the securities on loan as of September 30, 2023:

KraneShares Funds	Market Value Securities on Loan	Cash Collateral for Securities on Loan
KraneShares CSI China Internet ETF	$87,004,801	$90,193,314
KraneShares Emerging Markets Consumer Technology Index ETF	324,536	340,822
KraneShares Electric Vehicles and Future Mobility Index ETF	15,254,850	15,913,771
KraneShares MSCI All China Health Care Index ETF	827,432	869,140

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares, 50,000 Shares, 100,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The following table discloses Creation Unit breakdown for the period ended September 30, 2023:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee - Subscriptions	Value at September 30, 2023	Standard Transaction Fee - Redemptions	Maximum Variable Transaction Fee*
KraneShares CICC China Leaders 100 Index ETF	50,000	$1,700	$1,135,500	$1,700	2.00%
KraneShares CSI China Internet ETF	50,000	500	1,379,500	500	2.00%
KraneShares Bosera MSCI China A 50 Connect Index ETF	50,000	850	1,131,500	850	2.00%
KraneShares Bloomberg China Bond Inclusion Index ETF	50,000	500	1,522,000	500	2.00%
KraneShares MSCI All China Index ETF	50,000	4,250	983,000	4,250	2.00%
KraneShares MSCI One Belt One Road Index ETF	50,000	3,600	1,057,500	3,600	2.00%
KraneShares Emerging Markets Consumer Technology Index ETF	50,000	1,500	708,500	1,500	2.00%
KraneShares MSCI China Clean Technology Index ETF	50,000	800	1,256,500	800	2.00%

Notes to Financial Statements (Unaudited) (continued)

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee - Subscriptions	Value at September 30, 2023	Standard Transaction Fee - Redemptions	Maximum Variable Transaction Fee*
KraneShares Electric Vehicles and Future Mobility Index ETF	50,000	$800	$1,380,000	$800	2.00%
KraneShares MSCI All China Health Care Index ETF	50,000	1,200	894,000	1,200	2.00%
KraneShares Asia Pacific High Income Bond ETF	50,000	600	1,241,000	600	2.00%
KraneShares Emerging Markets Healthcare Index ETF	50,000	2,100	974,500	2,100	2.00%
KraneShares MSCI Emerging Markets ex China Index ETF	100,000	15,000	2,563,000	15,000	2.00%
KraneShares MSCI China ESG Leaders Index ETF	50,000	2,100	887,500	2,100	2.00%
KraneShares CICC China 5G & Semiconductor Index ETF	50,000	500	750,000	500	2.00%
KraneShares CICC China Consumer Leaders Index ETF	50,000	500	827,500	500	2.00%
KraneShares SSE STAR Market 50 Index ETF	50,000	2,250	636,500	2,250	2.00%
KraneShares Hang Seng TECH Index ETF	50,000	550	602,000	550	2.00%
KraneShares China Innovation ETF	50,000	50	685,500	50	2.00%
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	50,000	1,800	1,350,500	1,800	2.00%
KraneShares China Internet and Covered Call Strategy ETF	50,000	10	862,000	10	2.00%
KraneShares Dynamic Emerging Markets Strategy ETF	50,000	15	1,235,500	15	2.00%
KraneShares Global Luxury Index ETF	25,000	625	585,750	625	2.00%

*	As a percentage of the Creation Unit(s) purchased/redeemed.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of September 30, 2023 was as follows:

KraneShares China Internet and Covered Call Strategy ETF
Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Equity contracts	Options and Swaptions written, at value	$—	$3,697,049

Notes to Financial Statements (Unaudited) (continued)

KraneShares China Internet and Covered Call Strategy ETF
	Asset	Liability
Statements of Assets and Liabilities Location	Derivatives	Derivatives
	$—	$3,697,049

The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2023:

Amount of realized gain or (loss) on derivatives recognized in income:

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

KraneShares China Internet and Covered Call Strategy ETF

Derivatives Not Accounted for as Hedging Instruments	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Equity contracts	$6,415,501	$1,547,279
	$6,415,501	$1,547,279

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Notes to Financial Statements (Unaudited) (continued)

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

KraneShares Funds	Management Fee
KraneShares CICC China Leaders 100 Index ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.78%
KraneShares Bloomberg China Bond Inclusion Index ETF	0.68%
KraneShares MSCI All China Index ETF	0.68%
KraneShares MSCI One Belt One Road Index ETF	0.78%
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%
KraneShares MSCI China Clean Technology Index ETF	0.78%
KraneShares Electric Vehicles and Future Mobility Index ETF	0.68%
KraneShares MSCI All China Health Care Index ETF	0.78%
KraneShares Asia Pacific High Income Bond ETF	0.68%
KraneShares Emerging Markets Healthcare Index ETF	0.78%
KraneShares MSCI Emerging Markets ex China Index ETF	0.58%
KraneShares MSCI China ESG Leaders Index ETF	0.58%
KraneShares CICC China 5G & Semiconductor Index	0.78%
KraneShares CICC China Consumer Leaders Index ETF	0.68%
KraneShares SSE STAR Market 50 Index ETF	0.88%
KraneShares Hang Seng TECH Index ETF	0.68%
KraneShares China Innovation ETF	0.25%
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	0.68%
KraneShares China Internet and Covered Call Strategy ETF	0.94%*
KraneShares Dynamic Emerging Markets Strategy ETF	0.10%
KraneShares Global Luxury Index ETF	0.68%

*	The Fund’s management fee of 0.94% of the Fund’s average daily net assets is reduced by the amount of any acquired fund fees and expenses incurred by the Fund that are attributable to the Fund’s investment in affiliated acquired funds such as KraneShares CSI China Internet ETF. This fee reduction is currently expected to be 0.69% of the Fund’s average daily net assets reducing the Fund’s management fee to 0.25% of the Fund’s average daily net assets.

The Adviser bears all of its own costs associated with providing these advisory services.

Pursuant to the terms of Fee Waiver Agreements, Krane has contractually agreed to waive its management fee for the below listed Funds by the following amounts of the Fund’s average daily net assets until August 1, 2024. The Fee Waiver Agreements may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreements will terminate if the Agreement for a Fund is terminated.

Notes to Financial Statements (Unaudited) (continued)

KraneShares Funds	Fee Waiver Fee
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.23%
KraneShares Bloomberg China Bond Inclusion Index ETF	0.20%
KraneShares MSCI All China Index ETF	0.20%
KraneShares Emerging Markets Consumer Technology Index ETF	0.20%
KraneShares MSCI All China Health Care Index ETF	0.14%
KraneShares MSCI Emerging Markets ex China Index ETF	0.35%
KraneShares CICC China 5G & Semiconductor Index ETF	0.14%

Effective June 1, 2022, Krane has contractually agreed to waive its management fee by 0.15% of the average daily net assets of KraneShares China Innovation ETF. This contractual fee waiver will continue until the date of the Fund’s first investment in an initial public offering (“IPO”) and or a pre-IPO, and may only be terminated prior thereto by the Board. In addition, the fee waiver will terminate if the Agreement for the Fund is terminated.

SUB-ADVISORY AGREEMENT — Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A 50 Connect Index ETF and KraneShares SSE STAR Market 50 Index ETF and is responsible for the day-to-day management of the Funds, subject to the supervision by the Adviser and the Board. For the services Bosera provides to KraneShares Bosera MSCI China A 50 Connect Index ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund. For the services Bosera provides to KraneShares SSE STAR Market 50 Index ETF, the Adviser pays Bosera a twelve basis points (0.12%) sub-advisory fee based upon the monthly average assets under management of KraneShares SSE STAR Market 50 Index ETF.

Nikko Asset Management Americas Inc. (“Nikko”) serves as the investment sub-adviser to KraneShares Asia Pacific High Income Bond ETF. Nikko is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. Nikko delegates to its affiliate Nikko Asset Management Asia, Ltd. (“Nikko Asia”), a registered investment adviser with the SEC, certain of its responsibilities for the management of the Fund. Krane has entered into a Sub-Advisory Agreement with Nikko pursuant to which Krane has agreed to pay Nikko 36.77% of the sum of: (i) the total gross advisory fee due to the Adviser from the Fund under the terms of the Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and the Adviser.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2023, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

Notes to Financial Statements (Unaudited) (continued)

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2023, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

KraneShares Funds	Purchases	Sales and Maturities
KraneShares CICC China Leaders 100 Index ETF	$3,273,904	$4,261,925
KraneShares CSI China Internet ETF	1,032,807,419	833,941,185
KraneShares Bosera MSCI China A 50 Connect Index ETF	99,882,919	121,386,978
KraneShares Bloomberg China Bond Inclusion Index ETF	4,296,218	8,529,060
KraneShares MSCI All China Index ETF	204,179	1,019,698
KraneShares MSCI One Belt One Road Index ETF	639,607	513,973
KraneShares Emerging Markets Consumer Technology Index ETF	4,835,798	16,823,861
KraneShares MSCI China Clean Technology Index ETF	27,499,441	32,717,747
KraneShares Electric Vehicles and Future Mobility Index ETF	28,012,344	28,825,633
KraneShares MSCI All China Health Care Index ETF	5,525,810	19,987,829
KraneShares Asia Pacific High Income Bond ETF	8,074,695	10,920,071
KraneShares Emerging Markets Healthcare Index ETF	415,650	410,182
KraneShares MSCI Emerging Markets ex China Index ETF	1,700,449	1,227,998
KraneShares MSCI China ESG Leaders Index ETF	1,254,181	1,171,453
KraneShares CICC China 5G & Semiconductor Index ETF	4,864,408	5,555,354
KraneShares CICC China Consumer Leaders Index ETF	926,079	817,859
KraneShares SSE STAR Market 50 Index ETF	5,647,744	9,458,577
KraneShares Hang Seng TECH Index ETF	1,485,151	1,812,832
KraneShares China Innovation ETF	52,799	66,299
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	863,774	832,511
KraneShares China Internet and Covered Call Strategy ETF	61,731,655	61,826,247
KraneShares Dynamic Emerging Markets Strategy ETF	15,978	545,408
KraneShares Global Luxury Index ETF	1,270,698	105,831

For the period ended September 30, 2023, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended September 30, 2023, in-kind transactions associated with creations and redemptions were:

KraneShares Funds	Purchases	Sales	Realized Gain/ (Loss)
KraneShares CSI China Internet ETF	$329,191,412	$214,365,647	$(13,012,541)
KraneShares MSCI All China Index ETF	—	50,736	(1,507)
KraneShares Emerging Markets Consumer Technology Index ETF	—	5,673,512	(1,220,744)
KraneShares MSCI China Clean Technology Index ETF	—	803,713	(919)
KraneShares Electric Vehicles and Future Mobility Index ETF	2,537,455	4,888,876	148,410
KraneShares MSCI All China Health Care Index ETF	—	368,769	29,589
KraneShares China Internet and Covered Call Strategy ETF	119,098,582	5,928,753	659,139

Notes to Financial Statements (Unaudited) (continued)

KraneShares Funds	Purchases	Sales	Realized Gain/ (Loss)
KraneShares Dynamic Emerging Markets Strategy ETF	$7,275,006	$2,304,863	$65,050
KraneShares Global Luxury Index ETF	540,729	—	—

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or periods ended March 31, 2023 and March 31, 2022 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares CICC China Leaders 100 Index ETF
2023	$209,433	$57,708	$—	$267,141
2022	576,817	666,089	—	1,242,906
KraneShares CSI China Internet ETF
2023	$—	$—	$—	$—
2022	—	455,309,639	—	455,309,639
KraneShares Bosera MSCI China A 50 Connect Index ETF
2023	$9,640,424	$101,634,817	$—	$111,275,241
2022	8,007,641	56,352,008	—	64,359,649
KraneShares Bloomberg China Bond Inclusion Index ETF
2023	$93,427	$—	$233,872	$327,299
2022	936,375	—	—	936,375
KraneShares MSCI All China Index ETF
2023	$192,809	$119,165	$—	$311,974
2022	280,169	648,696	—	928,865
KraneShares MSCI One Belt One Road Index ETF
2023	$215,731	$—	$—	$215,731
2022	297,852	—	—	297,852
KraneShares Emerging Markets Consumer Technology Index ETF
2023	$—	$—	$—	$—
2022	250,511	—	—	250,511
KraneShares MSCI China Clean Technology Index ETF
2023	$337,960	$1,438,072	$—	$1,776,032
2022	750,577	6,939	—	757,516
KraneShares Electric Vehicles and Future Mobility Index ETF
2023	$2,090,551	$—	$—	$2,090,551
2022	16,115,832	5,768,425	—	21,884,257

Notes to Financial Statements (Unaudited) (continued)

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares MSCI All China Health Care Index ETF
2023	$50,955	$—	$—	$50,955
2022	—	21,078,396	—	21,078,396
KraneShares Asia Pacific High Income Bond ETF
2023	$2,002,618	$—	$—	$2,002,618
2022	1,214,239	—	192,065	1,406,304
KraneShares Emerging Markets Healthcare Index ETF
2023	$4,560	$—	$—	$4,560
2022	10,783	—	—	10,783
KraneShares MSCI Emerging Markets ex China Index ETF
2023	$693,378	$—	$—	$693,378
2022	681,402	660,110	—	1,341,512
KraneShares MSCI China ESG Leaders Index ETF
2023	$100,843	$—	$—	$100,843
2022	219,611	—	—	219,611
KraneShares CICC China 5G & Semiconductor Index ETF
2023	$45,914	$—	$—	$45,914
2022	—	—	—	—
KraneShares CICC China Consumer Leaders Index ETF
2023	$68,755	$—	$—	$68,755
2022	267,348	—	—	267,348
KraneShares SSE STAR Market 50 Index ETF
2023	$—	$—	$—	$—
2022	—	—	—	—
KraneShares Hang Seng TECH Index ETF
2023	$11,428	$—	$—	$11,428
2022	—	—	—	—
KraneShares China Innovation ETF
2023	$—	$110,615	$53,934	$164,549
2022	3,228	1,058	—	4,286
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF
2023	$22,329	$—	$—	$22,329
KraneShares China Internet and Covered Call Strategy ETF
2023	$395,952	$—	$139,051	$535,003

Notes to Financial Statements (Unaudited) (continued)

As of March 31, 2023, the components of tax basis distributable earnings (distributable losses) were as follows:

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares Bloomberg China Bond Inclusion Index ETF
Undistributed Ordinary Income	$32,495	$42,166,340	$—	$—
Capital Loss Carryforwards	(1,226,300)	(1,191,143,119)	(71,581,132)	(28,413)
Post October Losses	—	(887,681,082)	—	—
Qualified Late-Year Loss Deferrals	—	—	(602,309)	—
Unrealized Depreciation on Investments and Foreign Currency	(71,149)	(3,300,925,375)	(95,050,139)	(292,191)
Other Temporary Differences	—	1	(303,983)	(3)
Total Distributable Losses	$(1,264,954)	$(5,337,583,235)	$(167,537,563)	$(320,607)

	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF
Undistributed Ordinary Income	$23,929	$17,410	$27,451	$—
Capital Loss Carryforwards	(5,474,769)	(3,191,194)	(36,647,128)	(30,716,725)
Post October Losses	—	—	—	(191,872)
Unrealized Depreciation on Investments and Foreign Currency	(1,648,547)	(1,219,823)	(18,547,775)	(41,525,364)
Other Temporary Differences	3	—	(1)	—
Total Distributable Losses	$(7,099,384)	$(4,393,607)	$(55,167,453)	$(72,433,961)

	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income Bond ETF	KraneShares Emerging Markets Healthcare Index ETF
Undistributed Ordinary Income	$90,533	$87,921	$547,248	$—
Capital Loss Carryforwards	(47,045,059)	(40,418,259)	(8,222,667)	(841,415)
Post October Losses	—	—	—	(1,992)
Unrealized Depreciation on Investments and Foreign Currency	(50,752,445)	(36,655,486)	(926,347)	(821,449)
Other Temporary Differences	—	1	31,582	—
Total Distributable Losses	$(97,706,971)	$(76,985,823)	$(8,570,184)	$(1,664,856)

Notes to Financial Statements (Unaudited) (continued)

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares MSCI China ESG Leaders Index ETF	KraneShares CICC China 5G & Semiconductor Index ETF	KraneShares CICC China Consumer Leaders Index ETF
Undistributed Ordinary Income	$153,114	$33,045	$—	$—
Capital Loss Carryforwards	(1,531,324)	(2,261,521)	(10,998,460)	(19,363,165)
Qualified Late-Year Loss Deferrals	—	—	(22,431)	(1,098)
Unrealized Depreciation on Investments and Foreign Currency	(3,765,032)	(1,410,143)	(3,690,912)	(1,557,715)
Other Temporary Differences	2	(3)	(2)	(3)
Total Distributable Losses	$(5,143,240)	$(3,638,622)	$(14,711,805)	$(20,921,981)

	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF	KraneShares China Innovation ETF	KraneShares S&P Pan Asia Dividend Aristocrats Index ETF
Undistributed Ordinary Income	$—	$21,861	$—	$31,646
Capital Loss Carryforwards	(19,056,687)	(2,908,579)	(121,539)	(1,654)
Qualified Late-Year Loss Deferrals	(94,680)	—	(422)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(6,364,498)	(1,005,455)	(729,487)	98,888
Other Temporary Differences	(4)	1	2	—
Total Distributable Earnings/(Loss)	$(25,515,869)	$(3,892,172)	$(851,446)	$128,880

KraneShares China Internet and Covered Call Strategy ETF
Unrealized Depreciation on Investments and Foreign Currency	(528,078)
Other Temporary Differences	(1)
Total Distributable Losses	$(528,079)

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2023 through March 31, 2023 and November 1, 2022 through March 31, 2023, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of late year and specified loss deferrals, PFICs mark to market, perpetual bond adjustments, and book adjustments not recognized for tax.

Notes to Financial Statements (Unaudited) (continued)

The Funds have capital loss carryforwards as follows:

KraneShares Funds	Short-Term Loss	Long-Term Loss	Total
KraneShares CICC China Leaders 100 Index ETF	$1,221,254	$5,046	$1,226,300
KraneShares CSI China Internet ETF	613,197,112	577,946,007	1,191,143,119
KraneShares Bosera MSCI China A 50 Connect Index ETF	62,330,691	9,250,441	71,581,132
KraneShares Bloomberg China Bond Inclusion Index ETF	22,024	6,389	28,413
KraneShares MSCI All China Index ETF	196,232	5,278,537	5,474,769
KraneShares MSCI One Belt One Road Index ETF	2,378,781	812,413	3,191,194
KraneShares Emerging Markets Consumer Technology Index ETF	21,320,388	15,326,740	36,647,128
KraneShares MSCI China Clean Technology Index ETF	5,134,830	25,581,895	30,716,725
KraneShares Electric Vehicles and Future Mobility Index ETF	29,718,100	17,326,959	47,045,059
KraneShares MSCI All China Health Care Index ETF	3,901,437	36,516,822	40,418,259
KraneShares Asia Pacific High Income Bond ETF	6,743,141	1,479,526	8,222,667
KraneShares Emerging Markets Healthcare Index ETF	533,970	307,445	841,415
KraneShares MSCI Emerging Markets ex China Index ETF	10,980	1,520,344	1,531,324
KraneShares MSCI China ESG Leaders Index ETF	307,053	1,954,468	2,261,521
KraneShares CICC China 5G & Semiconductor Index ETF	8,222,486	2,775,974	10,998,460
KraneShares CICC China Consumer Leaders Index ETF	6,819,078	12,544,087	19,363,165
KraneShares SSE STAR Market 50 Index ETF	7,176,205	11,880,482	19,056,687
KraneShares Hang Seng TECH Index ETF	2,115,907	792,672	2,908,579
KraneShares China Innovation ETF	15,404	106,135	121,539
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	1,654	—	1,654

During the year ended March 31, 2023, the following Funds utilized capital loss carryforwards, to offset capital gains:

KraneShares Funds	Amount Utilized
KraneShares MSCI One Belt One Road Index ETF	$60,113

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales and investments in PFICs. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2023 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares CICC China Leaders 100 Index ETF	$5,016,861	$109,232	$(585,558)	$(476,326)
KraneShares CSI China Internet ETF	7,151,435,106	205,745,732	(1,659,510,294)	(1,453,764,562)
KraneShares Bosera MSCI China A 50 Connect Index ETF	462,985,723	4,548,345	(87,079,161)	(82,530,816)
KraneShares Bloomberg China Bond Inclusion Index ETF	3,136,898	—	(168,041)	(168,041)
KraneShares MSCI All China Index ETF	8,805,567	261,759	(2,228,564)	(1,966,805)

Notes to Financial Statements (Unaudited) (continued)

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares MSCI One Belt One Road Index ETF	$5,520,198	$342,215	$(1,645,113)	$(1,302,898)
KraneShares Emerging Markets Consumer Technology Index ETF	21,071,406	647,146	(10,015,344)	(9,368,198)
KraneShares MSCI China Clean Technology Index ETF	98,579,470	5,947,910	(26,828,493)	(20,880,583)
KraneShares Electric Vehicles and Future Mobility Index ETF	228,842,710	9,559,821	(60,479,207)	(50,919,386)
KraneShares MSCI All China Health Care Index ETF	82,622,262	2,529,253	(17,262,872)	(14,733,619)
KraneShares Asia Pacific High Income Bond ETF	15,026,972	74,946	(988,054)	(913,108)
KraneShares Emerging Markets Healthcare Index ETF	2,805,910	105,494	(961,769)	(856,275)
KraneShares MSCI Emerging Markets ex China Index ETF	33,883,340	1,919,456	(5,218,034)	(3,298,578)
KraneShares MSCI China ESG Leaders Index ETF	5,269,227	260,014	(1,100,569)	(840,555)
KraneShares CICC China 5G & Semiconductor Index ETF	14,168,109	577,786	(2,752,743)	(2,174,957)
KraneShares CICC China Consumer Leaders Index ETF	6,955,654	22,460	(1,188,681)	(1,166,221)
KraneShares SSE STAR Market 50 Index ETF	44,503,524	350,283	(12,540,336)	(12,190,053)
KraneShares Hang Seng TECH Index ETF	5,729,454	843,842	(657,345)	186,497
KraneShares China Innovation ETF	2,281,345	—	(923,959)	(923,959)
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	2,683,655	199,325	(224,489)	(25,164)
KraneShares China Internet and Covered Call Strategy ETF	112,276,414	—	(625,645)	(625,645)
KraneShares Dynamic Emerging Markets Strategy ETF	4,502,764	—	(62,590)	(62,590)
KraneShares Global Luxury Index ETF	1,701,415	1,512	(71,785)	(70,273)

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (“QFII”)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty,

Notes to Financial Statements (Unaudited) (continued)

but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014.

On November 7, 2018, China’s Ministry of Finance and the State Administration of Taxation jointly issued Circular 108. This circular announced a three year exemption from corporate income tax withholding (“WHT”) and Value Added Tax (“VAT”) for China-sourced bond interest derived by overseas institutional investors. The WHT and VAT exemptions were extended to December 31, 2025.

7. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. China may be subject to considerable degrees of economic, political and social instability. In addition, the Chinese economy is export-driven and highly reliant on trade with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

Notes to Financial Statements (Unaudited) (continued)

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares. In addition, the U.S government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies, which may adversely impact the Fund, may mean that the Fund’s Underlying Index may need to adjust its methodology or could increase tracking error for the Fund.

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK — The Funds’ assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and

Notes to Financial Statements (Unaudited) (continued)

can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

EMERGING MARKETS RISK — A Funds’ investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative

Notes to Financial Statements (Unaudited) (continued)

sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

8. OTHER

At September 30, 2023, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

9. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

In preparing these financial statements, management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. On October 18, 2023, the Board approved the liquidation of the KraneShares CICC China Leaders 100 Index ETF, KraneShares Emerging Markets Healthcare Index ETF, and KraneShares MSCI China ESG Leaders Index ETF. The Funds were liquidated on October 27, 2023.

Notes to Financial Statements (Unaudited) (concluded)

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited)

Approval of the Existing Advisory Agreement and Sub-Advisory Agreements

At a meeting held on May 24-25, 2023, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

●	the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust that operate as exchange-traded funds (collectively, the “Funds”):

●	KraneShares Asia Pacific High Income Bond ETF (“KHYB”);

●	KraneShares Bloomberg China Bond Inclusion Index ETF (“KBND”);

●	KraneShares Bosera MSCI China A 50 Connect Index ETF (“KBA”);

●	KraneShares China Innovation ETF (“KGRO”);

●	KraneShares China Internet and Covered Call Strategy ETF (“KLIP”);

●	KraneShares CICC China 5G & Semiconductor Index ETF (“KFVG”);

●	KraneShares CICC China Consumer Leaders Index ETF (“KBUY”);

●	KraneShares CICC China Leaders 100 Index ETF (“KFYP”);

●	KraneShares CSI China Internet ETF (“KWEB”);

●	KraneShares Electric Vehicles and Future Mobility Index ETF (“KARS”);

●	KraneShares Emerging Markets Consumer Technology Index ETF (“KEMQ”);

●	KraneShares Emerging Markets Healthcare Index ETF (“KMED”);

●	KraneShares Hang Seng TECH Index ETF (“KTEC”);

●	KraneShares MSCI All China Health Care Index ETF (“KURE”);

●	KraneShares MSCI All China Index ETF (“KALL”);

●	KraneShares MSCI China Clean Technology Index ETF (“KGRN”);

●	KraneShares MSCI China ESG Leaders Index ETF (“KESG”);

●	KraneShares MSCI Emerging Markets ex China Index ETF (“KEMX”);

●	KraneShares MSCI One Belt One Road Index ETF (“OBOR”);

●	KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (“KDIV”); and

●	KraneShares SSE STAR Market 50 Index ETF (“KSTR”).

●	the existing sub-advisory agreement (the “Bosera Agreement”) between Bosera Asset Management (International) Co., Ltd. (“Bosera”) and Krane, on behalf of KBA and KSTR; and

●	the existing sub-advisory agreement (the “Nikko Agreement”) between Nikko Asset Management Americas Inc. (“Nikko”) and Krane on behalf of KHYB.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

Bosera and Nikko are referred to collectively herein as the “Sub-Advisers.” The Bosera Agreement and the Nikko Agreement are referred to collectively herein as the “Sub-Advisory Agreements,” and the Sub-Advisory Agreements and the Advisory Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 24, 2023, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the Advisory Agreement with respect to each of the Funds. The Board also considered information provided by each Sub-Adviser in response to separate written requests directed to each Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and each Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and (as applicable) a Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to each Fund by Krane and, if applicable, by its respective Sub-Adviser; (2) the compensation paid by each Fund under the Advisory Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged to the Funds under the Advisory Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Advisers receive from their respective relationship with the Funds.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 24, 2023 executive session of the Independent Trustees and the May 24-25, 2023 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-Advisers under the Agreements. The Board considered the responsibilities of Krane with respect to each Fund under the Advisory Agreement, including its obligation to oversee the services provided by the Sub-Advisers, as applicable. The Board also discussed the nature, quality and extent of services provided by Bosera under the Bosera Agreement and Nikko under the Nikko Agreement.

The Advisory Agreement

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds managed directly by Krane and also considered the expertise of Krane personnel charged with oversight of the Sub-Advisers.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Advisers (if applicable), is responsible for assessing the market appeal and the investment strategy of each Fund, and that Krane continually seeks to create new series of the Trust that address unique investment strategies.

●	The Board considered that Krane is responsible for arranging and overseeing service providers for the Trust.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

●	The Board also considered that Krane has established a securities lending program for the benefit of certain Funds.

●	The Board noted that Krane continues to evaluate its existing compliance and operational staff, as well as its investment personnel, and that Krane continually seeks to retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow. The Board noted the increased number of compliance personnel and investment in technology to facilitate oversight of various compliance matters.

●	The Board considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources.

The Bosera Agreement

●	The Board noted the reorganization of Bosera’s ownership that was reported earlier in the year, and the continued involvement of the prior portfolio management team for both KBA and KSTR after such reorganization.

●	The Board took note of the significant experience of Bosera’s portfolio management team for KBA with respect to investments in mainland China and access to the China A Share market.

●	The Board noted Bosera’s access to the SSE Science and Technology Innovation Board (STAR Market), and the experience of the KSTR portfolio management team with respect to investments in China domestic technology companies.

●	The Board considered the continued development of Bosera’s compliance function and its long-term relationship with the Adviser.

The Nikko Agreement

●	The Board noted that investors in KHYB have access to a portfolio managed by one of the largest asset management firms in Asia with significant experience managing fixed income portfolios in Japan and across Asia.

●	The Board considered that KHYB invests in high-yield bonds across the Asia Pacific region.

●	The Board considered that the lead portfolio manager of KHYB has a significant tenure at Nikko and is supported by a large and experienced fixed income team. The Board noted that they had an opportunity to speak with representatives of the KHYB portfolio management team during the year.

B.	Investment Performance

The Board noted that it considers the performance of each Fund versus an identified Morningstar peer group at each regular meeting of the Board. At the meeting, the Board considered each Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane and, in certain cases, a second peer group curated to better reflect the strategy of a particular Fund. The Board recognized that many of the Funds are in the same Morningstar peer group because they have significant exposure to China, notwithstanding meaningful differences in the Funds’ underlying indexes and investment strategies. The Board noted that it had retained a third-party consultant to review Krane’s peer selection process, and that it discussed with the consultant the limitations of comparisons versus such large and undifferentiated peer groups, considering that the Funds offer shareholders access to unique investment opportunities, particularly in China.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

The Board noted that several of the Funds are actively managed, and it considered that the performance of each actively managed Fund relative to its respective peer group is an appropriate measurement of performance. With respect to those Funds that track the performance of an underlying index, however, the Board determined that, although relative performance to a peer group should be considered, the tracking error and/or the tracking difference of each Fund against its underlying index was a more meaningful representation of a Fund’s performance. The Board considered that, at each meeting of the Board it receives reports of the tracking error of each Fund against both its underlying index and key competitors, and noted that Krane recently expanded its quarterly tracking error report to include tracking difference against each such Fund’s underlying index.

The Board noted that each passively managed Fund tracked its benchmark within expected ranges over the last year, and that the largest contributors to tracking error with respect to such Funds were adjustments to the portfolios as a result of changes to the underlying benchmarks due to Presidential Executive Order 13959 - Addressing the Threat From Securities Investments That Finance Certain Companies of the People’s Republic of China (“E.O. 13959”). The Board considered that the tracking error of KTEC exceeded 3% for the one-year period ended March 31, 2023, and noted that this primarily resulted from adjustments to this portfolio as a result of changes to the underlying benchmarks pursuant to E.O. 13959, and to sampling/rebalancing associated with IRS diversification testing.

The Board noted the following with respect to performance of certain funds relative to their identified peer groups:

●	KFYP: The Board noted that KFYP underperformed the median of its peer group for the 1-year period ended March 31, 2023 due to the strong performance of the China growth sector versus the China value sector in Q4 2022. The Board recognized that KFYP outperformed against its peers for the 3-year and 5-year time periods.

●	KHYB: With respect to the long-term relative underperformance of KHYB, which is an actively managed Fund, against the median of its peer group, the Board noted that the Fund’s long-term performance metrics include performance prior to August 2021 when KHYB invested solely in China. The Board considered that recent China real estate market uncertainty and Evergrande debt issues had added pressure to the Asian U.S. dollar high yield market. The Board also considered that KHYB significantly outperformed the median of its peer group over the one-year period.

●	KWEB: The Board noted that KWEB’s 3- and 5-year returns were below the median for its performance peer group due to increasing regulatory pressure from the Chinese government on the internet sector, a delisting threat from the U.S. government, and a slowdown in retail sales impacted by Covid-related lockdowns in China. The Board recognized that KWEB’s 1-year return is above the median of its performance peer group as a result of the diminishing risk of delisting and an improving regulatory environment in China.

●	KBA: The Board noted that KBA underperformed against the median for its performance peer group for the 1-year period ended March 31, 2023, because the improving regulatory environment in China resulted in improved performance of offshore listed companies versus the China A-shares market.

●	KALL: The Board considered that KALL’s relative underperformance measured against the median for its performance peer group for the 1-year period ended March 31, 2023, resulted

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

in part from the impact of COVID-19 on the general healthcare services industry in China, and increasing regulations in such industry.

●	KESG: The Board noted that KESG’s 1-year and since inception performance underperformed versus the median for its Morningstar performance peer group. The Board considered that KESG’s focus on ESG resulted in increased exposure to new China sectors such as consumer, communication services and health care, which have underperformed in the period since KESG’s inception.

●	KSTR: The Board considered that KSTR has broad exposure to China domestic technology companies which resulted in longer-term performance at the median of its peer group. The Board noted that the underperformance against the median for the 1-year period resulted from increasing U.S. restrictions on investments in China’s technology sector.

●	KHYB: The Board recognized that although KHYB has underperformed since inception, it outperformed against its peer group median in the past year mainly due to spreads tightening in Asia, while most other bond markets contended with steep drawdowns from rising U.S. interest rates.

●	KEMQ: The Board recognized the underperformance of KEMQ measured against its peer group median due to market volatility in the emerging markets internet sector, especially the China internet sector. The Board also noted that regulatory uncertainty from both China and the U.S., and a slowing consumer spending, contributed to performance issues overall in the sector.

●	KURE: The Board noted that KURE underperformed versus the median of its peer group for the 1-year period ended March 31, 2023, due to industry regulations and COVID-19’s disruption of general healthcare services. The Board recognized that KURE’s performance was above the median for the 3-year and since inception periods.

●	KMED: The Board noted that KMED underperformed the peer median for the 1-year and since inception periods ended March 31, 2023, because the pandemic disrupted general healthcare services, while vaccine related companies benefited.

The Board also considered other factors, including the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indices (if applicable). The Board considered that these factors can be expected to primarily affect the Funds’ tracking error (if applicable).

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Krane is responsible for paying most of the expenses incurred by a Fund, including those of the Fund’s principal service providers and Sub-Adviser (if applicable). The Board considered the information provided by Krane regarding the amounts it pays to the Funds’ service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered that Krane has imposed fee waivers on certain Funds and considered the net expense ratios of the Funds compared to those of their peer groups.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

The Board noted that the management fees paid by many of the Funds are higher than the median management fee within their respective Morningstar peer groups and that the total expense ratios of many Funds are managed through the use of expense waivers. The Board considered that the Morningstar peer groups for the Funds do not reflect the unique exposure and thematic approach of the Funds and considered that the Funds’ total expense ratios are generally consistent with those of their direct peers. The Board considered that Krane applies a methodical and consistent approach to pricing the Funds and conducts significant competitive research with respect to such pricing. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs incurred by Krane under the unitary fee structure. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays each Sub-Adviser’s fees.

D.	Costs and Profitability

The Board reviewed a report of fund-by-fund profitability prepared by Krane. The Board noted it had retained an independent third-party to review Krane’s profitability methodology and that it had the opportunity to discuss with the consultant Krane’s profitability methodology and the consultant’s views regarding the level of profitability reported by Krane versus the limited amount of publicly available information regarding the profitability of other registered investment advisers.

The Board noted that Krane continues to waive fees for some of the Funds. The Board also considered that although Krane is profitable, it was not making a profit from its relationship with all of the Funds under the Advisory Agreement. The Board considered Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board recognized that the volatility in asset flows experienced by the Funds and Krane overall can directly affect Krane’s profitability. The Board also considered that Krane has established a securities lending program for the benefit of certain of the Funds and that fees earned by Krane from such Funds can affect the profitability of such Funds.

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Advisers from their relationships with the Funds, noting the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund. The Board considered that Krane, and not the Funds, is responsible for paying the sub-advisory fees under each Sub-Advisory Agreement.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the assets of certain Funds to engage in soft dollar transactions and the existence of a securities lending program for certain Funds. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

F.	Economies of Scale

The Board considered that each Fund is managed by Krane pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance to its review, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

Approval of Advisory Agreement

At a meeting held on May 24-25, 2023, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of KraneShares Dynamic Emerging Markets Strategy ETF (“KEM” or “New Fund”), a new series of the Trust.

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 24, 2023, the Board received and considered information provided by Krane in response to the Independent Trustees’ written request for information regarding the New Fund and the Advisory Agreement.

The Board noted that it considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each series of the Trust, and that such information will include information related to the New Fund after it is operational. The Board considered that the Independent Trustees also receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to Krane and each series of the Trust is an ongoing one.

In evaluating the Advisory Agreement with respect to the New Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Fund by Krane; (2) the proposed compensation to be paid by the New Fund under the Advisory Agreement and any related fee waiver; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the New Fund; (4) the extent to which economies of scale could be realized as the New Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the New Fund to share in any such economies of scale; and (5) other benefits Krane anticipates it may receive from its relationship with the New Fund.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the Mary 24, 2023 executive session of the Independent Trustees and May 24-25, 2023 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the New Fund under the Advisory Agreement. The Board took note of the qualifications, background and responsibilities of Krane personnel who will provide services to the New Fund.

The Board considered that KEM will operate as a fund-of-funds that invests in two other series of the Trust, KraneShares MSCI Emerging Markets ex China Index ETF (“KEMX”) and KraneShares MSCI All China Index ETF (“KALL”). The Board considered Krane’s representation that KEM will be a unique investment opportunity for retail investors to invest in an active core emerging markets fund that will strategically allocate capital between KEMX and KALL in order to weight exposure to the China market, based on Krane’s outlook for the Chinese market. The Board noted Krane’s experience in managing both KEMX and KALL.

The Board recognized that Krane invests significant time and effort in structuring new series of the Trust, including the New Fund. They considered Krane’s evaluation of the market appeal for the New Fund and considered that Krane worked with the Trust’s service providers to manage

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

the administrative and other requirements for the New Fund. The Board also noted that Krane continually evaluates its existing compliance and operational staff, as well as its investment professionals, and that Krane has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board considered Krane’s current ownership structure, financial strength and long-term strategic plans, and noted that Krane is part of a family of investment management firms with significant resources, including administrative resources utilized by Krane.

B.	Investment Performance

The Board noted that, because the New Fund has not yet commenced investment operations, it has no investment performance. The Board also considered that once the New Fund commences operations, the Board will receive regular reports regarding its performance relative to its broad Morningstar peer group, as well as a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the New Fund against the performance of an identified index. The Board considered that there are limited peers available for the New Fund.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for the New Fund. The Board considered the proposed fee for the New Fund compared to its Morningstar universe. The Board considered that Krane will waive any acquired fund fees and expenses due to KEM’s investment in KEMX and KALL, and considered the results of such waiver on KEM’s proposed advisory fee. The Board also considered that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers. The Board noted that, under the unitary fee structure, Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

D.	Costs and Profitability

The Board considered the estimated cost of Krane’s services with respect to the New Fund. The Board noted that, because the New Fund has not yet launched, it was difficult to estimate how profitable it will be to Krane, although the Board recognized that the New Fund will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees received information from Krane regarding its overall profitability, particularly in light of recent market performance, and discussed with Krane’s management how launching the New Fund could impact such profitability. The Board considered information previously provided by Krane regarding the cost of its services and its profitability with respect to the existing operational series of the Trust. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the New Fund.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the New Fund, including, in particular, the effect KEM could have on assets of both KEMX and KALL, and the fees earned by Krane on KEMX and KALL. They noted that it was unlikely that

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

KEM would participate in the Trust’s securities lending program. The Board considered whether Krane would benefit as a result of its ability to use the New Fund’s assets to engage in soft dollar transactions.

F.	Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services as the New Fund grows, including the extent to which this is reflected in the level of fees to be paid by the New Fund. The Board noted that the proposed advisory fee for the New Fund does not include breakpoints, and considered that it is not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the evolution of its compliance and investment infrastructure, and that any economies of scale could be shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreement. The Board noted that, consistent with its approach to other series of the Trust, it will continue to monitor the New Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement, were reasonable in light of the factors considered by the Board.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

Approval of Advisory Agreement

At a meeting held on August 2-3, 2023, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of KraneShares Global Luxury Index ETF (“KLXY” or “New Fund”), a new series of the Trust.

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on August 2, 2023, the Board received and considered information provided by Krane in response to the Independent Trustees’ written request for information regarding the New Fund and the Advisory Agreement.

The Board noted that it considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each series of the Trust, and that going forward such information will include information related to the New Fund after it is operational. The Board considered that the Independent Trustees also receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to Krane and each series of the Trust is an ongoing one.

In evaluating the Advisory Agreement with respect to the New Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Fund by Krane; (2) the proposed compensation to be paid by the New Fund under the Advisory Agreement; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the New Fund; (4) the extent to which economies of scale could be realized as the New Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the New Fund to share in any such economies of scale; and (5) other benefits Krane anticipates it may receive from its relationship with the New Fund.

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the August 2, 2023 executive session of the Independent Trustees and August 2-3, 2023 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the New Fund under the Advisory Agreement. The Board took note of the qualifications, background and responsibilities of Krane personnel who will provide services to the New Fund.

The Board considered that KLXY will provide indirect exposure to the China market through holdings in securities issued by global luxury brands that have significant exposure to China and its growing middle class. The Board considered that Krane believes that the size of the consumer market in China will result in sustained revenue growth across global luxury brands that have a strong social media presence and perceived status. The Board considered how Krane intends to identify and weight such investments and noted that Krane has previous experience in managing portfolios with indirect exposure to China. The Board also considered the characteristics of the Solactive Global Luxury Index, the New Fund’s underlying index, and that Krane intends to use representative sampling to track the performance of the underlying index.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

The Board recognized that Krane invests significant time and effort in structuring new series of the Trust, including the New Fund. The Board considered Krane’s evaluation of the market appeal for the New Fund and considered that Krane worked with the Trust’s service providers to manage the administrative and other requirements for the New Fund. The Board also noted that Krane continually evaluates its existing compliance and operational staff, as well as its investment professionals, and that Krane has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board considered Krane’s current ownership structure, financial strength and long-term strategic plans, and noted that Krane is part of a family of investment management firms with significant resources, including administrative resources utilized by Krane.

B.	Investment Performance

The Board noted that, because the New Fund has not yet commenced investment operations, it has no investment performance. The Board considered that once the New Fund commences operations, the Board will receive regular reports regarding its performance relative to its broad Morningstar peer group, as well as a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the performance of the New Fund against the performance of its underlying index. The Board considered that there are limited peers available for the New Fund.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for the New Fund. The Board considered the proposed fee for the New Fund compared to its Morningstar universe, noting that the proposed fees and expenses for KLXY are higher than the median of the peer group. The Board considered that the New Fund will provide unique exposure to the global luxury sector, and that it will maintain a high level of exposure to foreign equity securities, which may effect the cost of managing the New Fund when compared to other funds in Morningstar’s U.S. Consumer Cyclical ETF peer group. The Board also considered that Krane structured the proposed fee for the New Fund in a manner that is consistent with the other thematic series of the Trust. The Board noted that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers. The Board noted that, under the unitary fee structure, Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

D.	Costs and Profitability

The Board considered an 18-month pro-forma projected profit and loss statement for the New Fund, including the estimated cost of Krane’s services with respect to the New Fund. The Board recognized that, because the New Fund has not yet launched, it was difficult to estimate how profitable it will be to Krane, although the Board recognized that the New Fund will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with Krane’s management how launching the New Fund could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the New Fund.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (concluded)

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the New Fund. They noted that the New Fund could participate in the Trust’s securities lending program. The Board also considered whether Krane would benefit as a result of its ability to use the New Fund’s assets to engage in soft dollar transactions.

F.	Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services as the New Fund grows, including the extent to which this is reflected in the level of fees to be paid by the New Fund. The Board noted that the proposed advisory fee for the New Fund does not include breakpoints, and considered that it is not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the evolution of its compliance and investment infrastructure, and that any economies of scale could be shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreement. The Board noted that, consistent with its approach to other series of the Trust, it will continue to monitor the New Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement, were reasonable in light of the factors considered by the Board.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund. Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2023 to September 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (continued)

	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares CICC China Leaders 100 Index ETF
Actual Fund Return	$1,000.00	$951.80	0.69%	$3.37
Hypothetical 5% Return	1,000.00	1,021.55	0.69	3.49

KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$882.90	0.69%	$3.25
Hypothetical 5% Return	1,000.00	1,021.55	0.69	3.49

KraneShares Bosera MSCI China A 50 Connect Index ETF
Actual Fund Return	$1,000.00	$867.40	0.56%	$2.61
Hypothetical 5% Return	1,000.00	1,022.20	0.56	2.83

KraneShares Bloomberg China Bond Inclusion Index ETF
Actual Fund Return	$1,000.00	$967.60	0.49%	$2.41
Hypothetical 5% Return	1,000.00	1,022.55	0.49	2.48

KraneShares MSCI All China Index ETF
Actual Fund Return	$1,000.00	$894.00	0.49%	$2.32
Hypothetical 5% Return	1,000.00	1,022.55	0.49	2.48

KraneShares MSCI One Belt One Road Index ETF
Actual Fund Return	$1,000.00	$942.90	1.00%	$3.84
Hypothetical 5% Return	1,000.00	1,021.05	1.00	3.99

KraneShares Emerging Markets Consumer Technology Index ETF
Actual Fund Return	$1,000.00	$927.40	0.60%	$2.89
Hypothetical 5% Return	1,000.00	1,022.00	0.60	3.03

KraneShares MSCI China Clean Technology Index ETF
Actual Fund Return	$1,000.00	$880.50	0.79%	$3.71
Hypothetical 5% Return	1,000.00	1,021.05	0.79	3.99

KraneShares Electric Vehicles and Future Mobility Index ETF
Actual Fund Return	$1,000.00	$902.00	0.72%	$3.42
Hypothetical 5% Return	1,000.00	1,021.40	0.72	3.64

KraneShares MSCI All China Health Care Index ETF
Actual Fund Return	$1,000.00	$860.90	0.65%	$3.02
Hypothetical 5% Return	1,000.00	1,021.75	0.65	3.29

KraneShares Asia Pacific High Income Bond ETF
Actual Fund Return	$1,000.00	$966.60	0.69%	$3.39
Hypothetical 5% Return	1,000.00	1,021.55	0.69	3.49

KraneShares Emerging Markets Healthcare Index ETF
Actual Fund Return	$1,000.00	$930.30	0.79%	$3.81
Hypothetical 5% Return	1,000.00	1,021.05	0.79	3.99

KraneShares MSCI Emerging Markets ex China Index ETF
Actual Fund Return	$1,000.00	$1,021.50	0.24%	$1.21
Hypothetical 5% Return	1,000.00	1,023.80	0.24	1.21

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares MSCI China ESG Leaders Index ETF
Actual Fund Return	$1,000.00	$891.50	0.59%	$2.79
Hypothetical 5% Return	1,000.00	1,022.05	0.59	2.98

KraneShares CICC China 5G & Semiconductor Index ETF
Actual Fund Return	$1,000.00	$844.60	0.65%	$3.00
Hypothetical 5% Return	1,000.00	1,021.75	0.65	3.29

KraneShares CICC China Consumer Leaders Index ETF
Actual Fund Return	$1,000.00	$831.20	0.69%	$3.16
Hypothetical 5% Return	1,000.00	1,021.55	0.69	3.49

KraneShares SSE STAR Market 50 Index ETF
Actual Fund Return	$1,000.00	$753.70	0.89%	$3.90
Hypothetical 5% Return	1,000.00	1,020.55	0.89	4.50

KraneShares Hang Seng TECH Index ETF
Actual Fund Return	$1,000.00	$905.30	0.69%	$3.29
Hypothetical 5% Return	1,000.00	1,021.55	0.69	3.49

KraneShares China Innovation ETF
Actual Fund Return	$1,000.00	$858.50	0.11%	$0.51
Hypothetical 5% Return	1,000.00	1,024.45	0.11	0.56

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF
Actual Fund Return	$1,000.00	$1,027.40	0.69%	$3.50
Hypothetical 5% Return	1,000.00	1,021.55	0.69	3.49

KraneShares China Internet and Covered Call Strategy ETF
Actual Fund Return	$1,000.00	$1,064.60	0.26%	$1.34
Hypothetical 5% Return	1,000.00	1,023.70	0.26	1.32

KraneShares Dynamic Emerging Markets Strategy ETF
Actual Fund Return(2)	$1,000.00	$988.40	0.10%	$0.10
Hypothetical 5% Return	1,000.00	1,004.95	0.10	0.10

KraneShares Global Luxury Index ETF
Actual Fund Return(3)	$1,000.00	$937.20	0.69%	$0.44
Hypothetical 5% Return	1,000.00	1,002.83	0.69	0.45

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) unless otherwise indicated.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 37/366 (to reflect the period from 8/24/23- 9/30/23).
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 24/366 (to reflect the period from 9/6/23- 9/30/23).

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the closing price on the stock exchange on which the Shares of the Funds are listed for trading. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http:// kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

KraneShares Trust: 280 Park Avenue 32nd Floor New York, NY 10017	Distributor: SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Investment Adviser: Krane Funds Advisors, LLC 280 Park Avenue 32nd Floor New York, NY 10017	Administrator: SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Sub-Adviser: Bosera Asset Management (International) Co., Ltd. Suite 4109 Jardine House One Connaught Place Central, Hong Kong	Independent Registered Public Accounting Firm: KPMG LLP 1601 Market Street Philadelphia, PA 19103

Sub-Adviser: Nikko Asset Management Americas, Inc. 605 Third Avenue 38th Floor New York, NY 10158

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-001-1100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act, as amended (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable to the Registrant.

(b) Officer certification, as required by Rule 30a-2(b) under the Act, as amended (17 CFR § 270.30a-2(b)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 8, 2023

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 8, 2023